1933 Act Registration Number 333-30318
                                          1940 Act Registration Number 811-07600

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                   FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-effective Amendment Number 3
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment Number 33

              AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                          (Exact Name of Registrant)

                      AMERICAN NATIONAL INSURANCE COMPANY
                           (Exact Name of Depositor)
                                One Moody Plaza
                            Galveston, Texas  77550
             (Address of Depositor's Principal Executive Offices)
                                (409) 763-4661
              (Depositor's Telephone Number, including Area Code)

            Rex Hemme                                         Jerry L. Adams
     Vice President, Actuary                         Greer, Herz & Adams, L.L.P.
American National Insurance Company    With copy to:       One Moody Plaza
        One Moody Plaza                                 Galveston, Texas 77550
     Galveston, Texas  77550
                    (Name and Address of Agent for Service)

Declaration Required by Rule 24f-2(a)(1): An indefinite number of securities of the Registrant has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Notice required by Rule 24f-2(b)(1) has been filed in the Office of the Securities and Exchange Commission on March 30, 2003 for the Registrant's fiscal year ending
December 31, 2002.


It is proposed that this filing will become effective (check appropriate box):
[ ]      immediately upon filing pursuant to paragraph (b) of Rule 485
[x]      on May 1, 2003 pursuant to paragraph (b) of Rule 485
[ ]      60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ]      on (date) pursuant to paragraph (a)(i) of Rule 485
[ ]      75 days after filing pursuant to paragraph (a)(ii) of rule 485
[ ]      on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
Title of Securities Being Registered: Variable Annuity Contracts

WEALTHQUEST III Variable Annuity
Issued by American National Insurance Company
Home Office One Moody Plaza Galveston TX 77550-7999
Prospectus MAY 1, 2003 1-800-306-2959

This prospectus describes a deferred variable annuity contract issued to either individuals or groups depending upon the state in which the contract is issued. (See "Type of Contract" on page 18.)


You can allocate your contract value to American National Variable Annuity Separate Account, which reflects the investment performance of the following eligible portfolios selected by you, and our Fixed Account which earns a guaranteed minimum rate. At this time, you can allocate your contract value to the following portfolios:

American National Fund
o  Growth Portfolio
o  Balanced Portfolio
o  Equity Income Portfolio
o  High Yield Bond Portfolio
o  International Stock Portfolio
o  Small-Cap/Mid-Cap Portfolio
o  Government Bond Portfolio
o  Money Market Portfolio
Fidelity Investments Funds Service Class 2 o VIP Mid Cap Portfolio o VIP Index 500 Portfolio o VIP Contrafund(R) Portfolio o VIP Aggressive Growth Portfolio o VIP Growth Opportunities Portfolio T. Rowe Price Funds o Equity Income Portfolio
o Mid-Cap Growth Portfolio o International Stock Portfolio o Limited-Term Bond Portfolio MFS Variable Insurance Trust o Capital Opportunities Portfolio o Emerging Growth Portfolio o Research Portfolio o Investors Trust Portfolio


Federated Fund
o  Capital Income Fund II Portfolio
o  Growth Strategies Portfolio

o International Small Company Fund II Portfolio o High Income Bond Portfolio o Equity Income Fund II Portfolio Alger American Fund Class O Shares o Alger American Small Capitalization Portfolio o Alger American Growth Portfolio o Alger American MidCap Growth Portfolio o Alger American Leveraged AllCap Portfolio o Alger American Income & Growth Portfolio o Alger American Balanced Portfolio INVESCO Variable Investment Funds o VIF-Health Sciences Fund o VIF-Small Company Growth Fund o VIF-Telecommunications Fund o VIF-Utilities Fund
o VIF-Dynamics Fund o VIF-Real Estate Opportunity Fund o VIF-Financial Services Fund o VIF-Technology Fund

This prospectus contains information that you should know before purchasing a contract. Additional information about the contract is contained in a Statement of Additional Information ("SAI") filed with the Securities and Exchange Commission, ("SEC") which is incorporated by reference into this prospectus. You may obtain a free copy of the SAI, which is dated the same date as this prospectus, by writing or calling us at our home office. The table of contents of the SAI is on page 52 of this prospectus. The SEC maintains an Internet Web site (http://www.sec.gov) that contains material incorporated by reference into this prospectus, SAI, and other information regarding companies that file electronically with the SEC.

For more information on the American National Fund, Fidelity Investments Funds,
T. Rowe Price Funds, MFS Fund, Federated Fund, Alger American Fund, and INVESCO Variable Investment Funds, see their prospectuses. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Interests in the contract are not deposits or obligations of, or guaranteed or endorsed by any bank, nor is the contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The contract involves investment risk, including possible loss of principal.


          Please Read This Prospectus Carefully and Keep It For Future Reference

Form 4879                                                               Rev 5-03

TABLE OF CONTENTS
                                                                            Page
Glossary.......................................................................4
Introduction...................................................................6
 What is the Purpose of the Contract?.................... .....................6
 What are my Investment Options?...............................................6
 How do I purchase a contract?................................................7
 How do I allocate purchase payments?.........................................7
 Can I transfer amounts between the Investment alternatives?...................7
 Market Timing.................................................................8
What is the death benefit under the contract?..................................8
 Can I get my money if I need it?..............................................8
 How can I receive annuity payments?...........................................8
 What are the charges and deductions under the contract?......................9
 What are the tax consequences associated with the contract?..................9
 If I have questions, where can I go?..........................................9
Expenses Before the Annuity Date..............................................10
Contract Owner Transaction Expenses..........................................10
  Sales Load as a Percentage of Purchase Payments.............................10
  Deferred Sales Load ("Surrender Charge")....................................10
Expenses During the Annuity Period............................................11
Accumulation Unit Values......................................................13
Contract......................................................................18
 Type of Contract.............................................................18
 Contract Application and Purchase Payments...................................18
 Allocation of Purchase Payments..............................................18
 Crediting of Accumulation Units..............................................19
 Allocation of Charges and Other Deductions to the Subaccounts
  and the Fixed Account.......................................................19
 Determining Accumulation Unit Values........................................19
 Transfers Before Annuity Date................................................20
 Special Programs.............................................................20
Charges and Deductions Before the Annuity Date...............................22
 Surrender Charge.............................................................22
 Other Charges................................................................23
 Deduction of Fees............................................................23
 Exception to Charges.........................................................24
Distributions Under the Contract..............................................25
 Distributions Before Annuity Date............................................25
  Surrenders..................................................................25
  Systematic Withdrawal Program...............................................25
  Waiver of Surrender Charges.................................................26
 Death Benefit Before Annuity Date............................................28
                                                                            Page
Minimum Guaranteed Death Benefit Rider ......................................28
 3% Guaranteed Death Benefit Rider............................................29
 5% Guaranteed Death Benefit Rider ..........................................29
 Distributions During the Annuity Period.....................................31

  Election of Annuity Option ................................................31
  Allocation of Benefits......................................................31
  Annuity Options.............................................................32
  Value of Variable Annuity Payments: Assumed Investment Rates................33
  Annuity Provisions...................................................... ...33
The Company, Separate Account and Funds.................................. ....34
 American National Insurance Company.................................... .....34
 The Separate Account....................................................  ...34
 The Funds....................................................................35
 Changes in Investment Options................................................42

Fixed Account.................................................................43
Federal Tax Matters...........................................................44
 Introduction.................................................................44
 Tax Status of the Contracts..................................................44
 Taxation of Annuities in General.............................................44
 Withdrawals..............................................................  ..44
 Penalty Tax..................................................................45
 Annuity Payments.............................................................45
 Taxation of Death Benefit Proceeds...........................................45
 Transfers or Assignments of a Contract.......................................46
 Required Distributions.......................................................46
 Withholding..................................................................46
 Multiple Contracts........................................................ ..46
 Exchanges................................................................. ..46
 Taxation of Qualified Contracts............................................. 46
 Distributions from Qualified Contracts.......................................47
 Possible Changes in Taxation.................................................49
 All Contracts................................................................49
Performance...................................................................50
Distributor of the Contract...................................................50
Legal Matters.................................................................51
Legal Proceedings.............................................................51
Experts.................................................................... ..51
Additional Information...................................................... .51
Financial Statements....................................................... ..52
Table of Contents of Statement of Additional Information......................52

GLOSSARY
Accumulation Period. The time between the date Accumulation Units are first purchased by us and the earliest of (1) the Annuity Date; (2) the date the Contract is surrendered; or (3) the date of the Contract Owner's death.

Accumulation Unit. A unit used by us to calculate a Contract's value during the Accumulation Period.

Accumulation Value. The sum of (1) the value of your Accumulation Units and (2) value in the Fixed Account.

Alger American Fund. The Alger American Fund.

American National Fund. American National Investment Accounts, Inc.

Annuitant. The person or persons who will receive annuity payments.

Annuity Date. The date annuity payments begin.

Annuity Period. The time during which annuity payments are made.


Annuity Unit. A unit used by us to calculate the dollar amount of variable annuity payments.


Company ("we", "our" or "us" ). American National Insurance Company.


Contract. The contract described in this prospectus.


Contract Owner ("you" or "your"). Unless changed by notice to us, the Contract Owner is as stated in the application.

Contract Anniversary. An anniversary of the Date of Issue.

Contract Year. A one-year period, commencing on either the Date of Issue or a Contract Anniversary.

Date of Issue. The date a Contract is issued.

Eligible Portfolio. A Portfolio which corresponds to a subaccount.

Enhanced Death Benefit Riders. Optional death benefits available at an additional cost.

Federated Fund. Federated Insurance Series.


Fidelity Investment Funds. Variable Insurance Products Fund. The Fidelity Fund's Portfolios offered through the Contract are Service Class 2 Portfolio's.


Fixed Account. A part of our General Account which will accumulate interest at a fixed rate.

General Account. All of our assets except those segregated in separate accounts.

INVESCO Variable Investment Funds. INVESCO Variable Investment Funds, Inc.

MFS Fund. MFS Variable Insurance Trust.

Non-Qualified Contract. A Contract that does not receive favorable tax treatment under the Internal Revenue Code.

Portfolio. A series of a registered investment company designed to meet specified investment objectives.


Purchase Payment. A payment made to us during the Accumulation Period less any premium tax charges incurred at the time the Purchase Payment is made.


Qualified Contract. A Contract issued in connection with a retirement plan that receives favorable tax treatment under the Internal Revenue Code.

T. Rowe Price Funds. T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Fixed Income Series, Inc.


Valuation Date. Each day the New York Stock Exchange ("NYSE") is open for regular trading, except for the day after Thanksgiving and the day after Christmas. Accumulation Values are calculated and redemptions, transfers, and purchases are made only on Valuation Dates.

Valuation Period. The close of business on one Valuation Date to the close of business on the next.


Variable Annuity. An annuity with payments and value that vary in dollar amount based on performance of the investments you chose.

INTRODUCTION

What is the Purpose of the Contract?

The Contract allows you to accumulate funds, on a tax-deferred basis, that will increase or decline in value based on the performance of investments you choose. You should use the Contract for retirement planning or other long-term goals. The Contract is designed for purchasers seeking tax-deferred accumulation of assets, generally for long-term purposes. The tax-deferred feature is most attractive to people in high federal (and state) tax brackets. You should not invest in this Contract if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. The tax deferral feature of variable annuities is unnecessary when purchased to fund a qualified plan, since the Plan would already provide tax deferral in most cases. You should consider whether the other features and benefits, such as the opportunity for lifetime income benefits, and the guaranteed level of certain charges, make the Contract appropriate for your needs.


What are my Investment Options?
You can invest your Purchase Payments in one or more of the following subaccounts of the separate account, each of which invests exclusively in shares of a corresponding Eligible Portfolio:

o  American National Growth
o  American National Balanced
o  American National Equity Income
o  American National Money Market
o  American National High Yield Bond
o  American National International Stock
o  American National Small-Cap/Mid-Cap
o  American National Government Bond
o  Fidelity VIP Mid Cap
o  Fidelity VIP Index 500
o  Fidelity VIP Contrafund(R)
o  Fidelity VIP Aggressive Growth
o Fidelity VIP Growth Opportunities o T. Rowe Price Equity Income o T. Rowe Price Mid-Cap Growth o T. Rowe Price International Stock o T. Rowe Price Limited-Term Bond o MFS Capital Opportunities o MFS Emerging Growth o MFS Research o MFS Investors Trust o Federated Capital Income Fund II o Federated Growth Strategies

o Federated International Small Company Fund II o Federated High Income Bond o Federated Equity Income Fund II o Alger American Small Capitalization o Alger American MidCap Growth o Alger American Growth o Alger American Balanced o Alger American Leveraged AllCap o Alger American Income & Growth o INVESCO VIF-Health Sciences Fund o INVESCO VIF-Small Company Growth Fund o INVESCO VIF-Telecommunications Fund o INVESCO VIF-Utilities Fund o INVESCO VIF-Dynamics Fund o INVESCO VIF-Real Estate Opportunity Fund o INVESCO VIF-Financial Services Fund o INVESCO VIF-Technology Fund

Each such subaccount and corresponding Eligible Portfolio has its own investment objective. Some of the Eligible Portfolios have similar investment objectives. (See


"Funds" beginning on page 35.) There is no assurance that Eligible Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of your Accumulation Value.


You can also invest in our Fixed Account.

How do I purchase a contract?
You can purchase a Contract by submitting a completed application and the minimum Purchase Payment to our home office. You must make at least a $5,000 minimum initial Purchase Payment and any subsequent Purchase Payments must be at least $2,000. However, if you are applying for a Contract as part of a qualified plan you may make a minimum initial Purchase Payment of $100, provided you intend to make Purchase Payments of at least $1200 per year. We may change these amounts.


Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000. Purchase Payments will not be accepted after you reach age 86.


For a limited time, usually ten days after you receive the Contract, you can return the Contract to our home office and receive a refund. (See, "Contract Application and Purchase Payments" on page 18.)

How do I allocate purchase payments?
You can allocate your Purchase Payments among the 40 currently available subaccounts and the Fixed Account. You cannot allocate less than 1% of a Purchase Payment to any one investment option. The minimum initial deposit in any subaccount and the Fixed Account is $100.

Can I transfer amounts among the Investment alternatives?

You can make transfers among subaccounts and to our Fixed Account at any time. Transfers from our Fixed Account before the Annuity Date are limited. (See "Transfers Before Annuity Date" on page 20 for additional limitations.) Transfers from our Fixed Account after the Annuity Date are not permitted. (See "Allocation of Benefits" on page 31 for additional limitations.) Before the Annuity Date, you can make twelve transfers each Contract Year at no charge. Additional transfers will be subject to a $10.00 exchange fee. All transfers after the Annuity Date are free. You should periodically review your allocations among the subaccounts and the Fixed Account to make sure they fit your current situation and financial goals. You can make allocation changes either in writing or during our normal business hours by telephone if a telephone authorization form is on file with us. We will employ reasonable procedures to confirm that telephone instructions are genuine. These procedures may include requiring callers to identify themselves and the policy owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information. There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine. We may record telephone requests. We cannot guarantee that we will be available to accept telephone transfer instructions. The contracts are first and foremost annuity policies, designed for retirement or other long-term financial planning, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to an underlying portfolio and harmful to other policy owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in our judgment, an underlying portfolio or other policy owners would potentially be adversely affected or if an underlying portfolio objects to or would reject our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular policy owners who, in our view, have abused or appear likely to abuse the transfer privilege.


Market Timing
Without in any way limiting our ability to determine that other situations or practices adversely affect an underlying portfolio or other contract owners, if within any 120-day period, you make more than one sale involving a redemption of any shares of a portfolio that were purchased within the 60-day period prior to such redemption, we may refuse to honor any such sale or transfer or place restrictions on your transfer privileges. Purchases and redemptions made under any special programs, such as dollar cost averaging or rebalancing, are not included in this standard.

What is the death benefit under the contract?
If you or the Annuitant die before the Annuity Date, the death benefit will be equal to the greater of: (i) the amount of the Accumulation Value on the date notice of death is received at our home office, or (ii) the sum of all Purchase Payments made less any withdrawals made prior to the date notice of death is received at our home office. The death benefit may be more if you selected an Enhanced Death Benefit Rider. (See "Death Benefit Before Annuity Date" on page 27.)

Can I get my money if I need it?

By written request to us, you can withdraw all or part of your Accumulation Value at any time before the Annuity Date. Such withdrawal may be subject to a Surrender Charge, an IRS penalty tax and income tax. If your contract was purchased in connection with a retirement plan, such withdrawal may also be subject to plan restrictions. Withdrawals from a Contract qualified under
Section 403(b) of the Internal Revenue Code may be restricted. (See "Taxation of Qualified Contracts" under "Federal Tax Matters" on page 44.) If the Accumulation Value is less than $2,000, we will terminate the Contract and pay the surrender value to you. (See "Surrenders" on page 25.) Depending upon the annuity option selected, you may also be able to withdraw any amount remaining during the Annuity Period. (See "Annuity Options" on page 32.)


How can I receive annuity payments?
You can choose from a number of annuity payment options, which include

o  monthly payments for a number of years

o  payments for life

o  payments made jointly

You can also choose to receive your Annuity Payments on a fixed or variable basis. Variable payments will increase or decrease based on the investment performance of the Eligible Portfolios. (See "Annuity Options", page 32.)

What are the charges and deductions under the contract?
We do not currently deduct a sales charge when you purchase your Contract. We may deduct a surrender charge up to 7% of Purchase Payments withdrawn.

You will also be charged an annual contract fee of $35 unless

o  all of your Accumulation Value is in the Fixed Account, or

o your Accumulation Value is greater than $50,000 on the last day of a Contract Year.
We charge a mortality risk fee and an expense risk fee to meet our death benefit obligations and to pay expenses not covered by the annual contract fee. The mortality risk fee is 0.70% and the expense risk fee is 0.40% on an annual basis. If you select an Enhanced Death Benefit Rider, we will charge you a higher mortality risk fee.

We also charge a daily administrative fee equal, on an annual basis, to 0.10% of the Contract's daily Accumulation Value.

We may make additional charges for premium taxes when incurred.

What are the tax consequences associated with the contract?
You are generally required to pay taxes on amounts earned in a Non-Qualified Contract only when they are withdrawn. When you take distributions or withdrawals from a Contract, taxable earnings are considered to be paid out first, followed by the investment in the Contract. All or a portion of each annuity payment you receive under a Non-Qualified Contract will be taxable.

Distributions from a Contract are taxed as ordinary income. You may owe a 10% federal income tax penalty for distributions or withdrawals taken before age 59 1/2.

You are generally required to pay taxes on all amounts withdrawn from a Qualified Contract because Purchase Payments were made with before-tax dollars. Restrictions and penalties may apply to withdrawals from Qualified Contracts. (See "Federal Tax Matters", page 44.)

If I have questions, where can I go?
If you have any questions about the Contract, you can contact your registered representative or write us at P.O. Box 1893, Galveston, Texas, 77553-1893 or call us at 1-800-306-2959.

EXPENSES BEFORE THE ANNUITY DATE
The following summarizes the charges we will make before the Annuity Date. It also summarizes the fees and expenses of the Eligible Portfolios. You should consider this information with the information under the heading "Charges and Deductions Before Annuity Date" on page 22.


Contract Owner Transaction Expenses

Sales Load as a Percentage of Purchase Payments      0%


Deferred Sales Load ("Surrender Charge")

|_|      Free Withdrawal Amount


   In any Contract Year, you can withdraw the greater of (1) 10% of your Accumulation Value at the time of the withdrawal or (2) your Accumulation Value less total Purchase Payments (the "Free Withdrawal Amount") penalty free. The portion of a withdrawal in excess of the Free Withdrawal Amount is a withdrawal of Purchase Payments and is subject to a Surrender Charge. If you withdraw less than 10% of your Accumulation Value, the free withdrawal amount available under the 10% option for any subsequent withdrawal in that Contract Year will be reduced by the percentage previously withdrawn. (See "Surrender Charge" on page 22.)


|_|      Calculation of Surrender Charges

   Surrender Charges vary depending on the number of complete years elapsed since the Purchase Payment being withdrawn was paid, on a first paid, first withdrawn basis. The Surrender Charge will be deducted from your Accumulation Value, if sufficient. If your Accumulation Value is not sufficient, your withdrawal will be reduced accordingly. Surrender Charges will be a percentage of each Purchase Payment or portion thereof withdrawn as illustrated in the following table:

           Complete Years                       Applicable    Elapsed Since
Surrender Charge
          Purchase Payment                         as a
                Made                            Percentage

-------------------------------------------------------------------------------


             Less than 1                            7.0
                  1                                 7.0
                  2                                 6.0
                  3                                 5.0
                  4                                 4.0
                  5                                 3.0
                  6                                 2.0
           7 and thereafter                         0.0

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract not including Eligible Portfolio fees and expenses.

EXCHANGE FEE                                                                $ 10
ANNUAL CONTRACT FEE                                                         $ 35

SEPARATE ACCOUNT ANNUAL EXPENSES


                                                                     Base Policy Plus Enhanced Death
                            Base Policy Only Benefit

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Guar. Min.
                                                                      Rider     3% Rider     5% Rider

------------------------------------------------------------------------------------------------------------------------------------
(as percentage of average net assets)

Mortality Risk                                           0.70%        0.80%        0.90%        1.05%
Expense Risk Fee                                         0.40%        0.40%        0.40%        0.40%
Administrative Asset Fee                                 0.10%        0.10%        0.10%        0.10%
Total Separate Account
 Annual Expenses                                         1.20%        1.30%        1.40%        1.55%



The next table shows the minimum and maximum total operating expenses charged by the Eligible Portfolio that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Portfolios fees and expenses is contained in the prospectus for each Eligible Portfolio.

                                                  Minimum1              Maximum2
             Total Expenses                        0.60%                   8.19%


1 Fidelity Index 500- The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.53%. This arrangement can be discontinued by the fund's manager at any time See the accompanying fund prospectus for details.

2 Federated International Small Company Fund II

EXPENSES DURING THE ANNUITY PERIOD
During the Annuity Period, we will charge the separate account a mortality risk fee of .70% and an expense risk fee of .45%. The Eligible Portfolios in which you have invested will charge the portfolio annual expenses described above. No other fees or expenses are charged against the Contract during the Annuity Period.

EXAMPLES
 This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Fees, Separate Account annual expenses and Eligible Portfolio fees and expenses.

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

1 year                      3 years                   5 years           10 years
$1330                       $2590                     $3720                $6440


(2) If you do not surrender your Contract

1 year                      3 years                   5 years           10 years
$710                        $2080                     $3400                $6440


You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the separate account and the Eligible Portfolios. The expenses shown above for the Eligible Portfolios are assessed at the underlying fund level and are not direct charges against the separate account's assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Eligible Portfolio's net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of an Eligible Portfolio. For a more complete description of the management fees of the American National Fund, the Fidelity Investment Funds, the T. Rowe Price Funds, the MFS Fund, the Federated Fund, the Alger American Fund, and the INVESCO Variable Investment Funds, see their prospectuses.

ACCUMULATION UNIT VALUE
(For an accumulation unit outstanding throughout the period)



Year Ended December 31,                                       2002                                2001
                                                 -------------------------------------------------------------------
                                             -----------------------------------------------------------------------
        AUV- Accumulation Unit Value             AUV        AUV     AUV Units        AUV        AUV     AUV Units
                                              Beginning   Ending   Outstanding    Beginning   Ending   Outstanding
                                                Period    Period   End Period      Period     Period   End Period

                                             -----------------------------------------------------------------------
American National Equity Income
Portfolio
 -3% Roll-up                                     $0.900    $0.762         0         $0.000      $0.900          0
 -5% Roll-up                                     $0.897    $0.759                   $0.000      $0.897     75,400
                                                                     75,357
 -No Rider                                       $0.903    $0.766   272,783         $0.000      $0.903    231,855
 -6 Year Ratchet                                 $0.901    $0.764   229,992         $0.000      $0.901    102,253
American National Government Bond
Portfolio
 -3% Roll-up                                     $1.103    $1.177       577         $0.000      $1.103          0
 -5% Roll-up                                     $1.100    $1.172                   $0.000      $1.100     18,712
                                                                    212,941
 -No Rider                                       $1.107    $1.183   132,190         $0.000      $1.107     31,805
 -6 Year Ratchet                                 $1.105    $1.180    97,346         $0.000      $1.105     12,497
American National Growth Portfolio
 -3% Roll-up                                     $0.785    $0.560         0         $0.000      $0.785          0
 -5% Roll-up                                     $0.783    $0.558         0         $0.000      $0.783          0
 -No Rider                                       $0.788    $0.564    42,827         $0.000      $0.788     68,227
 -6 Year Ratchet                                 $0.787    $0.562    12,202         $0.000      $0.787      2,838
American National High Yield Bond
Portfolio
 -3% Roll-up                                     $0.982    $0.941         0         $0.000      $0.982          0
 -5% Roll-up                                     $0.980    $0.938                   $0.000      $0.980     30,251
                                                                     55,209
 -No Rider                                       $0.986    $0.947    10,263         $0.000      $0.986      6,483
 -6 Year Ratchet                                 $0.984    $0.944         0         $0.000      $0.984     13,338
American National International Stock
Portfolio
 -3% Roll-up                                     $0.642    $0.513         0         $0.000      $0.642          0
 -5% Roll-up                                     $0.641    $0.511                   $0.000      $0.641     23,484
                                                                     23,484
 -No Rider                                       $0.645    $0.515     7,139         $0.850      $0.645          0
 -6 Year Ratchet                                 $0.643    $0.514         0         $0.000      $0.643          0
American National Money Market
Portfolio
 -3% Roll-up                                     $1.032    $1.027         0         $0.000      $1.032      5,671
 -5% Roll-up                                     $1.029    $1.023                   $0.000      $1.029    454,685
                                                                    118,289
 -No Rider                                       $1.035    $1.033 5,669,242         $1.018      $1.035  4,470,160
 -6 Year Ratchet                                 $1.033    $1.030         0         $0.000      $1.033    119,640




Year Ended December 31,                                       2002                                2001
                                                 -------------------------------------------------------------------
                                             -----------------------------------------------------------------------
        AUV- Accumulation Unit Value             AUV        AUV     AUV Units        AUV        AUV     AUV Units
                                              Beginning   Ending   Outstanding    Beginning   Ending   Outstanding
                                                Period    Period   End Period      Period     Period   End Period

                                             -----------------------------------------------------------------------
American National Small Cap/Mid Cap
Portfolio
 -3% Roll-up                                     $0.296    $0.127         0         $0.000      $0.296         0
 -5% Roll-up                                     $0.295    $0.126         0         $0.000      $0.295         0
 -No Rider                                       $0.297    $0.127    24,508         $0.663      $0.297    15,816
 -6 Year Ratchet                                 $0.297    $0.127   494,020         $0.000      $0.297    29,881

Fidelity VIP Aggressive Growth - Class 2
 -3% Roll-up                                     $0.862   $ 0.624         0         $0.000      $0.862         0
 -5% Roll-up                                     $0.861    $0.622         0         $0.000      $0.861         0
 -No Rider                                       $0.864    $0.626     3,420         $0.000      $0.864       659
 -6 Year Ratchet                                 $0.863    $0.625    26,790         $0.000      $0.863     2,899
Fidelity VIP II Asset Manager - Class 2
 -3% Roll-up                                     $0.905    $0.812         0         $0.000      $0.905         0
 -5% Roll-up                                     $0.903    $0.809         0         $0.000      $0.903         0
 -No Rider                                       $0.908    $0.816         0         $0.000      $0.908         0
 -6 Year Ratchet                                 $0.907    $0.814         0         $0.000      $0.907         0
Fidelity VIP II Asset Mgr Growth- Class 2
 -3% Roll-up                                     $0.813    $0.675         0         $0.000      $0.813         0
 -5% Roll-up                                     $0.811    $0.672         0         $0.000      $0.811         0
 -No Rider                                       $0.816    $0.678         0         $0.000      $0.816         0
 -6 Year Ratchet                                 $0.814    $0.676         0         $0.000      $0.814         0
Fidelity VIP II Contra Fund - Class 2
 -3% Roll-up                                     $0.826    $0.736    75,093         $0.000      $0.826    74,882
 -5% Roll-up                                     $0.824    $0.733   191,852         $0.000      $0.824    79,700
 -No Rider                                       $0.829    $0.740   797,162         $0.959      $0.829    71,238
 -6 Year Ratchet                                 $0.827    $0.738    83,373         $0.000      $0.827    31,697
Fidelity VIP II Index 500 - Class 2
 -3% Roll-up                                     $0.794    $0.607   116,710         $0.000      $0.794   116,249
 -5% Roll-up                                     $0.792    $0.605   624,508         $0.000      $0.792   322,927
 -No Rider                                       $0.797    $0.610   642,738         $0.921      $0.797   486,518
 -6 Year Ratchet                                 $0.795    $0.609   357,939         $0.000      $0.795    70,208
Fidelity VIP III Growth Opp Port - Class 2
 -3% Roll-up                                     $0.739    $0.568         0         $0.000      $0.739         0
 -5% Roll-up                                     $0.737    $0.566         0         $0.000      $0.737         0
 -No Rider                                       $0.742    $0.572    42,986         $0.000      $0.742    37,621
 -6 Year Ratchet                                 $0.740    $0.570    12,595         $0.000      $0.740    20,068
Fidelity VIP Mid Cap - Class 2
 -3% Roll-up                                     $1.034    $0.917                   $0.000      $1.034         0
                                                                      2,675
 -5% Roll-up                                     $1.033    $0.915    98,157         $0.000      $1.033       520
 -No Rider                                       $1.036    $0.921   269,045         $1.005      $1.036    14,858
 -6 Year Ratchet                                 $1.035    $0.919    65,017         $0.000      $1.035    33,015




Year Ended December 31,                                       2002                                2001
                                                 -------------------------------------------------------------------
                                             -----------------------------------------------------------------------
        AUV- Accumulation Unit Value             AUV        AUV     AUV Units        AUV        AUV     AUV Units
                                              Beginning   Ending   Outstanding    Beginning   Ending   Outstanding
                                                Period    Period   End Period      Period     Period   End Period

                                             -----------------------------------------------------------------------
T Rowe Price Equity Income
 -3% Roll-up                                    $ 1.068    $ 0.915                  $0.000      $1.068    58,111
                                                                     58,213
 -5% Roll-up                                     $1.066    $0.911   245,269         $0.000      $1.066    98,605
 -No Rider                                       $1.072    $0.920   938,974         $1.084      $1.072   107,564
 -6 Year Ratchet                                 $1.070    $0.918   226,544         $0.000      $1.070    71,498
T Rowe Price International Stock Portfolio
 -3% Roll-up                                     $0.656    $0.529         0         $0.000      $0.656         0
 -5% Roll-up                                     $0.655    $0.527         0         $0.000      $0.655         0
 -No Rider                                       $0.659    $0.532   418,239         $0.000      $0.659         0
 -6 Year Ratchet                                 $0.658    $0.530    18,590         $0.000      $0.658    13,924
T Rowe Price Limited Term Bond
 -3% Roll-up                                     $1.099    $1.142         0         $0.000      $1.099         0
 -5% Roll-up                                     $1.096    $1.137    44,133         $0.000      $1.096    12,441
 -No Rider                                       $1.103    $1.148   156,695         $1.203      $1.103    36,523
 -6 Year Ratchet                                 $1.101    $1.145    57,680         $0.000      $1.101    26,109
T Rowe Price Mid Cap Growth
 -3% Roll-up                                     $0.979    $0.760                   $0.000      $0.979    50,534
                                                                     50,534
 -5% Roll-up                                     $0.977    $0.757    81,897         $0.000      $0.977    35,940
 -No Rider                                       $0.983    $0.765   161,589         $0.000      $0.983    64,280
 -6 Year Ratchet                                 $0.981    $0.762    43,312         $0.000      $0.981     2,782
MFS Capital Opportunities Series
 -3% Roll-up                                     $0.679    $0.470         0         $0.000      $0.679         0
 -5% Roll-up                                     $0.677    $0.469   126,514         $0.000      $0.677   194,373
 -No Rider                                       $0.681    $0.473    91,725         $0.902      $0.681    65,929
 -6 Year Ratchet                                 $0.680    $0.472    13,943         $0.000      $0.680    15,330
MFS Emerging Growth Series
 -3% Roll-up                                     $0.549    $0.359         0         $0.000      $0.549         0
 -5% Roll-up                                     $0.551    $0.359                   $0.000      $0.551   405,022
                                                                    351,883
 -No Rider                                       $0.551    $0.361    77,746         $0.840      $0.551    49,717
 -6 Year Ratchet                                 $0.550    $0.360    47,180         $0.000      $0.550     9,997
MFS Investor's Trust Series
 -3% Roll-up                                     $0.830    $0.647         0         $0.000      $0.830         0
 -5% Roll-up                                     $0.828    $0.644    29,365         $0.000      $0.828    32,725
 -No Rider                                       $0.833    $0.650    77,484         $0.000      $0.833    39,796
 -6 Year Ratchet                                 $0.831    $0.649    57,313         $0.000      $0.831     6,418
MFS Research Series
 -3% Roll-up                                     $0.691    $0.514         0         $0.000      $0.691         0
 -5% Roll-up                                     $0.692    $0.514    84,597         $0.000      $0.692    74,981
 -No Rider                                       $0.694    $0.517   174,417         $0.893      $0.694   100,749
 -6 Year Ratchet                                 $0.693    $0.516    31,861         $0.000      $0.693     8,073
Federated Equity Income Fund II
 -3% Roll-up                                     $0.773    $0.604         0         $0.000      $0.773         0
 -5% Roll-up                                     $0.771    $0.601   167,582         $0.000      $0.771   211,175
 -No Rider                                       $0.775    $0.607    64,587         $0.000      $0.775     3,864
 -6 Year Ratchet                                 $0.774    $0.605    16,684         $0.000      $0.774         0



Year Ended December 31,                                       2002                                2001
                                                 -------------------------------------------------------------------
                                             -----------------------------------------------------------------------
        AUV- Accumulation Unit Value             AUV        AUV     AUV Units        AUV        AUV     AUV Units
                                              Beginning   Ending   Outstanding    Beginning   Ending   Outstanding
                                                Period    Period   End Period      Period     Period   End Period

                                             -----------------------------------------------------------------------
Federated Growth Strategies Fund II
 -3% Roll-up                                     $0.645    $0.468         0         $0.000      $0.645         0
 -5% Roll-up                                     $0.644    $0.467         0         $0.000      $0.644         0
 -No Rider                                       $0.647    $0.471     5,141         $0.000      $0.647     2,457
 -6 Year Ratchet                                 $0.646    $0.470    58,548         $0.000      $0.646    24,672
Federated High Income Bond Fund II
 -3% Roll-up                                     $0.916    $0.916         0         $0.000      $0.916         0
 -5% Roll-up                                     $0.914    $0.912    40,013         $0.000      $0.914    11,331
 -No Rider                                       $0.920    $0.921   306,402         $0.919      $0.920   283,596
 -6 Year Ratchet                                 $0.918    $0.919    58,473         $0.000      $0.918         0
Federated International Small Comp Fund
II
 -3% Roll-up                                     $0.589    $0.479         0         $0.000      $0.589         0
 -5% Roll-up                                     $0.588    $0.477    52,724         $0.000      $0.588    53,551
 -No Rider                                       $0.591    $0.482     7,616         $0.856      $0.591     5,931
 -6 Year Ratchet                                 $0.590    $0.481         0         $0.000      $0.590         0
Capital Income Fund II
 -3% Roll-up                                     $0.817    $0.612         0         $0.000      $0.817         0
 -5% Roll-up                                     $0.815    $0.610    27,447         $0.000      $0.815    25,683
 -No Rider                                       $0.820    $0.616   110,689         $0.000      $0.820   103,803
 -6 Year Ratchet                                 $0.818    $0.614   112,748         $0.000      $0.818    12,924
Alger American Balanced
 -3% Roll-up                                     $0.900    $0.778                   $0.000      $0.900         0
                                                                        405
 -5% Roll-up                                     $0.898    $0.775                   $0.000      $0.898    29,770
                                                                     26,714
 -No Rider                                       $0.903    $0.783   807,878         $0.000      $0.903    44,883
 -6 Year Ratchet                                 $0.902    $0.780   132,265         $0.000      $0.902         0
Alger American Growth
 -3% Roll-up                                     $0.732    $0.483                   $0.000      $0.732         0
 -5% Roll-up                                     $0.730    $0.482                   $0.000      $0.730   878,646
                                                                    579,244
 -No Rider                                       $0.734    $0.486   475,928         $0.844      $0.734    86,053
 -6 Year Ratchet                                 $0.733    $0.485    97,795         $0.000      $0.733    41,065
Alger American Income and Growth
 -3% Roll-up                                     $0.800    $0.543     1,386         $0.000      $0.800         0
 -5% Roll-up                                     $0.798    $0.541                   $0.000      $0.798   219,725
                                                                    220,923
 -No Rider                                       $0.802    $0.546    91,271         $0.000      $0.802    41,849
 -6 Year Ratchet                                 $0.801    $0.545    16,834         $0.000      $0.801     3,822
Alger American Leveraged All Cap
 -3% Roll-up                                     $0.659    $0.429         0         $0.000      $0.659         0
 -5% Roll-up                                     $0.657    $0.428                   $0.000      $0.657    65,632
                                                                     84,773
 -No Rider                                       $0.661    $0.432   259,540         $0.797      $0.661    58,083
 -6 Year Ratchet                                 $0.660    $0.430    22,331         $0.000      $0.660     6,895
Alger American Mid Cap Growth
 -3% Roll-up                                     $0.879    $0.611         0         $0.000      $0.879         0
 -5% Roll-up                                     $0.877    $0.608                   $0.000      $0.877    91,161
                                                                    115,182
 -No Rider                                       $0.882    $0.614    58,359         $0.957      $0.882    50,831
 -6 Year Ratchet                                 $0.881    $0.613   197,707         $0.000      $0.881    31,582






Year Ended December 31,                                       2002                                2001
                                                 -------------------------------------------------------------------
                                             -----------------------------------------------------------------------
        AUV- Accumulation Unit Value             AUV        AUV     AUV Units        AUV        AUV     AUV Units
                                              Beginning   Ending   Outstanding    Beginning   Ending   Outstanding
                                                Period    Period   End Period      Period     Period   End Period

                                             -----------------------------------------------------------------------
Alger American Small Capitalization
 -3% Roll-up                                     $0.595    $0.433    78,781         $0.000      $0.595    78,781
 -5% Roll-up                                     $0.594    $0.431                   $0.000      $0.594    29,682
                                                                     29,682
 -No Rider                                       $0.597    $0.435    13,984         $0.820      $0.597    10,025
 -6 Year Ratchet                                 $0.596    $0.434    20,567         $0.000      $0.596         0
INVESCO VIF-Dynamics
 -3% Roll-up                                     $0.812    $0.545         0         $0.000      $0.812         0
 -5% Roll-up                                     $0.811    $0.544         0         $0.000      $0.811         0
 -No Rider                                       $0.813    $0.547     4,095         $0.000      $0.813         0
 -6 Year Ratchet                                 $0.812    $0.546    39,449         $0.000      $0.812         0
INVESCO VIF-Financial Services
 -3% Roll-up                                     $0.958    $0.803                   $0.000      $0.958         0
 -5% Roll-up                                     $0.957    $0.801         0         $0.000      $0.957         0
 -No Rider                                       $0.959    $0.806     8,888         $0.000      $0.959     7,805
 -6 Year Ratchet                                 $0.958    $0.805         0         $0.000      $0.958         0
INVESCO VIF-Health Sciences
 -3% Roll-up                                     $1.023    $0.761         0         $0.000      $1.023         0
 -5% Roll-up                                     $1.022    $0.759    17,133         $0.000      $1.022    17,133
 -No Rider                                       $1.025    $0.764    21,253         $0.000      $1.025     2,968
 -6 Year Ratchet                                 $1.024    $0.763    38,714         $0.000      $1.024     2,012
INVESCO VIF-Real Estate Opportunity
 -3% Roll-up                                     $1.027    $1.077         0         $0.000      $1.027         0
 -5% Roll-up                                     $1.025    $1.074         0         $0.000      $1.025         0
 -No Rider                                       $1.028    $1.081     3,738         $0.000      $1.028         0
 -6 Year Ratchet                                 $1.027    $1.079         0         $0.000      $1.027         0
INVESCO VIF-Small Company Growth
 -3% Roll-up                                     $0.873    $0.593         0         $0.000      $0.873         0
 -5% Roll-up                                     $0.872    $0.592         0         $0.000      $0.872         0
 -No Rider                                       $0.875    $0.595       883         $0.000      $0.875         0
 -6 Year Ratchet                                 $0.874    $0.594         0         $0.000      $0.874         0
INVESCO VIF-Technology
 -3% Roll-up                                     $0.705    $0.369         0         $0.000      $0.705         0
 -5% Roll-up                                     $0.704    $0.368         0         $0.000      $0.704         0
 -No Rider                                       $0.706    $0.371    15,956         $0.000      $0.706         0
 -6 Year Ratchet                                 $0.705    $0.370    10,527         $0.000      $0.705         0
INVESCO VIF-Telecommunications
 -3% Roll-up                                     $0.568    $0.275         0         $0.000      $0.568         0
 -5% Roll-up                                     $0.567    $0.275         0         $0.000      $0.567         0
 -No Rider                                       $0.569    $0.276     6,539         $0.000      $0.569     6,141
 -6 Year Ratchet                                 $0.568    $0.276    90,131         $0.000      $0.568         0
INVESCO VIF-Utilities
 -3% Roll-up                                     $0.710    $0.558         0         $0.000      $0.710         0
 -5% Roll-up                                     $0.710    $0.557         0         $0.000      $0.710         0
 -No Rider                                       $0.712    $0.560     3,454         $0.000      $0.712         0
 -6 Year Ratchet                                 $0.711    $0.559         0         $0.000      $0.711         0


CONTRACT

Type of Contract


This prospectus offers an individual deferred variable annuity Contract providing for future annuity payments. You can choose to vary your Purchase Payments or pay a single Purchase Payment. The Contract can be either Qualified or Non-Qualified.


In certain states, the Contract may be offered as a group contract with individual ownership represented by certificates. The discussion of Contracts in this prospectus applies equally to certificates under group contracts, unless the content specifies otherwise.

Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact Us for specific information that may be applicable to your state.


Contract Application and Purchase Payments


To purchase a Contract, you must complete an application and send the minimum Purchase Payment to our home office. (See "Allocation of Purchase Payments", following this section.) If your application cannot be processed within five days after receipt, we will request your permission to retain the payment until the completed application is received. If the application is not completed, and we do not receive such permission within five days after receipt of the payment, we will return your payment. We will credit your initial Purchase Payment to the Contract within two business days after a completed application is received at our home office. All additional Purchase Payments will be credited with an effective date on the date the additional Purchase Payment is received in our home office.

You have a "free look" period during which you can return the Contract to our home office and get a refund. The refund will equal the greater of (1) all of your Purchase Payments plus any charges for premium taxes deducted therefrom or
(2) Accumulation Value plus any expenses deducted during such period. The "free look" period is established by state law and generally runs ten days after you receive a Contract. We require that Purchase Payments received by us be allocated to the AN Money Market Portfolio until the end of the 15 day period after the Date of Issue. Thereafter, amounts allocated to such subaccount and Purchase Payments paid are allocated as directed by you. We will credit Purchase Payments received by us after the 15-day period effective when such payments are received at our home office. No Surrender Charges are assessed on refunds.



Allocation of Purchase Payments


After the end of the 15 day period after the Date of Issue , Purchase Payments will be allocated to the subaccounts and the Fixed Account according to your instructions in the application. You can change these allocations at any time by written instruction to our home office or by telephone, if a properly completed telephone transfer authorization form is on file with us.



Crediting of Accumulation Units

Before the Annuity Date, Purchase Payments will be used to purchase Accumulation Units in subaccounts and be allocated to the Fixed Account as you have instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a subaccount by the Accumulation Unit value for that subaccount computed following such allocation.


Allocation of Charges and Other Deductions to the Subaccounts and the Fixed Account

Unless you instruct differently, deductions from the subaccounts and the Fixed Account will be made, pro rata, to the extent necessary for us to


o collect charges (except annual contract fee, which is allocated pro-rata only among the subaccounts)


o  pay surrender value

o  provide benefits

We will immediately reinvest dividends and capital gain distributions received from an Eligible Portfolio at net asset value in shares of that Eligible Portfolio.


Determining Accumulation Unit Values


The Accumulation Unit value of each subaccount reflects the investment performance of that subaccount. We calculate Accumulation Unit value on each Valuation Date by multiplying the Accumulation Unit value for the preceding Valuation Date by a net investment factor for that subaccount. The net investment factor is determined on each subaccount on each Valuation Date as follows:

o add the per share amount of any dividends or capital gains distributions declared by the Eligible Portfolio during the Valuation Period to the net asset value of a share in the corresponding Eligible Portfolio at the close of business on such Valuation Date;

o divide by the net asset value of a share in the Eligible Portfolio on the preceding Valuation Date; and

o subtract the applicable administrative asset fee and mortality and expense risk fees.


We will calculate the Accumulation Unit value for each subaccount at the end of each Valuation Period. Investment performance of the Eligible Portfolios will increase or decrease the Accumulation Unit value for each subaccount, the Eligible Portfolio expenses and the deduction of certain charges by us will decrease the Accumulation Unit value for each subaccount.

Transfers Before Annuity Date

You can make transfers among the subaccounts and the Fixed Account subject to the following restrictions:

o Transfers from subaccounts must be at least $250, or the balance of the subaccount, if less.

o The minimum amount which may remain in a subaccount after a transfer is $1,000.


o Each Contract year, the total amount transferred from the Fixed Account cannot exceed the greater of (1) 10% of the amount in the Fixed Account or
   (2) $1,000.


o The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer. (See "Exchange Fee", page 23.)

We will make transfers and determine values on the later of (1) the date designated in your request or (2) the end of the Valuation Period in which your transfer request is received.

We may revoke or modify the transfer privilege. You cannot transfer to the dollar cost averaging fixed account. For a discussion of transfers after the Annuity Date, see "Allocation of Benefits" at page 31.

Payment of withdrawal amounts and transfers may be postponed whenever: (1) the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of the Contract Owners; or (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the separate account's net assets.


Special Programs


o Dollar Cost Averaging Program - If you have at least $10,000 Accumulation Value in your Contract, you can instruct us to periodically transfer an amount or percentage from a subaccount or the Fixed Account to any subaccount(s) or the Fixed Account. The transfers can be made monthly, quarterly, semi-annually or annually. The amount transferred each time must be at least $1,000. The minimum transfer to each subaccount must be at least $100. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the exchange fee applies. The program will be stopped if, on a transfer date, the Accumulation Value is less than $5,000. You can change the allocation instructions or stop the program by sending written notice or calling us by telephone. You can request participation in or discontinue the dollar cost averaging program at any time.

o Fixed Account Dollar Cost Averaging Program - If you participate in the fixed account dollar cost averaging program, you may designate an amount to be held in one of the dollar cost averaging fixed account options until it is transferred to the subaccounts or the Fixed Account as selected by you. The two options you must select from are a six-month or a twelve-month dollar cost averaging period. When you make an allocation to one of the dollar cost averaging fixed accounts for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen subaccounts or the Fixed Account. Consistent with the option selected by you, we will complete the transfers within either six or twelve months of the allocation date, which will be the Date of Issue. In our discretion, we may change the rate that we set for new allocations to the dollar cost averaging fixed accounts. We will never, however, set a rate less than an effective annual rate of 3%. The program is available only for Purchase Payments received on or prior to the Date of Issue. The minimum Purchase Payment to participate in the program is $10,000.


         Dollar cost averaging results in the purchase of more Accumulation Units when Accumulation Unit Value is low, and fewer when Accumulation Unit value is high. There is no guarantee that dollar cost averaging, will result in higher Accumulation Value or otherwise be successful.


o Rebalancing Program - Under the rebalancing program, you can instruct us to allocate Purchase Payments and Accumulation Value among the subaccounts and Fixed Account. In accordance with allocation instructions specified by you, we will rebalance your Accumulation Value by allocating Purchase Payments and transferring Accumulation Value among the subaccounts and the Fixed Account. Rebalancing will be performed on a quarterly, semi-annual or annual basis as specified in the application. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the exchange fee applies. At the time the program begins, there must be at least $10,000 of Accumulation Value under the Contract. The program will be stopped if, on a rebalancing date, the Accumulation Value is less than $ 5,000. You can change the allocation instructions or stop the program by sending written notice or calling us by telephone. You can request participation in or discontinue such special program at any time.


There is no charge for participation in such special programs.

CHARGES AND DEDUCTIONS
BEFORE ANNUITY DATE

Surrender Charge

Since no sales charge is deducted from your Purchase Payments, a Surrender Charge may be imposed on withdrawals to cover expenses of distributing the Contract. (See "Deferred Sales Load (`Surrender Charge')" on page 10.)

Assume you have $40,000 Accumulation Value, $38,000 of which represents total Purchase Payments and $2,000 of which represents Accumulation Value less total Purchase Payments.

   o Example 1 - Assume you want to withdraw $7,000. You can withdraw the greater of (1) 10% of your $40,000 Accumulation Value or (2) Accumulation Value minus total Purchase Payments with no Surrender Charge. Since 10% of your Accumulation Value, $4,000, is greater than Accumulation Value minus total Purchase Payments, $2,000, your Free Withdrawal Amount will be $4,000. Accordingly, $4,000 of your withdrawal will be free of surrender charge. The remaining $3,000 is a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

o Example 2 - Assume you have made a $3,000 withdrawal and want to make an additional $5,000 withdrawal in the same Contract
      Year. The first withdrawal would have been free because it was less than the Free Withdrawal Amount. However, such withdrawal would have utilized a portion of the Free Withdrawal Amount available in that Contract Year. The first part of the formula for calculating the Free Withdrawal Amount will be reduced by 7.5%, which is the percentage the first surrender was of your
      Accumulation Value at that time. If there have been no additional Purchase Payments or increases in the amount by which your
      Accumulation Value exceeds your total Purchase Payments since the first withdrawal, the Free Withdrawal Amount for the second withdrawal will be the greater of (1) 2.5% of your Accumulation Value, which is $925.00 or (2) Accumulation Value minus total
      Purchase Payments, which is zero (0). Accordingly, $925 of your second withdrawal will be free of Surrender Charges. The remaining $4,075 will be a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

Even if your Accumulation Value is less than the total of your Purchase Payments, your Surrender Charge for a full surrender will be based upon the total of your Purchase Payments. Assume that you have $30,000 Accumulation Value, but you have paid $38,000 in Purchase Payments. On a full surrender, you can still withdraw 10% of your Accumulation Value, or $3,000, without a Surrender Charge; however, the applicable Surrender Charge percentage would then be applied to the total Purchase Payments less the free withdrawal amount, or $35,000, not the $30,000 in Accumulation Value.







Other Charges

Your Contract is subject to certain other charges:

o  Administrative Charges

   A $35 annual contract fee for each Contract Year unless all of your Accumulation Value is in the Fixed Account or is greater than $50,000 on the last day of a Contract Year.


   An administrative asset fee charged daily against the separate account at an annual rate of 0.10%.


o  Premium Taxes


    Premium taxes (which presently range from 0% to 3.5%) will be deducted from Purchase Payments if assessed by a state.

o  Mortality and Expense Risk Fees


   We assume the risks that Annuitants as a class may live longer than expected and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to make annuity payments to the Annuitant or other payee for as long as he or she may live. In addition, we are at risk for the death benefits payable under the Contract.


   For our promises to accept these risks, a 1.1% per annum, mortality and expense risk fee will be assessed daily against the separate account during both the Accumulation Period and Annuity Period. If you select one of our optional Enhanced Death Benefit Riders, we will charge you a higher mortality risk fee during the Accumulation Period. The mortality and expense risk fee will be 1.2% for Contracts which include the minimum guaranteed death benefit rider. The mortality and expense risk fee will be 1.30% for Contracts which include the 3% guaranteed death benefit rider. The mortality and expense risk fee will be 1.45% for Contracts which include the 5% guaranteed death benefit rider. We will calculate a separate Accumulation Unit value for the Contracts without an Enhanced Death Benefit Rider, and for Contracts with each type of Rider, in order to reflect the differences in the mortality risk fees.


o  Charges for Taxes

   None at present. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state, or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account and the Fixed Account.

o  Exchange Fee

   A $10.00 exchange fee is charged for transfers among the subaccounts and Fixed Account after twelve transfers per Contract Year. Such fee compensates us for the costs of effecting the transfers. The exchange fee will be deducted from the amount transferred.


Deduction of Fees

Deductions for annual contract fees will be prorated among the subaccounts.


Exceptions to Charges

We may reduce charges in sales to a trustee, employer, or similar entity if we determine that such sales reduce sales or administrative expenses. We also reduce charges in sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and the Company.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and our affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family members of the foregoing. In such case, a Contract may be credited with some or all of the cost savings resulting from such direct sale, but only if such credit will not be unfairly discriminatory to any person.

DISTRIBUTIONS UNDER THE CONTRACT
DISTRIBUTIONS BEFORE ANNUITY DATE

Surrenders

You can surrender your Contract, in whole or in part, before the Annuity Date subject to the following limitations:


o If a partial surrender would leave less than $2,000 Accumulation Value, the Contract must be fully surrendered. o A partial surrender request should specify the allocation of that surrender among the subaccounts and the Fixed Account. If not specified, we will prorate the surrender among the subaccounts and the Fixed Account. Surrender Charges will be deducted from the Accumulation Value remaining after a partial surrender.

The Accumulation Unit value for Surrenders will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our home office of your surrender request.


Surrender value is determined by:


o multiplying the number of Accumulation Units for each subaccount times the Accumulation Unit value o adding any Accumulation Value in the Fixed Account o deducting any surrender charge

We expect to pay surrenders within seven days of receipt of your written request in proper form. We may delay payment of a partial surrender from the Fixed Account for up to six (6) months.

Unless you provide us a written election not to have federal and state income taxes withheld, we are required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.


Systematic Withdrawal Program

 Under the Systematic Withdrawal Program, you can instruct us to make payments of a predetermined dollar amount of Accumulation Value from one or more subaccounts and the Fixed Account monthly, quarterly, semi-annually or annually. The total minimum systematic withdrawal payment is $100. The minimum systematic withdrawal from any one subaccount or the Fixed Account is $50. Systematic withdrawals can be started at any time. We must receive written notification from you specifying the amount and frequency and timing of payment. You can specify the subaccount from which systematic withdrawals will be made. If you do not specify, withdrawals will be taken pro-rata from each subaccount. Surrender Charges will apply.

 Because distributions may be taxable, you should consult your tax adviser before requesting systematic withdrawals. (See "Federal Tax Matters," page 44.)

 Under the Systematic Withdrawal Program, you can participate in the Minimum Distributions Program by instructing us to calculate and make minimum distributions required if the Contract is used with a qualified plan. (See "Taxation of Qualified Contracts," page 46.) We will determine the amount required to be distributed based on information you provide and choices you make. To participate in the Minimum Distributions Program, you must notify us of such election in writing in the calendar year during which you attain age 701/2. The Minimum Distributions Program is subject to all rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. For a description of the requirements applicable to the Minimum Distributions Program, see "Minimum Distributions Program" in the Statement of Additional Information, page 5. Numerous special tax rules apply to Contract Owners whose Contract is used with a qualified plan. You should consult a tax advisor before electing to participate in the Minimum Distributions Program.


Waiver of Surrender Charges

We will waive Surrender Charges in the following situations:

|_| Confinement Waiver -The surrender charge will be waived upon written proof from a licensed physician that you have been confined in any of the following facilities for at least 60 consecutive days

   o  a hospital which
   (1) is licensed or recognized by the state in which it is located
   (2) provides or operates diagnostic and major surgery facilities for medical care and treatment of injured and sick persons on an inpatient basis

   (3) charges for its services
   (4) provides 24-hour nursing service by or under the supervision of a graduate registered nurse (R.N.) o a convalescent care facility which (1) is licensed by the state in which it is located as a convalescent nursing facility, a skilled nursing facility, a convalescent hospital, a convalescent unit of a hospital, an intermediate care facility, or a custodial care facility (2) provides continuous nursing service by or under the supervision of a physician or a graduate registered nurse (R.N.) (3) maintains a daily record of each patient and makes your record available for review by us (4) administers a planned program of observation and treatment by a physician in accordance with existing standards of medical practice
   o  a hospice facility which
   (1) is licensed, certified or registered by the state in which it is located as a hospice facility (2) provides a formal care program for terminally ill patients whose life expectancy is less than 6 months (3) provides services on an inpatient basis as directed by a physician

This waiver is not available

   (1) if you are confined in a hospital, nursing home or hospice facility on the Date of Issue;

   (2) if the application is signed by power of attorney;

   (3)     if you are more than age 80 on the Date of Issue;

   (4) if you enter the hospital, convalescent care facility or hospice facility within 90 days from the Date of Issue; or

   (5) concerning surrenders or withdrawals requested more than 90 days after the last day of confinement in such facility.

|_| Disability Waiver - The surrender charge will be waived while you are physically disabled or diagnosed with a disabling terminal illness. Such waiver is subject to the following limitations

   o we require proof of disability or disabling terminal illness, including written confirmation of receipt of Social Security Disability Benefits
   o  we will require proof of continued disability
   o we may have a Contract Owner claiming disability or disabling terminal illness examined by a licensed physician chosen by us

This waiver is not available

      (1) if you are receiving Social Security Disability Benefits on the Date of Issue;

(2) if you are age 65 or older;

(3) or if you were diagnosed with a terminal illness before the Date of Issue;
or

      (4) if you reside in certain states.


Death Benefit Before Annuity Date

If you or the Annuitant die before the Annuity Date, we will pay a standard death benefit equal to the Accumulation Value.


When you purchase your Contract, you may select an Enhanced Death Benefit Rider. The Enhanced Death Benefit Rider provides a minimum guaranteed death benefit should you or the Annuitant die before the Annuity Date. If you are not an individual, the enhanced death benefit applies to the Annuitant's death. If you select this rider, the death benefit will be the greater of the Accumulation Value or that provided by the Enhanced Death Benefit Rider. We will charge a higher mortality risk fee if you select one of these riders. If the Accumulation Value is greater than the death benefit provided by the Enhanced Death Benefit Rider, you will not receive any benefit from the Enhanced Death Benefit Rider or the higher mortality risk fee you paid for such rider. An Enhanced Death Benefit Rider can only be selected at the Date of Issue. If selected, the rider can not be changed or terminated unless the entire Contract is terminated. The rider expires on the Annuity Date. We offer three optional Enhanced Death Benefit
Riders:


(1)
   minimum guaranteed death benefit rider:

(2) 3% guaranteed death benefit rider; and

(3) 5% guaranteed death benefit rider.

Minimum Guaranteed Death Benefit Rider


We recalculate the minimum guaranteed death benefit of your Contract each time you make a partial surrender, systematic withdrawal, and at the end of each six Contract Years. During the first six Contract Years, the minimum guaranteed death benefit will equal all Purchase Payments made less reductions to reflect partial surrenders and systematic withdrawals, if any, during such period. At the start of each subsequent six Contract Year period, the minimum guaranteed death benefit will equal the greater of:

      (1)  the Accumulation Value at the start of such six Contract Year period;
           or

      (2) the minimum guaranteed death benefit at the start of the immediately preceding six Contract Year period prior to you attaining age 85, plus Purchase Payments less a reduction to reflect partial surrenders and systematic withdrawals, made since the start of such immediately preceding six Contract Year period.

For all other dates, the minimum guaranteed death benefit will equal the minimum guaranteed death benefit at the start of such six Contract Year period, plus Purchase Payments and less a reduction to reflect partial surrenders or systematic withdrawals made during such period. A reduction in the minimum guaranteed death benefit is made each time you make a partial surrender or systematic withdrawal. The reduction is calculated by dividing the minimum guaranteed death benefit on the date immediately before a partial surrender or systematic withdrawal by the Accumulation Value on the date immediately prior to the surrender or withdrawal and multiplying the result by the amount of the partial surrender or systematic withdrawal (inclusive of any related surrender charge).


   Example 1 - Assume you have made $4,000 in total Purchase Payments during the first six Contract Year period and have made no partial surrenders or systematic withdrawals. Your minimum guaranteed death benefit at the end of the first six Contract Year period would be $4,000.

   Example 2 - Assume you make a $2,000 partial surrender in the third Contract Year of the first six Contract Year period, at which time you have made $4,000 in total Purchase Payments, and your Contract's Accumulation Value is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $1,000, which is calculated by:

   o dividing the minimum guaranteed death benefit immediately before the partial surrender ($4,000) by Accumulation Value at that time ($8,000); and

   o multiplying such amount ($4,000 divided by $8,000, or .5) times the amount of the partial surrender ($2,000).

   Your minimum guaranteed death benefit before the partial surrender ($4,000) would be reduced by the amount necessary to reflect the partial surrender ($1,000) which would result in a new minimum guaranteed death benefit of $3,000.

   Example 3 - Assume you make a $4,000 partial surrender in the second Contract Year of the second six Contract Year period. Assume further that you have made $1,000 in total Purchase Payments since the end of the first six Contract Year period; that your Contract Accumulation Value is $10,000 and that the minimum guaranteed death benefit at the start of the second six Contract Year period is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $3,600, which is calculated by

   o dividing the minimum guaranteed death benefit immediately before the partial surrender of $9,000 ($8,000 for the minimum guaranteed death benefit at the end of the last six Contract Year period plus $1,000 in Purchase Payments made since the end of the last six Contract Year period) by Accumulation Value at that time ($10,000); and

   o multiplying such amount ($9,000 divided by $10,000, or .9) times the amount of the partial surrender ($4,000).

   Your minimum guaranteed death benefit before the partial surrender ($9,000) would be reduced by the amount necessary to reflect the partial surrender ($3,600) which would result in a new minimum guaranteed death benefit of $5,400.

3% Guaranteed Death Benefit Rider


The 3% guaranteed death benefit is equal to (a) your total Purchase Payments,
(b) less reductions to reflect any partial surrenders and systematic withdrawals, (c) plus interest at an annual effective rate of 3%. In no event will the 3% guaranteed death benefit exceed 200% of the net of Purchase Payments reduced by any partial surrenders and systematic withdrawals. Interest will accrue to the earlier of the date we receive proof of death or;

(1) the day of the oldest Contract Owner's 85th birthday, or

(2) if the Contract Owner is a not a natural person, the oldest Annuitant's 85th birthday.

After the 85th birthday of the oldest Owner, or if the Contract Owner is not a natural person, the oldest Annuitant, we will only adjust the 3% guaranteed death benefit for subsequent Purchase Payments, and for reductions to reflect subsequent partial surrenders or systematic withdrawals.


5% Guaranteed Death Benefit Rider

The 5% guaranteed death benefit is calculated in the same manner as the 3% guaranteed death benefit except that the interest is accrued at an annual effective rate of 5%, instead of 3%.

We expect to pay the death benefit in a lump sum to the beneficiary named in the Contract within seven business days of receipt of proof of death in proper form.

In lieu of payment in a lump sum, you can elect that the death benefit be applied under one of the annuity options described on page 32. If you do not make such election, the beneficiary can do so. The person selecting the annuity option settlement may also designate contingent beneficiaries to receive any amounts due after death of the first beneficiary. The manner in which annuity payments to the beneficiary are determined and may vary are described below under "Distributions During the Annuity Period."

DISTRIBUTIONS DURING THE ANNUITY PERIOD

All or part of any amount payable at the Annuity Date may be applied to any of the annuity options. We will discharge in a single sum any liability under an assignment of the Contract and any applicable federal, state, municipal or other taxes, fees or assessments based on or predicated on the Purchase Payments which have not otherwise been deducted or offset. The remaining amount is the net sum payable. The minimum amount that we will apply to an Annuity Option is $5,000. Our consent is required for any payment to a corporation, association, partnership, or trustee.


Election of Annuity Option

o Non-Qualified Contracts The form of annuity is elected in the application. A Contract cannot be purchased after the Annuitant's age 85 and annuity payments must begin not later than Annuitant's age 95.

o Qualified Contracts - The form of annuity is elected in the application. A Contract cannot be purchased after age 85 and, under the Internal Revenue Code, annuity payments must begin not later than age 95, or in some cases, the later of April 1st of the calendar year following the calendar year in which the Annuitant reaches 701/2 or retires.

If you have not elected an annuity option , we will begin fixed basis payments at age 95 under Option 2, Life Annuity with 120 monthly payments certain. (See "Federal Tax Matters" on page 44.)

Once an annuity payment is made, the annuity option cannot be changed to another annuity option.



Allocation of Benefits

Unless you elect to the contrary, the Accumulation Units of each subaccount will be changed to Annuity Units and applied to provide a Variable Annuity based on that subaccount.


In lieu of this allocation, you may elect to transfer your Accumulation Units to either one or more subaccounts or to the Fixed Account. After the Annuity Date, you can only make twelve transfers among subaccounts each Contract Year. You can transfer Annuity Units of one subaccount to Annuity Units of another subaccount and to the Fixed Account at any time other than during the five-day interval before any annuity payment date. Transfers from the Fixed Account to the subaccounts are not permitted during the Annuity Period.


No election can be made unless such election would produce an initial annuity payment of at least $100.

Annuity Options

 The following annuity options are available.


o Option 1 - Life Annuity - Annuity payment payable monthly, during the lifetime of an individual, ceasing with the last annuity payment due before the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred before the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

o Option 2 - Life Annuity with ten or 20 Years Certain and Life Thereafter - An annuity payable monthly during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain upon the death of the individual.

o Option 3 - Unit Refund Life Annuity - Available on variable basis payments only. An annuity payable monthly during the lifetime of an individual with annuity payments made for a period certain not less than the number of months determined by dividing (1) the amount applied under this option by (2) the amount of the first monthly annuity payment. This option guarantees that the Annuity Units, but not the dollar value applied under this payout, will be repaid to the payee or his beneficiary.

o Option 4 - Joint and Survivor Annuity - An annuity payable monthly during the joint lifetime of two named individuals and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor's death. It would be possible under this option for only one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two annuity payments if both died before the third annuity payment date, etc.

o Option 5 - Installment Payments, Fixed Period - An amount payable monthly, for a fixed number of years not exceeding 30. Fixed basis annuity payments will include interest at the effective rate of 2.5% per year.

o Option 6 - Equal Installment Payments, Fixed Amount - An amount payable in equal monthly installments (not less than $6.25 per $1,000 applied) until the amount applied, adjusted by subaccount investment results (variable basis payments) or interest at an effective rate of 2.5% per year (fixed basis payments), is exhausted. The final annuity payment will be the remaining balance .

o Option 7 - Deposit Option - The amount due may be left on deposit with us for placement in the General Account with interest at the rate of not less than 2.5% per year . Interest will be paid annually, semiannually, quarterly or monthly as elected.


o Other Annuity Forms - May be agreed upon.


At any time, any amount remaining under Option 5, 6, or 7 may be withdrawn or, if that amount is at least $5,000, may be applied under any one of the first four options. In no case may payments under Option 1, 2, or 3, be commuted. Under Option 5 and 6, you will receive the present value of any remaining payments using a discount rate equal to the effective interest rate used to compute the benefit plus 1%. For Option 7, you will receive the remaining balance.

The lump sum payment requested will be paid within seven days of receipt of the request at our home office based on the value computed on the next Valuation Date after receipt of the request. If the beneficiary dies while receiving annuity payments certain under Option 2, 3, 5, or 6 above, the present value of any remaining certain payments will be paid in a lump sum to the estate of the beneficiary. If the beneficiary dies after option 7 has started, the balance held by Us will be paid to the beneficiary's estate.



Value of Variable Annuity Payments:


Assumed Investment Rates

The annuity tables in the Contract used to calculate the annuity payments are based on an "assumed investment rate" of 2.5%. If the actual investment performance of the particular subaccount selected is such that the net investment return is 2.5% per annum, the annuity payments will be as shown in the tables. If the actual net investment return exceeds 2.5%, the annuity payments will be higher than as shown in the tables. If the actual net investment return is less than 2.5%, the annuity payments will be lower than in the tables.

Annuity payments will be greater for shorter guaranteed periods than for longer guaranteed periods. Annuity payments will be greater for life annuities than for joint and survivor annuities, because the life annuities are expected to be made for a shorter period.

At your election, where state law permits, an immediate annuity contract may provide annuity benefits based on an assumed investment rate other than 2.5%. The annuity rates for immediate annuity contracts are available upon request to us.


Annuity Provisions

We determine non-qualified life contingent annuity payments based on the Annuity 2000 Mortality Table and 2.5% interest which reflects the age and sex of the Annuitant and the type of annuity option selected. The attained age at settlement will be adjusted downward by one year for each full five year period that has elapsed since January 1, 2000. The annuity payment will also vary with the investment performance of Eligible Portfolios you choose.


We determine qualified life contingent annuity payments based on the Annuity 2000 Mortality Table (50% male and 50% female blend) and 2.5% interest which reflects the age of the Annuitant and type of annuity option selected and will vary with the investment performance of Eligible Portfolios you choose. The attained age at settlement will be adjusted downward by one year for each full five-year period that has lapsed since January 1, 2000. The effect of this adjustment is a reduction in the annuity payment provided.

THE COMPANY, SEPARATE ACCOUNT, AND FUNDS


American National Insurance Company

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life and accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation, a charitable foundation, owns approximately 23.6% and the Libbie S. Moody Trust, a private trust, owns approximately 37.5% of our common stock.

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the separate account's financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the separate account's and our liabilities and reserves. A full examination of our operations is also conducted periodically by the National Association of Insurance Commissioners.

Obligations under the Contract are our obligations.


The Separate Account


We established the separate account under Texas law on July 30, 1991. The separate account's assets are held exclusively for the benefit of persons entitled to payments under variable annuity contracts issued by us. We are the legal holder of the separate account's assets and will cause the total market value of such assets to be at least equal to the separate account's reserve and other contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Eligible Portfolios by each of the subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the separate account. Income, as well as both realized and unrealized gains or losses from the separate account's assets, is credited to or charged against the separate account without regard to income, gains or losses arising out of other business that we conduct. However, if the separate account's assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.


The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust, which is a type of investment-company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are currently 40 subaccounts within the separate account available to Contract Owners and each invests only in a corresponding Eligible Portfolio.

Since we are the legal holder of the Eligible Portfolio shares in the separate account, we have the right to vote such shares at shareholders' meetings. To the extent required by law, we will vote in accordance with instructions from Contract Owners. The number of votes for which a Contract Owner has the right to provide instructions will be determined as of the record date selected by the Boards of Directors of the American National Fund, the Fidelity Investment Funds, the T. Rowe Price Funds, the MFS Fund, the Federated Fund, the Alger American Fund, and the INVESCO Variable Invesment Funds. We will furnish you proper forms, materials, and reports to enable you to give us instructions if you choose.

The number of shares of an Eligible Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding subaccount by the net asset value of one share in such Eligible Portfolio. Fractional shares will be counted. Shares of an Eligible Portfolio held in a subaccount for which you have not given timely instructions and other shares held in a subaccount will be voted by us in the same proportion as those shares in that subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Eligible Portfolios in our own right.

The separate account is not the only separate account that invests in the Eligible Portfolios. Other separate accounts, including those funding other variable annuity contracts, variable life policies and other insurance contracts and retirement plans, invest in some of the Eligible Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies funded by the separate account and owners of other variable annuity contracts whose values are allocated to other separate accounts investing in the Eligible Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contract Owners or owners of other contracts and the retirement plans, which invest in the Eligible Portfolios or their participants. If a material conflict arises, we will take any necessary steps, including removing the Eligible Portfolio from the separate account, to resolve the matter. The Board of Directors of each Eligible Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Eligible Portfolios for more information.


The Funds

Each subaccount invests in shares of a corresponding Eligible Portfolio of the American National Fund, the Fidelity Investment Funds, the T. Rowe Price Funds, the MFS Fund, the Federated Fund, the Alger American Fund, and the INVESCO Variable Invesments Fund. The investment objectives and policies of each Eligible Portfolio are summarized below. You will be notified of and have an opportunity to instruct us how to vote on any proposed material change in the investment policy of any Eligible Portfolio in which you have an interest.


|_|      The American National Fund - currently has the following series or
Portfolios, each of which is an Eligible Portfolio:


   o American National Money Market Portfolio ... seeks the highest current income consistent with the preservation of capital and maintenance of liquidity.

   o American National Growth Portfolio ... seeks to achieve capital appreciation.

   o American National Balanced Portfolio ... seeks to conserve principal, produce reasonable current income, and achieve long-term capital appreciation.

   o American National Equity Income Portfolio ... seeks to achieve growth of capital and/or current income.

   o American National Government Bond Portfolio ... seeks to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

   o American National Small-Cap/Mid-Cap Portfolio ... seeks to provide long-term capital growth by investing primarily in stocks of small to medium-sized companies.

   o American National High Yield Bond Portfolio ... seeks to provide a high level of current income. As a secondary investment objective, the portfolio seeks capital appreciation.

   o American National International Stock Portfolio ... seeks to obtain long-term growth of capital through investments primarily in the equity securities of established, non-U.S. companies.

Securities Management and Research, Inc. ("SM&R"), which is a subsidiary of American National Insurance Company, is the American National Fund's investment adviser. SM&R also provides investment advisory and portfolio management services to us and to other clients.


|_| The Fidelity Investment Funds - currently have 16 series or Portfolios, the following five of which are Eligible Portfolios:



Investment Objectives

      Fidelity VIP Mid Cap Portfolio ... seeks long-term growth of capital.

      Strategy

      Fidelity Management & Research Company (FMR) normally invests at least 80% of total assets in securities of companies with medium market capitalizations. FMR normally invests the fund's assets primarily in common stocks.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o Normally investing primarily in common stocks.

o Normally investing at least 80% of assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap(R) Index or the Standard & Poor's(R) MidCap 400 Index (S&P(R) MidCap 400)).

o Potentially investing in companies with smaller or larger market capitalizations.

o Investing in domestic and foreign issuers.

o Investing in either "growth" stocks or "value" stocks or both.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


Investment Objectives

      Fidelity VIP Index 500 Portfolio ... seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500SM Index (S&P 500(R)).

      Strategy

      Fidelity Management & Research Company (FMR) normally invests at least 80% of the fund's assets in common stocks of companies included in the S&P
      500. Because FMR may use statistical sampling techniques to attempt to replicate the returns of the S&P 500, the fund may not always hold all of the same securities as the index and may not track the index perfectly.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR) principal investment strategies include:

o Normally investing at least 80% of assets in common stocks included in the S&P 500.

o Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth.

o Lending securities to earn income for the fund.


Investment Objectives

      Fidelity VIP Contrafund(R)Portfolio ... seeks long-term capital appreciation

      Strategy

      Normally investing primarily in common stocks. The fund invests in securities of companies whose value it believes is not fully recognized by the public. This strategy can lead to investments in domestic or foreign issuers. Fidelity Management & Research Company(FMR) may invest in either 'growth' stocks or 'value' stocks or both.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o Normally investing primarily in common stocks.

o Investing in securities of companies whose value it believes is not fully recognized by the public.

o Investing in domestic and foreign issuers.

o Investing in either "growth" stocks or "value" stocks or both.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


Investment Objectives

      Fidelity VIP Aggressive Growth Portfolio ... seeks capital appreciation.

      Strategy

      Invests primarily in common stocks of domestic and foreign issuers that FMR believes offer the potential for accelerated earnings or revenue growth. The fund focuses investments in medium-sized companies, but may also invest substantially in larger or smaller companies.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o Normally investing primarily in common stocks.

o Normally investing in companies it believes offer the potential for accelerated earnings or revenue growth (stocks of these companies are often called "growth" stocks).

o Focusing investments in medium sized companies, but may also invest substantially in larger or smaller companies.

o Investing in domestic and foreign issuers.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


Investment Objectives

      Fidelity VIP Growth Opportunities Portfolio ... seeks to provide capital growth.

      Strategy

      FMR normally invests the fund's assets primarily in common stocks of foreign or/and domestic issuers. FMR is not constrained by any particular investment style. FMR may tend to buy 'growth' stocks or 'value' stocks or both.

      Principal Investment Strategies

      Fidelity Management & Research Company (FMR)'s principal investment strategies include:

o Normally investing primarily in common stocks.

o Investing in domestic and foreign issuers.

o Investing in either "growth" stocks or "value" stocks or both.

o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

The Fidelity Asset Manager Portfolio and the Fidelity Asset Manager: Growth Portfolio are no longer available. The Fidelity Management & Research Company ("FMR") is the Fidelity Investments Funds' investment adviser. FMR provides a number of mutual funds and other clients with investment research and portfolio management services. Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East), wholly-owned subsidiaries of FMR, provide research with respect to foreign securities. FMR maintains a large staff of experienced investment personnel and a full complement of related support facilities.


|_|      The T. Rowe Price Funds - currently have the following series or
Portfolios, each of which are Eligible Portfolios:

   o T. Rowe Price Equity Income Portfolio ... seeks to provide substantial dividend income as well as long-term growth of capital through investments in common stocks of established companies. The Portfolio will normally invest at least 65% of its assets in the common stocks of well-established companies paying above-average dividends.

   o T. Rowe Price Mid-Cap Growth Portfolio ... seeks to achieve long term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. The Portfolio will invest at least 65% of its assets in a diversified portfolio of common stocks of mid-cap companies whose earnings are expected to grow at a faster rate than the average company. The Portfolio considers "mid-cap companies" as companies with market capitalization (number of shares outstanding multiplied by share price) between $300 million and $5 billion. Most of the Portfolio's assets will be invested in U. S. common stocks.

   o T. Rowe Price International Stock Portfolio ... seeks to provide long-term growth of capital through investments primarily in common stocks of established non-U.S. companies. The Portfolio expects to invest substantially all of the Portfolio's assets (with a minimum of 65%) in established companies beyond U.S. borders. The Portfolio's focus will typically be on large and, to a lesser extent, medium-sized companies.


   o T. Rowe Price Limited-Term Bond Portfolio ... seeks a high level of income consistent with modest price fluctuation by investing primarily in investment grade debt securities.

T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of T. Rowe Price Equity Series, Inc. T. Rowe Price International, Inc., is responsible for selection and management of the portfolio investments of T. Rowe Price International Series, Inc.


|_| The MFS Fund - currently has the following Portfolios, each of which are Eligible Portfolios:


   o MFS Capital Opportunities Portfolio ... seeks capital appreciation by investing in common stocks and related securities which MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

   o MFS Emerging Growth Portfolio ... seeks to provide long-term growth of capital through investing primarily in common stocks of emerging growth companies, which involves greater risk than is customarily associated with investments in more established companies. The Portfolio may invest in a limited extent in lower rated fixed income securities or comparable unrated securities.

   o MFS Research Portfolio ... seeks to provide long-term growth of capital and future income by investing a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. No more than 5% of the Portfolio's convertible securities, if any, will consist of securities in lower rated categories or securities believed to be of similar quality to lower rated securities. The Portfolio may invest in a limited extent in lower rated fixed income securities or comparable unrated securities.

   o MFS Investors Trust Portfolio ... seeks long term growth of capital with a secondary objective to seek reasonable current income. While the series may invest in companies of any size, the series generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations.


Massachusetts Financial Service Company is responsible for selection and management of the Portfolio investments of the MFS Variable Series.

|_| The Federated Fund - currently has the following Portfolios, each of which are Eligible Portfolios:


   o Federated Capital Income Fund II Portfolio ... seeks to achieve high current income and moderate capital appreciation primarily through investments in equity and fixed income security companies that have high relative income potential.

   o Federated Growth Strategies Portfolio ... seeks capital appreciation. The Portfolio invests at least 65% of its assets in equity securities of companies with prospects for above average growth in earnings and dividends.


   o Federated International Small Company Fund II Portfolio ... seeks long term growth of capital by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $5.0 billion or less.


   o Federated High Income Bond Portfolio ... seeks high current income. The Portfolio invests in fixed income securities, which are lower rated corporate debt obligations, which are commonly referred to as "junk bonds." The risk in investing in junk bonds is described in the prospectus for the Federated Insurance Series, which should be read carefully before investing.

   o Federated Equity Income Fund II Portfolio ... seeks to provide above average income and capital appreciation by investing in income producing equity securities including equity securities that are convertible into common stocks.

Federated Investment Management Company Advisor makes all investment decisions for the Federated Insurance Series, subject to direction by the Federated Insurance Series Trustees.


|_|      The Alger American Fund - currently has the following series or
Portfolios, each of which is an Eligible Portfolio:


   o Alger American Small Capitalization Portfolio ... seeks long-term capital appreciation. It focuses on small, fast growing companies that offer innovative products, services, or technologies to a rapidly expanding marketplace.

   o Alger American Growth Portfolio ... seeks to achieve long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources, and depth of management.

   o Alger American MidCap Growth Portfolio ... seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential.

   o Alger American Leveraged AllCap Portfolio ... seeks to achieve long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.


   o Alger American Income & Growth Portfolio ... primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation. The Portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those that the manager believes also offer opportunities for capital appreciation.


   o Alger American Balanced Portfolio ... seeks current income and long-term capital appreciation. It focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities that appear to have some potential for capital appreciation.

The Alger American Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each haviong distinct investment objectives and policies.

Each portfolio offers Class O and Class S shares. Class S shares were first offered May 1, 2002. Each has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

Fred Alger Management, Inc. is the Alger American Fund's investment adviser.
 Fred Alger Management, Inc. maintains a staff of experienced investment personnel and related support facilities.

|_| The INVESCO Variable Invesments Funds Inc.- currently have the following
   Portfolios, each of which is an Eligible Portfolio:

   o VIF-Health Sciences Fund ... seeks capital growth by investing primarily in equity securities and equity-related instruments of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies. Sector funds may experience greater short-term price volatility than more diversified equity funds, and are most suitable for the aggressive portion of an investment portfolio.

   o VIF-Small Company Growth Fund ... seeks long-term capital growth by investing primarily in common stocks of small-capitalization companies -- those with market capitalization of $2.5 billion or less at the time of purchase. We are primarily looking for companies in the developing stages of their life cycles, which are currently priced below our estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, and/or structural changes in the economy. Investing in smaller companies may entail greater risks because the security prices of small companies tend to fluctuate more rapidly than large, well established companies.

   o VIF-Telecommunications Fund ... seeks capital growth and current income. Investments are primarily in the equity securities and equity-related instruments of companies that are engaged in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies. Sector funds may experience greater short-term price volatility than more diversified equity funds, and are most suitable for the aggressive portion of an investment portfolio. Foreign investments entail special risks, including currency exchange rate fluctuations, as well as differences in securities regulation and accounting practices.

   o VIF-Utilities Fund ... seeks capital growth and current income. Investments are primarily in equity securities and equity-related instruments of companies doing business in the utilities-related industries. These companies include companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless. Sector funds may experience greater short-term price volatility than more diversified equity funds, and are most suitable for the aggressive portion of an investment portfolio.

   o VIF-Dynamics Fund ... seeks long-term capital growth by investing primarily in common stocks of mid-sized companies -- those with market capitalization between $2.5 billion and $15 billion at the time of purchase -- but also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that INVESCO believes will lead to rapid sales or earnings growth.

   o VIF-Real Estate Opportunity Fund ... seeks to provide capital growth and to earn current income. Investments are primarily in equity securities and equity-related instruments of companies doing business in the real estate industry. These companies may include, but not limited to real estate investment trusts, real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry. Sector funds may experience greater short-term price volatility than more diversified equity funds, and are most suitable for the aggressive portion of an investment portfolio. The real estate industry is highly cyclical, and the value of securities issued by companies doing business in that sector may fluctuate widely. The real estate industry - and, therefore, the performance of the portfolio - is highly sensitive to economic conditions, interest rates, property taxes, overbuilding, decline in real estate values and the changes in rental income.

   o VIF-Financial Services Fund ... seeks capital growth. Investments are primarily in equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limit to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies) and suppliers to financial services companies. Sector funds may experience greater short-term price volatility than more diversified equity funds, and are most suitable for the aggressive portion of an investment portfolio. Foreign investments entail special risks, including currency exchange rate fluctuations, as well as differences in securities regulation and accounting practices.

   o VIF-Technology Fund ... seeks long-term capital growth. Investments are primarily in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, applied technology hardware, software, semiconductors, telecommunications equipment and services and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. Sector funds may experience greater short-term price volatility than more diversified equity funds, and are most suitable for the aggressive portion of an investment portfolio.

INVESCO is the INVESCO Variable Investment Funds, Inc. investment adviser. INVESCO also provides investment advisory and portfolio management services to us and other clients. INVESCO maintains a staff of experienced investment personnel and related support facilities.

The accompanying prospectuses should be read in conjunction with this prospectus before investing and contain a full description of the above funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation.


We have arrangements to provide services to certain Eligible Portfolios for which the advisor or distributor of such Portfolios pays us fees. The fees are based upon an annual percentage of the average aggregate net amount invested by us in such Eligible Portfolios. Some advisors or distributors pay us higher fees than others do.


The Eligible Portfolios are sold only to separate accounts of insurance companies offering variable annuity and variable life insurance contracts and, in some cases, to certain qualified pension and retirement plans. The Eligible Portfolios are not sold to the general-public and should not be mistaken for other Eligible Portfolios offered by the same sponsor or that have similar names.


Changes in Investment Options

We may establish additional subaccounts, which would invest in portfolios of other Eligible Portfolios chosen by us. We may also, from time to time, discontinue the availability of existing subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a subaccount is discontinued, we may redeem shares in the corresponding Eligible Portfolio and substitute shares of another Eligible Portfolios. We will not do so, or make other changes without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the separate account with another of our separate accounts.

FIXED ACCOUNT
Before the Annuity Date, you can allocate all or a portion of your Purchase Payment to the Fixed Account. In addition, if you participate in our fixed account dollar cost averaging program, you may designate amounts to be held in dollar cost averaging fixed account options. Subject to certain limitations, you can also transfer Accumulation Value from the subaccounts to the Fixed Account. Transfers from the Fixed Account and from either of the dollar cost averaging fixed account options to the subaccounts are restricted. (See "Transfers Before Annuity Date", page 20 and "Special Programs", page 20.)

Purchase Payments allocated to and transfers from a subaccount to the Fixed Account are placed in our General Account. Purchase Payments allocated to one of the dollar cost averaging fixed account options are placed in our General Account. We have sole discretion regarding the investment of and bear the investment risk with respect to the assets in our General Account. You bear the risk that the Fixed Account declared rate would fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "'33 Act") and the General Account has not been registered as an investment company under the Investment Company Act of 1940 (the "'40 Act"). Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the '33 Act or '40 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account or any of the dollar cost averaging fixed account options portion of the Contract. However, disclosures regarding the Fixed Account or any of the dollar cost averaging fixed account options portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

FEDERAL TAX MATTERS
The Following Discussion Is General and
Is Not Tax Advice

Introduction

The following summary describes some of the federal income tax rules that apply to a Contract. This summary is not complete and does not cover all tax situations. Special tax rules, not discussed here, may apply to certain individuals. This discussion is not tax advice. You should consult a competent tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not know if these laws will change or how the Internal Revenue Service (the "IRS") will interpret them. Moreover, the discussion below does not consider any applicable state or other tax laws. We have included additional discussion regarding taxes in the Statement of Additional Information.


Tax Status of the Contracts

The following discussion assumes that the Contract will qualify as an annuity contract for federal income tax purposes. The Statement of Additional Information explains the requirements for qualifying as an annuity contract.


Taxation of Annuities in General

If you are a natural person, you generally will not be taxed on increases in the Accumulation Value until you receive payments under the Contract. Any distribution of payments, including a full or partial surrender of a Contract, may subject you to income tax. If you assign or pledge (or agree to assign or pledge) any portion of a Contract's Accumulation Value, this generally will be considered a distribution of payments to you and may be taxable.

Corporations, partnerships, trusts, and other entities that own a Contract generally must include in income increases in the excess of the Accumulation Value over the investment in the contract. There are some exceptions to this rule and such a prospective Contract Owner should discuss these with a tax adviser.

The "investment in the contract" generally equals the amount, if any, of Purchase Payments paid with after-tax dollars (that is, purchase payments that were not excluded from the individual's gross income) less any amounts withdrawn that were not taxable.

The following discussion applies to Contracts owned by natural persons.


Withdrawals

If you make a partial surrender from a Non-Qualified Contract (including Systematic Withdrawals), the amount received will be taxed as ordinary income, up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at that time. In the case of a full surrender under a Non-Qualified Contract, the amount received generally will be taxable as ordinary income to the extent it exceeds the investment in the Contract.


Penalty Tax

For all distributions from Non-Qualified Contracts, there is a federal penalty tax equal to 10% of the amount treated as taxable income. However, in general, there is no penalty tax on distributions:

o  made after the taxpayer reaches age 591/2;

o  made because of the death of the Contract Owner;

o  attributable to the taxpayer becoming disabled; or

o made as part of a series of substantially equal periodic payments for the life, or life expectancy, of the taxpayer.

There are other exceptions and special rules may apply to the exceptions listed above. You should consult a tax adviser with regard to exceptions from the penalty tax.


Annuity Payments

Although the tax consequences may vary depending on the annuity payment method elected under the contract, generally only the portion of the annuity payment that represents the amount by which the Accumulation Value exceeds the investment in the contract will be taxed.

o For variable annuity payments, in general the taxable portion of each annuity payment is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the investment in the contract by the total number of expected annuity payments.

o For fixed annuity payments, in general there is no tax on the portion of each annuity payment which reflects the ratio that the investment in the contract bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable.


Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are taxable to the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or

o if distributed under an annuity option, they are taxed in the same way as annuity payments, as described above.

Transfers or Assignments of a Contract

A transfer or assignment of a Contract, the designation of certain Annuitants, or the selection of certain Annuity Dates may result in tax consequences that are not discussed herein. You should consult a tax advisor as to the tax consequences of any such transaction.


Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified annuity contract to contain certain provisions concerning how an interest in the contract is distributed on the owner's death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We may modify the Contracts if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Withholding

Annuity distributions generally are subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Withholding is mandatory for certain Qualified Contracts.


Multiple Contracts

All non-qualified, deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income when a taxable distribution occurs. In addition, there may be other situations in which the U.S. Treasury Department may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner (it has authority to issue regulations on aggregating multiple contracts). Accordingly, you should consult a tax advisor before purchasing more than one annuity contract.


Exchanges

Section 1035 of the Internal Revenue Code (the "Code") provides generally for tax-free exchanges of one annuity contract for another. A number of special rules and procedures apply to section 1035 exchanges. Anyone wishing to take advantage of section 1035 should consult a tax advisor.


Taxation of Qualified Contracts

The Qualified Contracts are designed for retirement plans that qualify for special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457 of the Code. Certain requirements apply to the purchase of a Qualified Contract and to distributions therefrom in order for you to receive favorable tax treatment. The following discussion assumes that Qualified Contracts qualify for the intended special federal income tax treatment.

The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. In general, adverse tax consequences may result from:

o  contributions made in excess of specified limits;

o  distributions received prior to age 591/2 (subject to certain exceptions);

o distributions that do not conform to specified commencement and minimum distribution rules;

o  aggregate distributions in excess of a specified annual amount; and

o  contributions or distributions made in other circumstances.

The terms and conditions of the retirement plans may limit the rights otherwise available to you under a Qualified Contract. You are responsible for determining that contributions, distributions, and other transactions with respect to a Qualified Contract comply with applicable law. If you are considering purchasing an annuity contract for use with any qualified retirement plan, you should get legal and tax advice.


Distributions from Qualified Contracts

Annuity payments from Qualified Contracts are generally taxed in the same manner as under a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, all or some of the amount received is taxable. For Qualified Contracts, the investment in the contract can be zero; in that case, the full amount of all distributions would be taxable. Distributions from certain qualified plans are generally subject to mandatory withholding.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant): (a) reaches age 701/2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 701/2. For Individual Retirement Annuities (IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 701/2.

|_| Corporate and Self-Employed Pension and Profit Sharing Plans - Section
   401(a) of the Code permits employers to establish retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the Plan Participant, or to both may result if this Contract is purchased by a 401(a) plan and later assigned or transferred to any individual. Employers intending to use the Contract with such plans should consult a tax advisor.

|_| Tax Sheltered Annuities - Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity contracts for their employees. Generally, payments to Section 403(b) annuity contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Under Section 403(b) annuity contracts, the following amounts may only be distributed upon death of the employee, attainment of age 59 1/2, and separation from service, disability, or financial hardship:

   (a) elective contributions made in years beginning after December 31, 1988;

   (b) earnings on those contributions; and

    (c) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

   In addition, income attributable to elective contributions may not be distributed in the case of hardship.

|_| Individual Retirement Annuities - Section 408 of the Code permits certain eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." Section 408 of the Code limits the amount, which may be contributed to an IRA each year to the lesser of $2,000 or 100% of the Contract Owner's adjusted gross income. These contributions may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

   Roth IRAs. Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.

|_| SIMPLE Individual Retirement Annuities - Certain small employers may establish SIMPLE plans (Savings Incentive Match Plans) as provided by Section 408(p) of the Code. Under these plans, employees may defer a percentage of compensation of up to certain dollar amount. The sponsoring employer is required to make a matching contribution. Distributions from a SIMPLE plan are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which increases to 25% if the distribution occurs during the first two years the employee participates in the plan.

|_| Deferred Compensation Plans - Section 457 of the Code provides for certain deferred compensation plans available with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. Under non-governmental plans, all amounts are subject to the claims of general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, distributions from a deferred compensation plan are prohibited unless made after the plan participant attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency. Distributions under these plans are taxable as ordinary income in the year paid or made available. Adverse tax consequences may result from certain distributions that do not conform to applicable commencement and minimum distribution rules.


Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor regarding such developments and their effect on the Contract.


All Contracts

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules may apply with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of a distribution. A tax adviser should be consulted for further information.

PERFORMANCE
Performance information for the subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the subaccounts and the Eligible Portfolios and does not indicate or represent future performance.


Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Eligible Portfolio share prices, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.


A cumulative total return reflects performance over a stated period. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load or enhanced death benefit rider costs.

The American National Money Market subaccount may advertise their current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

DISTRIBUTOR OF THE CONTRACT
Securities Management and Research, Inc. ("SM&R"), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the principal underwriter of the Contract. SM&R was organized under the laws of the State of Florida in 1964; is a registered broker/dealer; and is a member of the National Association of Securities Dealers.

SM&R's registered representatives selling a Contract will receive commissions from SM&R. After issuance of the Contract, broker-dealers will receive commissions aggregating up to 7.0% of the Purchase Payments. In addition, after the first Contract Year, broker-dealers who have distribution agreements with us may receive an annual commission of up to 0.25% of the Contract's Accumulation Value.

LEGAL MATTERS
Various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law, have been reviewed by Greer, Herz and Adams, LLP, General Counsel.

LEGAL PROCEEDINGS
The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the separate account or us.

EXPERTS
The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2002 and 2001 and for each of the years in the three-year period ended December 31, 2002 and the statements of net assets of American National Variable Annuity Separate Account as of December 31, 2002, the related statement of operations for the year then ended and the related statements of changes in net assets for each of the years in the two-year period then ended, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2002 consolidated financial statements of American National Insurance Company and subsidiaries refers to the company's change in accounting method for goodwill during 2002.

ADDITIONAL INFORMATION

A registration statement describing the Contract has been filed with the Securities and Exchange Commission, under the Securities Act of 1933. This Prospectus does not contain all information in the registration statement, to which reference is made for further information concerning us, the separate account and the Contract offered hereby. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees. Statements contained in this prospectus as to the terms of the Contract and other legal instruments are summaries. For a complete statement of such terms, reference is made to such instruments as filed.

FINANCIAL STATEMENTS
Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contract. The financial statements can be found in the Statement of Additional Information.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            Page
The Contract.................................................................. 3
Computation of Variable Annuity Payments...................................... 3
Annuity Unit Value............................................. .............. 3
Summary....................................................................... 4
Exceptions to Charges.................................................  ...... 5
Assignment.................................................................... 5
Minimum Distributions Program................................................. 5
Distribution of the Contract.................................................. 6
Tax Matters................................................................... 6
Records and Reports........................................................... 7
Performance................................................................... 7
Total Return.................................................................. 8
Other Total Return................................................... ........ 9
Yields........................................................................ 9
State Law Differences................................................... .... 10
Separate Account....................................................... ..... 10
Termination of Participating Agreements.......................................11
Financial Statements..........................................................18
Financials....................................................................19

                                                This page left blank
intentionally..

Form 4879                                                               Rev 5-03


WealthQuest III Variable Annuity
Statement of Additional Information
Issued by American National Insurance Company
Home Office One Moody Plaza Galveston TX 77550-7999
1-800-306-2959
Relating to the Prospectus dated May 1, 2003

Custodian

American National Insurance Company

One Moody Plaza

Galveston, Texas 77550-7999



Principal Distributor

Securities Management and Research, Inc.

2450 South Shore Boulevard, Suite 400

League City, Texas 77573



Independent Auditors

KPMG LLP

700 Louisiana

Houston, Texas 77002-2786


This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the Contract ("the Contract").

American National Variable Annuity Separate Account Statement of Additional Information
May 1, 2003
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the WealthQuest III Variable Annuity offered by American National Insurance Company ("American National"). You may obtain a copy of the prospectus dated May 1, 2003, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999. Terms used in the current prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this statement shall have the meaning set forth in the current prospectus.










Form 4879-SAI                                                          Rev. 5-03

TABLE OF CONTENTS
                                                                            Page
The Contract...................................................................3
Computation of Variable Annuity Payments.......................................3
Annuity Unit Value.......................................................... ..3
Summary........................................................................4
Exceptions to Charges..........................................................5
Assignment.....................................................................5
Minimum Distributions Program..................................................5
Distribution of the Contract...................................................6
Tax Matters....................................................................6
Records and Reports............................................................7
Performance....................................................................7
Total Return...................................................................7
Other Total Return.............................................................8
Yields.........................................................................8
State Law Differences..........................................................9
Separate Account...............................................................9
Termination of Participating Agreements.......................................10
Financial Statements..........................................................18
Financials.............................................................. .....19

The Contract
The following provides additional information about the Contract which supplements the description in the prospectus and which may be of interest to some Contract Owners.

Computation of Variable Annuity Payments
The amount of the first variable annuity payment to the Annuitant will depend on the amount of his/her Accumulation Value applied to effect the variable annuity as of the tenth day immediately preceding the date annuity payments commence, the amount of any premium tax owed (if applicable), the annuity option selected, and the age of the Annuitant. The Contract contains tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 4, and 5 for each $1,000 of Accumulation Value at various ages. These tables are based upon the Annuity 2000 Mortality Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate (the "AIR") of 2.5% per annum.

In any subsequent month, the dollar amount of the variable annuity payment is determined by multiplying the number of Annuity Units in the applicable subaccount(s) by the value of such Annuity Unit on the tenth day preceding the due date of such payment. The Annuity Unit value will increase or decrease in proportion to the net investment return of the subaccount(s) underlying the Variable Annuity since the date of the previous annuity payment, less an adjustment to neutralize the 2.50% or other AIR referred to above.
Therefore, the dollar amount of variable annuity payments after the first will vary depending on whether the net investment return is greater or less than the 2.5% (or other AIR) per annum. For example, assuming a 2.5% AIR, if subaccounts underlying the Contract have a cumulative net investment return of 4% over a one year period, the first annuity payment in the next year will be approximately
1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable subaccount(s). If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 1.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable subaccount(s).
Annuity Unit Value
The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for shares of Eligible Portfolios. The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of Variable Annuity payments.

Illustration: Calculation of Annuity Unit Value
Annuity of 120 monthly payments certain

     1.  Annuity Unit value, beginning of period                       $ .980000

     2.  Net investment factor for period                               1.001046

     3.  Daily adjustment for 2.5% assumed investment rate              . 999932

     4.  (2) x (3)                                                      1.000978

     5.  Annuity Unit value, end of period (1) x (4)                   $.980958
Illustration: Annuity Payments
Annuity of 120 monthly payments certain

     1.  Number of Accumulation Units at Annuity Date                  10,000.00

     2. Accumulation Unit value (10 days prior to date of
         first monthly payment)                                        $1.800000

     3.  Accumulation Value of Contract (1) x (2)                    $ 18,000.00

     4. First monthly annuity payment per $1,000 of net
         sum payable (assume equal to Accumulation Value)                  $9.39

     5.  First monthly annuity payment (3) x (4) / 1,000                 $169.02

     6. Annuity Unit value (10 days prior to date of first
         monthly payment)                                               $.980000

     7.  Number of Annuity Units (5) / (6)                              172.469

     8.  Assume Annuity Unit value for second month equal to            $.997000

     9.  Second monthly annuity payment (7) x (8)                        $171.95

     10. Assume Annuity Unit value for third month equal to             $.953000

     11. Third monthly annuity payment (7) x (10)                       $164.36

Summary
In conclusion, for a variable annuity the key element to pricing the annuity is unknown; there is no interest rate guarantee made and interest credited will depend upon actual future results. The technique used to overcome this obstacle is the calculation of the premium for the annuity using an AIR. The initial Variable Annuity payment is based upon this premium; subsequent payments will increase or decrease depending upon the relationship between the AIR and the actual investment performance of subaccounts to be passed to the annuitant. Suppose the underlying subaccounts showed a monthly return of 1% after the first month, the payee's second monthly payment would be (assuming 30 days between payments and an initial annuity payment of $100):

$100 x [1.01/(1.025) 30/365] = $100.80

The AIR methodology means that at each payment date the value in an annuity is updated to reflect actual investment results to date, but continued assumption of the AIR for the remainder of the Annuity Period.

Exceptions to Charges
The surrender charges, mortality and expense risk fees and administrative charges may be reduced for, or additional amounts credited on, sales of Contracts to a trustee, employer, or similar entity representing a group where American National determines that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and American National are permitted to purchase Contracts with substantial reduction of the surrender charges, mortality and expense risk fees, or administrative charges.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of American National and its affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts, and spouses and immediate family members of the foregoing. If sold under these circumstances, a Contract may be credited with in part or in whole any cost savings resulting from the Contract being sold directly, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

Assignment
The Contract may be assigned by the Contract Owner except when issued to plans or trusts qualified under Section 403(b) or 408 of the Internal Revenue Code. 401(k) Contracts are also not assignable.

Minimum Distributions Program
Under the Systematic Withdrawal Program, the Contract Owner can elect to participate in the "Minimum Distributions Program" by instructing American National to calculate and make minimum distributions that may be required if the Contract is used with a tax qualified plan. American National calculates such amounts assuming the minimum distribution amount is based solely on the value of the Contract Owner's Contract. However, the required minimum distribution amounts applicable to the Contract Owner's particular situation may depend on other annuities, savings, or investments of which American National is not aware, so that the required amount may be greater than the minimum distribution amount American National calculates based on the Contract Owner's Contract. The Minimum Distributions Program is subject to all the rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. These rules are described below.

In order to participate in the Minimum Distributions Program, the Contract Owner must notify American National of such election in writing in the calendar year in which the Contract Owner attains age 70 1/2. If the Contract Owner is taking payments under the Systematic Withdrawal Program when the Minimum Distributions Program is elected, the existing Systematic Withdrawal Program will be discontinued.

American National will determine the amount that is required to be distributed from a Contract each year based on the information provided by the Contract Owner and elections made by the Contract Owner. The Contract Owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis, or on a joint life basis. American National calculates a required distribution amount each year based on the Internal Revenue Code's minimum distribution rules.

Minimum Distributions Program is based on American National's understanding of the present federal income tax laws, as the IRS currently interprets them. Numerous special tax rules apply to Contract owners whose Contracts are used with qualified plans. Contract Owners should consult a tax advisor before electing to participate in the Minimum Distributions Programs.

Distribution of the Contract
Subject to arrangements with American National, the Contract is sold as part of a continuous offering by independent broker-dealers who are members of the National Association of Security Dealers, Inc., and who become licensed to sell life insurance and variable annuities for American National. Pursuant to a Distribution and Administrative Services Agreement, Securities Management and Research, Inc. ("SM&R") acts as the principal underwriter on behalf of American National for distribution of the Contract. Under the Agreement, SM&R is to use commercially reasonable efforts to sell the Contract through registered representatives. In connection with these sales activities, SM&R is responsible for:

o compliance with the requirements of any applicable state broker-dealer regulations and the Securities Exchange Act of 1934,

o keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the Securities Exchange Act,

o  training agents of American National for the sale of Contracts, and

o forwarding all Purchase Payments under the Contracts directly to American National.

SM&R is not entitled to any renumeration for its services as underwriter under the Distribution and Administrative Services Agreement; however, SM&R is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter.

Tax Matters
Diversification Requirements. The Code requires that the investments underlying a separate account be "adequately diversified" in order for contracts to be treated as annuities for federal income tax purposes. We intend that the separate account, through the Eligible Portfolios, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts may be considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners would be currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate Purchase Payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the separate account assets supporting a Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, each non-qualified deferred annuity Contract must provide that:

   (i) if a Contract Owner dies on or after the Annuity Date but before the entire interest in the Contract has been distributed, the remaining interest in the Contract will be distributed at least as rapidly as under the distribution method that was used immediately before the Contract Owner died; and

   (ii) if a Contract Owner dies before the Annuity Date, the entire interest in the Contract will be distributed within five years after the Contract Owner dies.

These requirements are considered satisfied as to any portion of the Contract Owner's interest that is (i) payable as annuity payments which begin within one year of the Contract Owner's death, and (ii) which are made over the life of the Beneficiary or over a period not extending beyond the Beneficiary's life expectancy.

If the Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner and no distribution is required.

Other rules may apply to Qualified Contracts.

Records and Reports
Reports concerning each Contract will be sent annually to each Contract Owner. Contract Owners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the separate account. Contract Owners will also receive confirmations of receipt of Purchase Payments, changes in allocation of Purchase Payments and transfer of Accumulation Units and Annuity Units.

Performance
Performance information for any subaccount may be compared, in reports and advertising to:

o  the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"),

o  Dow Jones Industrial Average ("DJIA"),

o  Donoghue's Money Market Institutional Averages;

o other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, and

o the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

o the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and

o the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Total Return
Total Return quoted in advertising reflects all aspects of a subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula:

P(1+T)n = ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period.

In addition to average annual returns, the subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the Eligible Portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the Eligible Portfolios, with the level of Contract charges currently in effect.

Other Total Return
From time to time, sales literature or advertisements may also quote average annual total returns that reflect neither the annual contract fee nor the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account the annual contract fee and any charges on amounts surrendered. Sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations, calculated based on the performance of the Eligible Portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the Eligible Portfolios, with the level of Contract charges currently in effect except for the annual contract fee and the Surrender Charge.

Yields
Some subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven-day periods. Current yield will reflect the income generated by a subaccount over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according to the formula

Effective Yield = [(Base Period Return +1)365/7] - 1.

Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

A 30-day yield for bond subaccounts will reflect the income generated by a subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula:

Yield = 2[((a - b)/cd + 1)6 - 1]

where a = net investment income earned by the applicable Portfolio, b = expenses for the period including expenses charged to the Contract Owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

State Law Differences
Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contract Owner than that offered in other states.

Separate Account
The separate account will purchase and redeem shares of the Eligible Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

American National will redeem shares in the Eligible Portfolios as needed to:

o  collect charges,

o  pay surrenders,

o  provide benefits, or

o  transfer assets from one subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from an Eligible Portfolio will be reinvested immediately at net asset value in shares of that Eligible Portfolio and retained as assets of the corresponding subaccount.

The separate account may include subaccounts that are not available under the Contract. American National may from time to time discontinue the availability of some of the subaccounts. If the availability of a subaccount is discontinued, American National may redeem any shares in the corresponding Eligible Portfolio and substitute shares of another registered open-end management company.

American National may also establish additional subaccounts. Each new subaccount would correspond to a portfolio of a registered, open-end management company. American National would establish the terms upon which existing Contract Owners could purchase units of a new subaccount.

If any of these substitutions or changes are made, American National may change the Contract by sending an endorsement. American National may:

o  operate the separate account as a management company,

o  de-register the separate account if registration is no longer required,

o  combine the separate account with other separate accounts,

o restrict or eliminate any voting rights associated with the separate account, or

o transfer the assets of the separate account relating to the Contracts to another separate account.

American National would, of course, not make any changes to the menu of Eligible Portfolios or to the separate account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

Termination of Participation Agreements
The participation agreements pursuant to which the funds sell their shares to the separate account contain varying provisions regarding termination. The following generally summarizes those provisions.

The Fidelity Funds
All participation agreements for the Fidelity Funds provide for termination:

o  upon sixty days advance written notice by any party,

o by American National with respect to any Fidelity Portfolio if American National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts,

o by American National with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

o by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code"), or if American National reasonably believes the Fidelity Funds may fail to so qualify,

o by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement,

o by the Fidelity Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o by American National upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o by the Fidelity Funds or the underwriter forty-five days after American National gives the Fidelity Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding, or

o upon a determination that a material irreconcilable conflict exists between the interests of the Contract Owners and other investors in the Fidelity Funds or between American National's interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

The T. Rowe Price Funds
This participation agreement provides for termination:

o  upon six months advance written notice by any party,

o by American National with respect to any T. Rowe Price Portfolio if American National determines that shares of such T.
   Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts,

o by American National with respect to any T. Rowe Price Portfolio if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

o by the T. Rowe Price Funds or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the separate account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National's ability to perform under the T. Rowe Price participation agreement,

o  by American National upon the institution of formal proceedings against the
   T. Rowe Price Funds or the underwriter by the SEC, NASD, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement,

o by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify,

o by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply,

o by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o by American National upon a determination by American National that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o by the T. Rowe Price Funds or the underwriter sixty days after American National gives the T. Rowe Price Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts if at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding, or

o upon a determination that a material irreconcilable conflict exists between the Contract Owners and other investors in the T. Rowe Price Funds or between American National's interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

The Federated Fund
This participation agreement provides for termination:

o  upon one hundred eighty days advance written notice by any party,

o at American National's option if American National determines that shares of the Federated Portfolios are not reasonably available to meet the requirements of the Contracts,

o at the option of the Federated Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the Federated participation agreement or related to the sale of the Contracts, the operation of the separate account, or the purchase of Federated Fund shares,

o at American National's option upon the institution of formal proceedings against the Federated Fund or the underwriter by the SEC, NASD, or any other regulatory body,

o upon a requisite vote of the Contract Owners to substitute shares of another fund for shares of the Federated Fund,

o if any of the shares of a Federated Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

o by American National upon a determination by American National that the Federated Fund has an irreconcilable conflict between the Contract Owners and other investors in the Federated Fund or between American National's interests in the Federated Fund and the interests of other insurance companies invested in the Federated Fund,

o at American National's option if the Federated Fund or a Federated Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or

o at American National's option if the Federated Fund or a Federated Portfolio fails to meet the diversification requirements specified in the Federated participation agreement.

The MFS Fund
This participation agreement provides for termination:

o  upon six months advance written notice by any party,

o at American National's option to the extent the shares of any MFS Portfolio are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as determined by American National,

o at the option of the MFS Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the MFS participation agreement or related to the sale of the Contracts, the operation of the separate account, or the purchase of shares of the MFS Fund,

o at American National's option upon the institution of formal proceedings against the MFS Fund by the SEC, NASD, or any other regulatory body regarding the MFS Fund's or the underwriter's duties under the MFS participation agreement or related to the sale of shares of the MFS Fund,

o at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the MFS Fund, provided American National gives the MFS Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the MFS Fund,

o by the MFS Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o by American National upon a determination by American National that the MFS Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o at the option of any party, upon another party's material breach of any provision of the MFS participation agreement, or

o upon assignment of the MFS participation agreement, unless made with the written consent of the parties to the MFS participation agreement.

The Alger American Fund
This participation agreement provides for termination:

o  upon six months advance written notice by any party,

o at American National's option to the extent the shares of any Alger American Portfolio are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as determined by American National,

o at the option of the Alger American Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the Alger American participation agreement or related to the sale of the Contracts, the operation of the separate account, or the purchase of shares of the Alger American Fund,

o at American National's option upon the institution of formal proceedings against the Alger American Fund by the SEC, NASD, or any other regulatory body regarding the Alger American Fund's or the underwriter's duties under the Alger American participation agreement or related to the sale of shares of the Alger American Fund,

o at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the Alger American Fund, provided American National gives the Alger American Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the Alger American Fund,

o by the Alger American Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o by American National upon a determination by American National that the Alger American Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o at the option of any party, upon another party's material breach of any provision of the Alger American participation agreement, or

o upon assignment of the Alger American participation agreement, unless made with the written consent of the parties to the Alger American participation agreement.

The INVESCO Funds
The INVESCO Funds participation agreement provides for termination:

upon six months advance written notice by any party, with respect to any INVESCO Portfolio,

o by American National, upon written notice with respect to any INVESCO Portfolio, if American National determines that shares of such portfolio are not reasonably available to meet the requirements of the Contracts,

o by American National, upon written notice with respect to any INVESCO Portfolio, if the shares of such portfolio are not registered, issued or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

o by the INVESCO Funds, upon written notice, upon institution of formal proceedings against American National by the NASD, the SEC, any state insurance department or any other regulatory body regarding American National's duties under the participation agreement or related to the sale or administration of the Contracts, the operation of the separate account, or the purchase of INVESCO Funds shares, if the INVESCO Funds determines in good faith that any such proceeding would have a material adverse effect on American National's ability to perform its obligations under the participation agreement,

o by American National, upon written notice, upon institution of formal proceedings against the INVESCO Funds or the investment adviser by the NASD, the SEC, any state securities or insurance department or any other regulatory body, if American National determines in good faith that any such proceeding would have a material adverse effect on the INVESCO Funds or the adviser's ability to perform its obligations under the participation agreement,

o by American National, upon written notice, if the INVESCO Funds cease to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably and in good faith believes that the INVESCO Funds may fail to so qualify,

o by American National, upon written notice with respect to any INVESCO Portfolio, if the INVESCO Funds fail to meet the diversification requirements specified in the participation agreement or if American National reasonably and in good faith believes that the INVESCO Funds may fail to meet such requirements,

o by any party to the participation agreement, upon written notice, upon another party's material breach of any provision of the participation agreement,

o by American National, 60 days after the other parties' receipt of written notice, if American National determines in good faith that either the INVESCO Funds or the adviser has suffered a material adverse change in its business, operations or financial condition since the date of the participation agreement or is the subject of material adverse publicity which is likely to have a material adverse impact upon the business and operations of American National,

o by the INVESCO Funds or the adviser, 60 days after the other parties' receipt of written notice, if either of them determines in good faith that American National has suffered a material adverse change in its business, operations or financial condition since the date of the participation agreement or is the subject of material adverse publicity which is likely to have a material adverse impact upon the business and operations of the INVESCO Funds or the adviser,

o by American National or the INVESCO Funds upon receipt of any necessary regulatory approvals and/or the vote of the Contract Owners to substitute shares of another investment company for the shares of an INVESCO Portfolio, provided American National gives the INVESCO Funds 60 days advance written notice of any proposed vote or other action taken to replace the shares or the filing of any required regulatory approval,

o by American National or the INVESCO Funds upon a determination that an irreconcilable material conflict exists among the interests of all Contract Owners of all separate accounts or the interests of the insurance companies invested in the INVESCO Funds, or

o by the INVESCO Funds, effective immediately without notice, if any of the Contracts are not issued or sold in accordance with applicable federal or state law.


INDEPENDENT AUDITORS'  REPORT


To the Board of Directors of American National Insurance Company and Contract Owners of American National Variable Annuity Separate Account:

We have audited the accompanying statement of net assets of the American National Variable Annuity Separate Account (comprised of Alger American (AA) Small Capitalization, AA Growth, AA Growth and Income, AA Balanced, AA MidCap Growth, AA Leveraged AllCap, Federated International, Federated Capital Income, Federated U.S. Government Bond, Federated High Income Bond, Federated Growth Strategies, Federated Equity Income, Fidelity Growth and Income, Fidelity Equity Income, Fidelity Growth, Fidelity High Income Bond, Fidelity Money Market, Fidelity Overseas, Fidelity Investment Bond, Fidelity Asset Manager, Fidelity Index 500, Fidelity Contra Fund, Fidelity Asset Manager Growth, Fidelity Balanced Portfolio, Fidelity Growth Opportunities Portfolio, Fidelity MidCap Portfolio, Fidelity Aggressive Growth II, Fidelity Asset Manager II, Fidelity Asset Manager Growth II, Fidelity Contra Fund II, Fidelity Index 500 II, Fidelity Growth Opportunities II, Fidelity MidCap II, INVESCO Dynamics, INVESCO Health Sciences, INVESCO Technology, INVESCO Small Company Growth, INVESCO Real Estate Opportunity, INVESCO Utilities, INVESCO Telecommunications, INVESCO Financial Services, MFS Emerging Growth, MFS Capital Opportunities, MFS Research, MFS Investors Trust, Van Eck (VE) Worldwide Hard Assets, VE Worldwide Emerging Markets, American National (AN) Growth, AN Equity Income, AN Balanced, AN Money Market, AN Government Bond, AN High Yield Bond, AN Small/MidCap, AN International Stock, T. Rowe Price (TRP) Equity Income, TRP International Stock, TRP Limited Term Bond, TRP MidCap Growth, Lazard (LAZ) Retirement Small Cap, and LAZ Retirement Emerging Markets Subaccounts) (collectively, the Account) as of December 31, 2002, and the related statement of operations for the year then ended and the related statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002 and the results of its operations and changes in net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Houston, Texas

March 28, 2003



                                                                   1

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                    (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                                                                                            Alger
                         Assets                             Alger Small                    Income &
                                                                Cap       Alger Growth      Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
16,325 shares at net asset value of $12.21                           199             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $272)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
40,015 shares at net asset value of $24.63                            --            986            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,403)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
96,618 shares at net asset value of $7.24                             --             --           700

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,034)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   199            986           700
---------------------------------------------------------- -------------- -------------- ------------- --------------



----------------------------------------------------------
                       Liabilities

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              199            986           700
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       47            211           271
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                         6            231            50
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                     9             47             9
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       34             --             1
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       13            280           120
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      90            217           249
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                  115,582        433,424       511,861
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                    13,984        475,928        91,271
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                20,567         97,795        16,834
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                   78,781             --         1,386
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                   29,682        579,244       220,923
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                 206,578        446,301       455,105
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                     0.40           0.49          0.53
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.44           0.49          0.55
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  0.43           0.48          0.54
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                     0.43             --          0.54
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                     0.43           0.48          0.54
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    0.44           0.49          0.55
---------------------------------------------------------- -------------- -------------- ------------- ---------------


               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                    (AMOUNts IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                                                                                            Alger
                         Assets                                Alger        Alger Mid     Leveraged
                                                             Balanced      Cap Growth       All Cap

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
113,115 shares at net asset value of $11.29                        1,277             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,402)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
65,122 shares at net asset value of $12.45                            --            811            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,058)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
15,531 shares at net asset value of $20.85                            --             --           324

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $474)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,277            811           324
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            1,277            811           324
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                      127            335            66
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       630             36           113
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                   103            121            10
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --             2
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       21             70            36
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                     396            249            97
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                  164,037        556,729       166,574
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   807,878         58,359       259,540
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet               132,265        197,707        22,331
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                      405             --         4,322
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                   26,714        115,182        84,773
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                 508,954        404,674       225,458
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                     0.77           0.60          0.40
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.78           0.61          0.43
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  0.78           0.61          0.43
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                     0.78             --          0.43
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                     0.78           0.61          0.43
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    0.78           0.61          0.43
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                    (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                                                                            Federated     Federated
                         Assets                              Federated       Capital       US Gov't
                                                           International     Income          Bond

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
15,966 shares at net asset value of $4.58                             73             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $85)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
61,422 shares at net asset value of $7.52                             --            462            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $648)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
152,908 shares at net asset value of $11.98                           --             --         1,832

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,733)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    73            462         1,832
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               73            462         1,832
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --            262         1,832
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                         4             69            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             69            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       26             17            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      43             45            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --        428,310     1,417,807
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     7,616        110,689            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --        112,748            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                   52,724         27,447            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                  89,620         72,005            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --           0.61          1.29
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.48           0.62            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --           0.61            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                     0.48           0.61            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    0.48           0.62            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                                             Federated                    Federated
                         Assets                             High Income     Federated       Equity
                                                               Bond       Growth Strat      Income

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
297,315 shares at net asset value of $7.08                         2,105             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,286)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
73,583 shares at net asset value of $13.00                            --            957            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,743)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
57,940 shares at net asset value of $9.73                             --             --           564

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $730)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 2,105            957           564
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            2,105            957           564
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                    1,684            874           297
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       282              2            39
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    54             28            10
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       37             --           101
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      48             53           117
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                1,852,670      1,125,064       364,660
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   306,402          5,141        64,587
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                58,473         58,548        16,684
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                   40,013             --       167,582
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                  51,944        113,113       191,682
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                     0.91           0.78          0.81
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.92           0.47          0.61
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  0.92           0.47          0.61
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                     0.91             --          0.60
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    0.92           0.47          0.61
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                           Growth & Inc   Equity Income     Growth      High Income

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
8,064 shares at net asset value of $10.86                             88             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $122)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
110,357 shares at net asset value of $18.16                           --          2,004            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,619)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
89,112 shares at net asset value of $23.44                            --             --         2,089             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,243)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
43,971 shares at net asset value of $5.93                             --             --            --            261

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $404)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    88          2,004         2,089            261
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               88          2,004         2,089             261
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    88          2,001         2,084             236
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --              3             5               7
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              18
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                               122,611      1,131,865     1,235,203         222,961
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --          1,725         2,681           5,940
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --          16,912
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  0.71           1.77          1.69            1.06
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --           1.90          1.86            1.14
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --            1.06
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------


               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                           Money Market     Overseas     Invest. Bond    Asset Mgr

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
583,418 shares at net asset value of $1.00                           583             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $583)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
31,865 shares at net asset value of $10.98                            --            350            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $681)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
41,538 shares at net asset value of $13.70                            --             --           569             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $524)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
105,114 shares at net asset value of $12.75                           --             --            --          1,340

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,529)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   583            350           569          1,340
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              583            350           569           1,340
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --             820
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                   572            331           564             520
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 11             --             5              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             19            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --         814,590
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                               435,319        338,935       333,322         341,175
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                              8,039             46         2,968              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --         19,045            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --            1.01
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.31           0.98          1.69            1.52
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                               1.42           1.04          1.75              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --           0.98            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------


               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                    (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                                                                                         Fidelity
                         Assets                              Fidelity       Fidelity      Asset Mgr
                                                             Index 500     Contra Fund      Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
86,447 shares at net asset value of $99.92                         8,638             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $11,237)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
307,549 shares at net asset value of $18.10                           --          5,567            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $6,895)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
105,315 shares at net asset value of $10.33                           --             --         1,088

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,529)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 8,638          5,567         1,088
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            8,638          5,567         1,088
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                    5,278          3,812           796
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                 3,359          1,711           290
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                  1              2             2
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             42            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                5,911,552      3,618,073       915,690
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                             1,742,314        921,685       225,276
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                595            994         1,386
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --         22,426            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                     0.89           1.05          0.87
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.93           1.86          1.29
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                               2.26           2.00          1.35
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --           1.86            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                    (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                                                                            Fidelity
                         Assets                              Fidelity      Growth Opp      Fidelity
                                                           Balanced Port      Port       MidCap Port

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
3,169 shares at net asset value of $12.16                             39             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $45)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
106,611 shares at net asset value of $11.71                           --          1,248            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,154)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
32,567 shares at net asset value of $17.51                            --             --           570

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $606)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    39          1,248           570
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               39          1,248           570
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --          1,219            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    39             29           570
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --      1,767,915            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                46,780         55,576       419,870
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --           0.69            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  0.82           0.52          1.36
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                    (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                                                             Fidelity                      Fidelity      Fidelity
                         Assets                             Aggressive      Fidelity      Asset Mgr       Contra
                                                             Growth II    Asset Mgr II    Growth II       Fund II

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
11,983 shares at net asset value of $6.01                             72             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $85)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
301 shares at net asset value of $12.59                               --              4            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
222 shares at net asset value of $10.21                               --             --             2             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
66,279 shares at net asset value of $17.95                            --             --            --          1,190

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,301)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    72              4             2          1,190
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               72              4             2           1,190
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                         2             --            --             591
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    17             --            --              62
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              55
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --             141
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      53              4             2             341
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     3,420             --            --         797,162
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                26,790             --            --          83,373
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --          75,093
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --         191,852
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                  84,836          4,632         3,334         460,873
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.63             --            --            0.74
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  0.62             --            --            0.74
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --            0.74
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --            0.73
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    0.63           0.82          0.68            0.74
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                         Assets                              Fidelity       Fidelity       Fidelity
                                                           Index 500 II   Growth Opp II   MidCap II

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
16,410 shares at net asset value of $99.29                         1,629             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,803)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
11,906 shares at net asset value of $11.64                            --            139            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $166)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
35,088 shares at net asset value of $17.39                            --             --           610

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $647)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,629            139           610
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            1,629            139           610
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       392             25           248
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                   218              7            60
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       71             --             2
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                      378             --            90
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                     570            107           210
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   642,738         42,986       269,045
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet               357,939         12,595        65,017
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                  116,710             --         2,675
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                  624,508             --        98,157
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                 932,788        185,377       228,410
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.61           0.57          0.92
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  0.61           0.57          0.92
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                     0.61             --          0.92
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                     0.60             --          0.92
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    0.61           0.57          0.92
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                                                             Invesco                      Invesco
                         Assets                               Invesco        Health        Invesco       Small Co.
                                                             Dynamics       Sciences      Technology      Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
10,591 shares at net asset value of $8.54                             90             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $100)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
16,336 shares at net asset value of $13.75                            --            225            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $243)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
8,890 shares at net asset value of $8.17                              --             --            73             --
                                                                       --              --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $82)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
8,203 shares at net asset value of $10.14                             --             --            --             83
                                                                       --              --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $84)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    90            225            73             83
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               90            225            73              83
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                         2             16             6              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    22             30             4              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             13            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      66            166            63              83
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     4,095         21,253        15,956             823
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                39,449         38,714        10,527              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --         17,133            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                 121,860        216,766       169,510         138,813
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.55           0.76          0.37            0.60
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  0.55           0.76          0.37              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --           0.76            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    0.55           0.76          0.37            0.60
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                                                                                          Invesco
                         Assets                            Invesco Real      Invesco       Invesco       Financial
                                                            Estate Opp      Utilities      Telecom         Svcs.

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
14,242 shares at net asset value of $10.49                           149             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $151)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,382 shares at net asset value of $11.16                             --             27            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $28)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
22,563 shares at net asset value of $2.74                             --             --            62             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $78)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
11,439 shares at net asset value of $10.50                            --             --            --            120

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $125)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   149             27            62            120
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              149             27            62             120
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                         4              2             2               7
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --            25              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                     145             25            35             113
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     3,738          3,454         6,539           8,888
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --        90,131              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                 134,466         44,001       127,201         140,020
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.08           0.56          0.28            0.81
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --          0.28              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    1.08           0.56          0.28            0.81
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                                                                                            MFS
                         Assets                            MFS Emerging    MFS Capital                   Investors
                                                              Growth         Opport      MFS Research      Trust

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
164,330 shares at net asset value of $11.91                        1,957             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,565)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
155,060 shares at net asset value of $9.53                            --          1,478            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,901)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
130,671 shares at net asset value of $10.78                           --             --         1,409             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,394)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
106,509 shares at net asset value of $13.47                           --             --            --          1,435

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,029)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,957          1,478         1,409          1,435
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            1,957          1,478         1,409           1,435
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                    1,686          1,313         1,149           1,256
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        28             43            90              50
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    17              7            16              37
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                      127             59            44              19
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      99             56           110              73
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                2,143,528      1,584,975     1,638,642       1,761,706
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                    77,746         91,725       174,417          77,484
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                47,180         13,943        31,861          57,313
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                  351,883        126,514        84,597          29,365
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                 273,817        117,818       212,402         111,685
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                     0.79           0.83          0.70            0.71
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.36           0.47          0.52            0.65
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  0.36           0.47          0.52            0.65
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                     0.36           0.47          0.51            0.64
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    0.36           0.47          0.52            0.65
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                         Assets                            Van Eck Hard      Van Eck
                                                              Assets      Emerging Mkts

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
15,069 shares at net asset value of $10.30                           155             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $166)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
52,301 shares at net asset value of $7.89                             --            413

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $588)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   155            413
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              155            413
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                      155            413
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                  195,767        569,241
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                     0.79           0.72
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                    (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS


                         Assets                                             AN Equity                    AN Money
                                                             AN Growth       Income      AN Balanced      Market

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,670,162 shares at net asset value of $1.15                       3,071             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,388)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
6,302,856 shares at net asset value of $1.30                          --          8,194            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $10,614)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,732,432 shares at net asset value of $1.20                          --             --         3,279             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $3,918)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
11,344,185 shares at net asset value of $1.00                         --             --            --         11,344

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $11,344)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 3,071          8,194         3,279         11,344
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            3,071          8,194         3,279          11,344
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                      969          3,649         1,718           2,196
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                 2,035          3,968         1,153             466
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                  1              1             6              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             48            48              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        24            209           158           5,853
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                     7            176            47              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --             5              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             57            57             121
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      35             86            87           2,708
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                1,274,416      3,398,147     1,643,258       1,964,729
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                             1,564,834      2,099,438       719,597         377,790
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                430            489         3,579              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --         25,215        29,871              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                    42,827        272,783       184,293       5,669,242
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                12,202        229,992        55,193              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --         6,211              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --         75,357        66,907         118,289
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                  61,528        112,392       101,236       2,619,126
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                     0.76           1.07          1.05            1.12
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.30           1.89          1.60            1.23
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                               1.49           2.03          1.64              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --           1.89          1.60              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.56           0.77          0.86            1.03
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  0.56           0.76          0.85              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --          0.85              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --           0.76          0.85            1.02
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    0.56           0.77          0.86            1.03
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                    (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                                                            AN            AN
                         Assets                                              AN High      Small/Mid    International
                                                           AN Gov't Bond   Yield Bond        Cap           Stock

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,082,815 shares at net asset value of $1.09                       1,180             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,199)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
227,604 shares at net asset value of $0.77                            --            175            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $206)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
907,441 shares at net asset value of $0.13                            --             --           118             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $250)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
220,518 shares at net asset value of $0.49                            --             --            --            108

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $122)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,180            175           118            108
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            1,180            175           118             108
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                      261             76             9              64
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                   126              4            28              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       156             10             3               4
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                   115             --            64              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                        1             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                      250             52            --              12
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                     271             33            14              28
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                  223,614         80,937        78,626          98,439
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                               110,022          3,919       232,255             211
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   132,190         10,263        24,508           7,139
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                97,346             --       494,020              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                      577             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                  212,941         55,209            --          23,484
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                 229,346         35,036       112,826          56,406
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                     1.17           0.95          0.12            0.66
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.15           0.96          0.12            0.64
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.18           0.95          0.13            0.52
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  1.18             --          0.13              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                     1.18             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                     1.17           0.94            --            0.51
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    1.18           0.95          0.13            0.51
---------------------------------------------------------- -------------- -------------- ------------- ---------------


               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                                                                          T Rowe Price      T Rowe
                         Assets                            T Rowe Price   International   Price Ltd    T Rowe Price
                                                           Equity Income      Stock       Term Bond    MidCap Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
257,742 shares at net asset value of $16.36                        4,217             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,823)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
115,473 shares at net asset value of $9.26                            --          1,069            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,556)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
369,331 shares at net asset value of $5.08                            --             --         1,876             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,848)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
157,907 shares at net asset value of $14.38                           --             --            --          2,271

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,807)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 4,217          1,069         1,876          2,271
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            4,217          1,069         1,876           2,271
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                    2,441            707         1,378           1,571
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    88              6            --             193
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       864            222           180             124
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                   208             10            66              33
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       53             --            --              38
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                      224             --            50              62
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                     339            124           202             250
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                2,299,675        937,347     1,096,342       1,310,008
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                97,514         11,213            --         209,404
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   938,974        418,239       156,695         161,589
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet               226,544         18,590        57,680          43,312
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                   58,213             --            --          50,534
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                  245,269             --        44,133          81,897
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                 367,994        232,305       175,812         326,337
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                     1.06           0.75          1.26            1.20
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  0.90           0.54            --            0.92
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.92           0.53          1.15            0.76
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  0.92           0.53          1.15            0.76
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                     0.91             --            --            0.76
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                     0.91             --          1.14            0.76
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                    0.92           0.53          1.15            0.77
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2002

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                         Assets                            Lazard Small      Lazard
                                                                Cap       Emerging Mkts

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
81,052 shares at net asset value of $10.72                           869             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $904)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
31,942 shares at net asset value of $7.02                             --            224

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $287)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   869            224
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              869            224
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                      869            224
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                  759,799        280,902
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity                                     1.14           0.80
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity Registered                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
                             SEGREGATED SUBACCOUNTS

                                                                                            Alger
                       Operations                           Alger Small                    Income &
                                                                Cap       Alger Growth      Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --              1             5
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 (1)            (4)           (4)
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             (2)           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             (1)           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 (1)            --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             (7)           (3)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (1)            (2)           (3)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (3)           (15)           (5)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (5)          (270)          (70)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (5)          (270)          (70)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         (51)          (220)         (239)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           (56)          (490)         (309)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from             (59)          (505)         (314)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                              Alger        Alger Mid       Alger
                                                                                          Leveraged
                                                             Balanced      Cap Growth      All Cap

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                20             --            --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 (2)            (4)           (1)
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  (5)            (1)           (1)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              (1)            (1)           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             (1)           (1)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (4)            (3)           (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      8            (10)           (4)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments               (27)          (273)          (21)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                  (27)          (273)          (21)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation        (132)           (41)         (112)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                          (159)          (314)         (133)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from            (151)          (324)         (137)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Federated      Federated     Federated
                                                                             Capital       US Gov't
                                                           International     Income          Bond

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --              25            66
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 --             (3)          (19)
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             (1)           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             (1)           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 (1)            --            --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (1)            --            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (2)             20            47
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (4)           (74)           69
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (4)           (74)           69
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          (4)           (95)            2
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            (8)          (169)           71
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from             (10)          (149)          118
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Federated      Federated     Federated
                                                            High Income                     Equity
                                                               Bond       Growth Strat      Income

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying               224             --            17
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                (25)           (14)           (6)
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  (3)            --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --            (3)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (1)            --            (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                    195            (14)            7
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments              (405)          (373)         (240)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                 (405)          (373)         (240)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         220             (9)            4
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                          (185)          (382)         (236)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              10           (396)         (229)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                           Growth & Inc   Equity Income     Growth      High Income


---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 1             58             8             32
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 --             --            --             --
----------------------------------------------------------
     Investrac Gold Variable Annuity                              (1)           (34)          (39)            (3)
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --            --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --             --            --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     --              24          (31)             29
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             49            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (1)          (165)         (660)           (68)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (1)          (116)         (660)           (68)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         (16)          (420)         (402)            43
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           (17)          (536)       (1,062)           (25)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from             (17)          (512)       (1,093)             4
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                           Money Market     Overseas     Invest. Bond    Asset Mgr

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                11              3            17             78
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 --             --            --            (13)
----------------------------------------------------------
     Investrac Gold Variable Annuity                              (9)            (5)           (6)            (9)
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --            --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --             --            --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      2             (2)           11             56
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                --            (39)           13           (244)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   --            (39)           13           (244)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          --            (56)           18             (5)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            --            (95)           31           (249)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from               2            (97)           42           (193)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                                                          Asset Mgr
                                                             Index 500     Contra Fund      Growth


---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying               147             57            37
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                (79)           (57)          (11)
----------------------------------------------------------
     Investrac Gold Variable Annuity                             (58)           (27)           (5)
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --            --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --             --            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     10            (27)           21
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments              (823)          (607)         (133)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                 (823)          (607)         (133)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation      (2,112)          (114)         (126)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                        (2,935)          (721)         (259)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from          (2,925)          (748)         (238)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002


                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                                           Growth Opp
                                                           Balanced Port      Port       MidCap Port

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 1             18             6
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 --            (19)           --
----------------------------------------------------------
     Investrac Gold Variable Annuity                              (5)            --            (8)
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --            --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --             --            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (4)            (1)           (2)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (1)          (274)            7
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (1)          (274)            7
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          (4)          (147)          (73)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            (5)          (421)          (66)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              (9)          (422)          (68)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------

                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                            Aggressive                    Asset Mgr       Contra
                                                             Growth II    Asset Mgr II    Growth II       Fund II

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --             --            --              3
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 --             --            --             --
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --            --             (5)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --            --             (1)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --             (1)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --            --             (1)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (1)            --            --             (3)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (1)            --            --             (8)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (1)            --            (1)            (4)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (1)            --            (1)            (4)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         (14)            --            --           (117)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           (15)            --            (1)          (121)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from             (16)            --            (1)          (129)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                           Index 500 II   Growth Opp II   MidCap II

-------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                13              1             2
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 --             --            --
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  (5)            --            (2)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              (2)            --            (1)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 (1)            --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 (6)            --            (1)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (5)            (1)           (2)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (6)            --            (4)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments              (179)            (5)          (21)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                 (179)            (5)          (21)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation        (196)           (30)          (44)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                          (375)           (35)          (65)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from            (381)           (35)          (69)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                             Invesco        Invesco       Invesco        Invesco
                                                                             Health                      Small Co.
                                                             Dynamics       Sciences      Technology      Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --             --            --             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 --             --            --             --
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --            --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --             (2)           (1)            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     --             (2)           (1)            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (9)           (26)          (28)            (3)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (9)           (26)          (28)            (3)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         (10)           (20)           (9)            (1)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           (19)           (46)          (37)            (4)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from             (19)           (48)          (38)            (4)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                          Invesco Real      Invesco       Invesco        Invesco
                                                                                                         Financial
                                                            Estate Opp      Utilities      Telecom         Svcs.

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 2             --            --              1
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 --             --            --             --
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --            --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (1)            --            --             (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                       1            --            --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (6)            --            (2)           (16)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (6)            --            (2)           (16)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          (2)            (1)          (17)            (6)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            (8)            (1)          (19)           (22)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              (7)            (1)          (19)           (22)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                          MFS Emerging    MFS Capital   MFS Research       MFS
                                                                                                         Investors
                                                              Growth         Opport                        Trust

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --              1             5             10
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                (27)           (21)          (18)           (19)
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             (1)           (1)            (1)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 (3)            (2)           (1)            --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (1)            (1)           (1)            (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                    (31)           (24)          (16)           (11)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments              (482)          (360)         (355)          (188)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                 (482)          (360)         (355)          (188)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation        (647)          (357)         (180)          (246)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                        (1,129)          (717)         (535)          (434)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from          (1,160)          (741)         (551)          (445)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                          Van Eck Hard      Van Eck
                                                              Assets      Emerging Mkts

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 1              1
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 (2)            (7)
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (1)            (6)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (1)          (113)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (1)          (113)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          (5)            103
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            (6)           (10)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              (7)           (16)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                            AN Growth      AN Equity    AN Balanced     AN Money
                                                                             Income                       Market
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                22            139           136            101
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                (15)           (54)          (24)           (29)
----------------------------------------------------------
     Investrac Gold Variable Annuity                             (35)           (67)          (19)            (5)
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  (1)            (3)           (2)           (61)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             (2)           (1)            (1)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             (1)           (1)            (3)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --             (1)           (2)           (29)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                    (29)            11            87            (27)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --            357            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments              (371)          (428)         (177)            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                 (371)           (71)         (177)            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation        (957)        (1,573)         (239)            --
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                        (1,328)        (1,644)         (416)            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from          (1,357)        (1,633)         (329)           (27)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                          AN Gov't Bond     AN High          AN            AN
                                                                                          Small/Mid    International
                                                                           Yield Bond        Cap           Stock

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                46             14            --              1
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                 (2)            (1)           --             --
----------------------------------------------------------
     Investrac Gold Variable Annuity                              (1)            --            (1)            --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  (1)            --            --             (1)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              (1)            --            (1)            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 (2)            (1)           --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (2)            --            --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     37             12            (2)            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                            1             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                12             (5)          (11)           (14)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   13             (5)          (11)           (14)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         (11)           (14)          (75)            (7)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             2            (19)          (86)           (21)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              39             (7)          (88)           (21)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                          T Rowe Price   T Rowe Price      T Rowe     T Rowe Price
                                                                          International   Price Ltd
                                                           Equity Income      Stock       Term Bond    MidCap Growth

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                77             11            77             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                (37)           (11)          (16)           (24)
----------------------------------------------------------
     Investrac Gold Variable Annuity                              (1)            --            --             (3)
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  (7)           (11)           (1)            (1)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              (3)            --            (1)            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 (1)            --            --             (1)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 (3)            --            --             (1)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (4)            (1)           (1)            (3)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      21           (12)            58           (33)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                            1              1            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments              (189)           665            23            (59)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                 (188)           666            23            (59)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation        (598)          (102)          (11)          (619)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                          (786)           564            12           (678)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from            (765)           552            70           (711)
operations
========================================================== ============== ============== ============= ==============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2002

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                       Operations                          Lazard Small      Lazard
                                                                Cap       Emerging Mkts

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 4              1
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     WealthQuest Variable Annuity                                (12)            (3)
----------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (8)            (2)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                23            (56)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   23            (56)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation        (221)            50
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                          (198)            (6)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from            (206)            (8)
operations
========================================================== ============== ============== ============= ==============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                       Net Changes                            Alger        Alger     Alger
                                                                                     Income &
                                                            Small Cap     Growth       Growth
---------------------------------------------------------- ------------ ------------ ----------- -------------
---------------------------------------------------------- ------------ ------------ ----------- -------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                               (3)         (15)         (5)
----------------------------------------------------------
   Net realized gains (losses) on investments                   (5)        (270)        (70)
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                              (51)        (220)       (239)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ----------- -------------
---------------------------------------------------------- ------------ ------------ ----------- -------------
Net increase (decrease) in net assets resulting from           (59)        (505)       (314)
operations
---------------------------------------------------------- ------------ ------------ ----------- -------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     WealthQuest Variable Annuity                                5           44          17
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --          --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --          --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --          --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 2          271          53
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            12           46          17
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           2
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           33          75
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered              76        1,357         195
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     WealthQuest Variable Annuity                               --          (73)        (18)
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --          --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --          --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --          --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --          (15)        (21)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           (5)         (6)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --          (1)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --         (192)        (55)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered             (10)      (1,187)        (47)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ----------- -------------
---------------------------------------------------------- ------------ ------------ ----------- -------------
Increase (decrease) in net assets from                          85          279         211
policy transactions
---------------------------------------------------------- ------------ ------------ ----------- -------------
---------------------------------------------------------- ------------ ------------ ----------- -------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                               26         (226)       (103)
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                            173        1,212         803
---------------------------------------------------------- ------------ ------------ ----------- -------------
---------------------------------------------------------- ------------ ------------ ----------- -------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                  199          986         700
========================================================== ============ ============ =========== =============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                       Net Changes                            Alger      Alger Mid   Alger
                                                                                     Leveraged
                                                            Balanced    Cap Growth    All Cap

---------------------------------------------------------- ------------ ------------ ----------- -------------
---------------------------------------------------------- ------------ ------------ ----------- -------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                                8          (10)         (4)
----------------------------------------------------------
   Net realized gains (losses) on investments                  (27)        (273)        (21)
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                             (132)         (41)       (112)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ----------- -------------
---------------------------------------------------------- ------------ ------------ ----------- -------------
Net increase (decrease) in net assets resulting from          (151)        (324)       (137)
operations
---------------------------------------------------------- ------------ ------------ ----------- -------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     WealthQuest Variable Annuity                               20          186           6
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --          --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --          --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --          --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               684           55         124
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           113          165          13
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           3
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           20          13
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered             194          228          85
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     WealthQuest Variable Annuity                             (200)        (175)         (3)
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --          --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --          --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --          --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               (31)         (39)         (4)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --          (30)         (2)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --          --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               (3)          --          (3)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered             (98)         (47)        (20)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ----------- -------------
---------------------------------------------------------- ------------ ------------ ----------- -------------
Increase (decrease) in net assets from                         679          363         212
policy transactions
---------------------------------------------------------- ------------ ------------ ----------- -------------
---------------------------------------------------------- ------------ ------------ ----------- -------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                              528           39          75
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                            749          772         249
---------------------------------------------------------- ------------ ------------ ----------- -------------
---------------------------------------------------------- ------------ ------------ ----------- -------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                1,277          811         324
========================================================== ============ ============ =========== =============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                          Federated     Federated    Federated
                                                                          Capital     US Gov't
                                                          International   Income        Bond

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               (2)          20           47
---------------------------------------------------------
   Net realized gains (losses) on investments                   (4)         (74)          69
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                  (4)         (95)           2
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from           (10)        (149)         118
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           35          796
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 1           44           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           96           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                1            1           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered           1,206          461           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --          (46)        (776)
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --          (38)          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --          (17)          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               (1)          --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered          (1,184)        (430)          --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                          23          106           20
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                               13          (43)         138
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             60          505        1,694
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                   73          462        1,832
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                          Federated     Federated    Federated
                                                          High Income     Growth       Equity
                                                              Bond         Strat       Income

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                              195          (14)           7
---------------------------------------------------------
   Net realized gains (losses) on investments                 (405)        (373)        (240)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                 220           (9)           4
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from            10         (396)        (229)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                              566          105           26
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                51            2           38
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            55           24           12
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               25           --          121
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered             408           44          960
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                             (965)        (268)        (348)
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               (31)          (1)          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           (2)          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --         (131)
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered            (383)          --         (827)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                        (274)         (96)        (149)
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                             (264)        (492)        (378)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                          2,369        1,449          942
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                2,105          957          564
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity     Fidelity
                                                                          Equity
                                                          Growth & Inc    Income       Growth     High Income

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               --           24          (31)          29
---------------------------------------------------------
   Net realized gains (losses) on investments                   (1)        (116)        (660)         (68)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                 (16)        (420)        (402)          43
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from           (17)        (512)      (1,093)           4
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            13          124          157           11
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --         (507)        (657)         (66)
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                          13         (383)        (500)         (55)
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                               (4)        (895)      (1,593)         (51)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             92        2,899        3,682          312
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                   88        2,004        2,089          261
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity     Fidelity
                                                                                       Invest.
                                                          Money Market   Overseas       Bond       Asset Mgr

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                                2           (2)          11           56
---------------------------------------------------------
   Net realized gains (losses) on investments                   --          (39)          13         (244)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                  --          (56)          18           (5)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from             2          (97)          42         (193)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           99
---------------------------------------------------------
     Investrac Gold Variable Annuity                           311           48          275           13
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --         (548)
---------------------------------------------------------
     Investrac Gold Variable Annuity                          (388)         (34)        (180)        (174)
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                         (77)          14           95         (610)
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                              (75)         (83)         137         (803)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                            658          433          432        2,143
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                  583          350          569        1,340
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity
                                                                                      Asset Mgr
                                                           Index 500    Contra Fund    Growth

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               10          (27)          21
---------------------------------------------------------
   Net realized gains (losses) on investments                 (823)        (607)        (133)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              (2,112)        (114)        (126)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from        (2,925)        (748)        (238)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                              245          417           33
---------------------------------------------------------
     Investrac Gold Variable Annuity                           162          197           38
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                             (951)      (1,102)        (126)
---------------------------------------------------------
     Investrac Gold Variable Annuity                          (712)        (397)         (78)
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                      (1,256)        (885)        (133)
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                           (4,181)      (1,633)        (371)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                         12,819        7,200        1,459
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                8,638        5,567        1,088
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity
                                                            Balanced    Growth Opp
                                                              Port         Port      MidCap Port

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               (4)          (1)          (2)
---------------------------------------------------------
   Net realized gains (losses) on investments                   (1)        (274)           7
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                  (4)        (147)         (73)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from            (9)        (422)         (68)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           59           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                             5            3           67
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --         (300)          --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           (2)         (81)
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                           5         (240)         (14)
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                               (4)        (662)         (82)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             43        1,910          652
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                   39        1,248          570
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity     Fidelity
                                                           Aggressive    Asset Mgr    Asset Mgr     Contra
                                                           Growth II        II        Growth II     Fund II

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               (1)          --           --           (8)
---------------------------------------------------------
   Net realized gains (losses) on investments                   (1)          --           (1)          (4)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                 (14)          --           --         (117)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from           (16)          --           (1)        (129)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 2           --           --          667
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            16           --           --           43
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           94
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              52           --            2          220
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --          (58)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           (4)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           (7)
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              (2)          --           (5)         (60)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                          68           --           (3)         895
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                               52           --           (4)         766
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             20            4            6          424
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                   72            4            2        1,190
========================================================= ============= ============ ============ ============


                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity
                                                                        Growth Opp
                                                          Index 500 II      II        MidCap II

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               (6)          --           (4)
---------------------------------------------------------
   Net realized gains (losses) on investments                 (179)          (5)         (21)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                (196)         (30)         (44)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from          (381)         (35)         (69)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               250            9          300
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           215            6           41
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --            3
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              278           --          109
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered           1,232           54          851
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider              (132)          (5)         (34)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           (11)          (9)          (9)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              (61)          --          (12)
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered            (894)         (15)        (726)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                         877           40          523
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                              496            5          454
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                          1,133          134          156
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                1,629          139          610
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Invesco      Invesco       Invesco      Invesco
                                                                          Health                   Small Co.
                                                           Dynamics      Sciences    Technology     Growth

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                              --            (2)          (1)          --
---------------------------------------------------------
   Net realized gains (losses) on investments                  (9)          (26)         (28)          (3)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                (10)          (20)          (9)          (1)
---------------------------------------------------------

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Net increase (decrease) in net assets resulting from          (19)          (48)         (38)          (4)
operations
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                              --            --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                           --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                3            17            8           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           30            33            7           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered            805           595          426          980
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                              --            --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                           --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           --            (1)          --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered           (733)         (473)        (383)        (902)
---------------------------------------------------------

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Increase (decrease) in net assets from                        105           171           58           78
policy transactions
--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                              86           123           20           74
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             4           102           53            9
--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                  90           225           73           83
========================================================= ============ ============= ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Invesco      Invesco       Invesco      Invesco
                                                             Real                                  Financial
                                                          Estate Opp    Utilities      Telecom       Svcs.

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               1            --           --           --
---------------------------------------------------------
   Net realized gains (losses) on investments                  (6)           --           (2)         (16)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                 (2)           (1)         (17)          (6)
---------------------------------------------------------

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Net increase (decrease) in net assets resulting from           (7)           (1)         (19)         (22)
operations
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                              --            --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                           --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                4             2           --            1
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           --            --           31           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered            555            17           38          569
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                              --            --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                           --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered           (420)           (2)          (3)        (500)
---------------------------------------------------------

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Increase (decrease) in net assets from                        139            17           66           70
policy transactions
--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                             132            16           47           48
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                            17            11           15           72
--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                 149            27           62          120
========================================================= ============ ============= ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                             MFS      MFS Capital       MFS          MFS
                                                           Emerging                                Investors
                                                            Growth        Opport      Research       Trust

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                             (31)          (24)         (16)         (11)
---------------------------------------------------------
   Net realized gains (losses) on investments                (482)         (360)        (355)        (188)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                               (647)         (357)        (180)        (246)
---------------------------------------------------------

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Net increase (decrease) in net assets resulting from       (1,160)         (741)        (551)        (445)
operations
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                             239           174          181          184
---------------------------------------------------------
     Investrac Gold Variable Annuity                           --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               41            16          115           42
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           20            --           26           46
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              32            21           55           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered            135            33          816           41
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                            (471)         (449)        (404)        (417)
---------------------------------------------------------
     Investrac Gold Variable Annuity                           --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider              (19)           (1)         (68)         (12)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           (1)           (1)          (9)          (9)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             (45)          (58)         (39)          (3)
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered            (84)           (6)        (734)          (3)
---------------------------------------------------------

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Increase (decrease) in net assets from                       (153)         (271)         (61)        (131)
policy transactions
--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                          (1,313)       (1,012)        (612)        (576)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                         3,270         2,490        2,021        2,011
--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                               1,957         1,478        1,409        1,435
========================================================= ============ ============= ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Van Eck      Van Eck
                                                                         Emerging
                                                          Hard Assets      Mkts

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                              (1)           (6)
---------------------------------------------------------
   Net realized gains (losses) on investments                  (1)         (113)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                 (5)          103
---------------------------------------------------------

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Net increase (decrease) in net assets resulting from           (7)          (16)
operations
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               9            20
---------------------------------------------------------
     Investrac Gold Variable Annuity                           --            --
---------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               --            --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           --            --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --            --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              --            --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered             --            --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                             (18)         (145)
---------------------------------------------------------
     Investrac Gold Variable Annuity                           --            --
---------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               --            --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           --            --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --            --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              --            --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered             --            --
---------------------------------------------------------

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Increase (decrease) in net assets from                         (9)         (125)
policy transactions
--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                             (16)         (141)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                           171           554
--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                 155           413
========================================================= ============ ============= ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                       Net Changes                          AN Growth    AN Equity   AN           AN Money
                                                                          Income     Balanced      Market

---------------------------------------------------------- ------------ ------------ ---------- --------------
---------------------------------------------------------- ------------ ------------ ---------- --------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                              (29)          11         87            (27)
----------------------------------------------------------
   Net realized gains (losses) on investments                 (371)         (71)      (177)            --
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                             (957)      (1,573)      (239)            --
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ---------- --------------
---------------------------------------------------------- ------------ ------------ ---------- --------------
Net increase (decrease) in net assets resulting from        (1,357)      (1,633)      (329)           (27)
operations
---------------------------------------------------------- ------------ ------------ ---------- --------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     WealthQuest Variable Annuity                               88          106        104          2,189
----------------------------------------------------------
     Investrac Gold Variable Annuity                            57          251         80            672
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --         --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --         --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 9           49         80         91,688
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             7          138         56            915
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                1           --          6             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --          103          6            377
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered              28           39        295          9,311
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     WealthQuest Variable Annuity                             (187)        (686)      (378)        (2,632)
----------------------------------------------------------
     Investrac Gold Variable Annuity                          (520)      (1,040)      (325)          (375)
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --         --             --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --         --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               (22)         (15)        (1)       (90,388)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --          (26)        (5)        (1,039)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               (1)          --         --             --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --         (103)        --           (725)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered              (7)         (26)      (370)        (8,564)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ---------- --------------
---------------------------------------------------------- ------------ ------------ ---------- --------------
Increase (decrease) in net assets from                        (547)      (1,210)      (452)         1,429
policy transactions
---------------------------------------------------------- ------------ ------------ ---------- --------------
---------------------------------------------------------- ------------ ------------ ---------- --------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                           (1,904)      (2,843)      (781)         1,402
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                          4,975      11,037       4,060          9,942
---------------------------------------------------------- ------------ ---------- ------------ --------------
---------------------------------------------------------- ------------ ------------ ---------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                3,071       8,194       3,279        11,344
========================================================== ============ ========== ============ ==============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                          AN Gov't      AN High        AN            AN
                                                                                     Small/Mid   International
                                                             Bond      Yield Bond       Cap         Stock

-------------------------------------------------------- ------------- ------------ ------------ -------------
-------------------------------------------------------- ------------- ------------ ------------ -------------
Operations
--------------------------------------------------------
--------------------------------------------------------
   Investment income (loss) - net                              37           12           (2)           --
--------------------------------------------------------
   Net realized gains (losses) on investments                  13           (5)         (11)          (14)
--------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                (11)         (14)         (75)           (7)
--------------------------------------------------------

-------------------------------------------------------- ------------- ------------ ------------ -------------
-------------------------------------------------------- ------------- ------------ ------------ -------------
Net increase (decrease) in net assets resulting from           39           (7)         (88)          (21)
operations
-------------------------------------------------------- ------------- ------------ ------------ -------------

--------------------------------------------------------
Policy transactions
--------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------
     WealthQuest Variable Annuity                             264           --            2            66
--------------------------------------------------------
     Investrac Gold Variable Annuity                           95            2           --            --
--------------------------------------------------------
     Group Unallocated Variable Annuity                        --           --           --            --
--------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --           --           --            --
--------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider              118            4            2         4,244
--------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet          111           --           89            --
--------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               2           --           --            --
--------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             224           24           --            --
--------------------------------------------------------
     Group Unallocated Variable Annuity Registered            622          147           16         1,148
--------------------------------------------------------

--------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------
     WealthQuest Variable Annuity                             (71)          (7)          --            (2)
--------------------------------------------------------
     Investrac Gold Variable Annuity                           (9)          --           --            --
--------------------------------------------------------
     Group Unallocated Variable Annuity                        --           --           --            --
--------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --           --           --            --
--------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               (4)          --           --        (4,234)
--------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet          (14)         (12)          (5)           --
--------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              (2)          --           --            --
--------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              --           --           --            --
--------------------------------------------------------
     Group Unallocated Variable Annuity Registered           (379)        (133)          (3)       (1,123)
--------------------------------------------------------

-------------------------------------------------------- ------------- ------------ ------------ -------------
-------------------------------------------------------- ------------- ------------ ------------ -------------
Increase (decrease) in net assets from                        957           25          101            99
policy transactions
-------------------------------------------------------- ------------- ------------ ------------ -------------
-------------------------------------------------------- ------------- ------------ ------------ -------------

--------------------------------------------------------
--------------------------------------------------------
Increase (decrease) in net assets                             996           18           13            78
--------------------------------------------------------

--------------------------------------------------------
Net assets at the beginning of year                           184          157          105            30
-------------------------------------------------------- ------------- ------------ ------------ -------------
-------------------------------------------------------- ------------- ------------ ------------ -------------

--------------------------------------------------------
--------------------------------------------------------
Net assets at the end of year                               1,180          175          118           108
======================================================== ============= ============ ============ =============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                       Net Changes                         T Rowe         T Rowe       T Rowe       T Rowe
                                                           Price          Price                      Price
                                                           Equity      International  Price Ltd     MidCap
                                                             Income       Stock       Term Bond     Growth

---------------------------------------------------------- ----------- ------------- ------------ ------------
---------------------------------------------------------- ----------- ------------- ------------ ------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                              21           (12)          58          (33)
----------------------------------------------------------
   Net realized gains (losses) on investments                (188)          666           23          (59)
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                            (598)         (102)         (11)        (619)
----------------------------------------------------------

---------------------------------------------------------- ----------- ------------- ------------ ------------
---------------------------------------------------------- ----------- ------------- ------------ ------------
Net increase (decrease) in net assets resulting from         (765)          552           70         (711)
operations
---------------------------------------------------------- ----------- ------------- ------------ ------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     WealthQuest Variable Annuity                             440            60          605          253
----------------------------------------------------------
     Investrac Gold Variable Annuity                           55            21           --           32
----------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --           --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider              905        82,556          195           96
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet          229             3           51           42
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               1            --           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             145            --           38           44
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered            229           275          177          167
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     WealthQuest Variable Annuity                            (732)         (169)        (457)        (482)
----------------------------------------------------------
     Investrac Gold Variable Annuity                          (24)          (18)          --           (5)
----------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --           --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider              (21)      (83,099)         (62)         (13)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet          (62)           --          (16)          (4)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              (1)           --           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              --            --           (1)          --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered           (121)         (199)          --          (68)
----------------------------------------------------------

---------------------------------------------------------- ----------- ------------- ------------ ------------
---------------------------------------------------------- ----------- ------------- ------------ ------------
Increase (decrease) in net assets from                      1,043          (570)         530           62
policy transactions
---------------------------------------------------------- ----------- ------------- ------------ ------------
---------------------------------------------------------- ----------- ------------- ------------ ------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                             278           (18)         600         (649)
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                         3,939         1,087        1,276        2,920
---------------------------------------------------------- ----------- ------------- ------------ ------------
---------------------------------------------------------- ----------- ------------- ------------ ------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                               4,217         1,069        1,876        2,271
========================================================== =========== ============= ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                       Net Changes                           Lazard       Lazard
                                                                         Emerging
                                                            Small Cap      Mkts

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                               (8)          (2)
----------------------------------------------------------
   Net realized gains (losses) on investments                   23          (56)
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                             (221)          50
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Net increase (decrease) in net assets resulting from          (206)          (8)
operations
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     WealthQuest Variable Annuity                              166            6
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     WealthQuest Variable Annuity                             (197)        (108)
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Increase (decrease) in net assets from                         (31)        (102)
policy transactions
---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                             (237)        (110)
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                          1,106          334
---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                  869          224
========================================================== ============ ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                       Net Changes                            Alger        Alger        Alger
                                                                                      Income &
                                                            Small Cap     Growth       Growth

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                               (1)         (12)          (6)
----------------------------------------------------------
   Net realized gains (losses) on investments                   (4)          64           16
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                              (18)        (182)         (91)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Net increase (decrease) in net assets resulting from           (23)        (130)         (81)
operations
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     WealthQuest Variable Annuity                               52          267          270
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 9           60           56
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           49           20
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               88           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               17          825          255
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered              51          122          205
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     WealthQuest Variable Annuity                               --           (2)         (12)
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                (3)         (14)         (22)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --          (19)         (17)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              (42)          --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --         (229)         (75)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered              (5)          (2)         (15)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Increase (decrease) in net assets from                         167        1,057          665
policy transactions
---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                              144          927          584
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                             29          285          219
---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                  173        1,212          803
========================================================== ============ ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                       Net Changes                            Alger      Alger Mid      Alger
                                                                                      Leveraged
                                                            Balanced    Cap Growth     All Cap
--------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                               (1)          (7)          (3)
----------------------------------------------------------
   Net realized gains (losses) on investments                   (5)         140          (47)
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                8         (198)         (29)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Net increase (decrease) in net assets resulting from             2          (65)         (79)
operations
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     WealthQuest Variable Annuity                              313          129           --
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                71           40           27
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           36           10
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               27           77           88
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered             418          158           74
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     WealthQuest Variable Annuity                               --          (26)          (2)
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               (29)          (4)          (3)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           (8)          (4)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --          (41)
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered             (74)          (9)          (4)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Increase (decrease) in net assets from                         726          393          145
policy transactions
---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                              728          328           66
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                             21          444          183
---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                  749          772          249
========================================================== ============ ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                          Federated     Federated    Federated
                                                                          Capital     US Gov't
                                                          International   Income        Bond
--------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               (1)          14           39
---------------------------------------------------------
   Net realized gains (losses) on investments                   (2)         (65)          32
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                  (8)         (68)          36
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from           (11)        (119)         107
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           45          498
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 2           85           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           18           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               75           21           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              27           26           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --          (20)        (374)
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           (8)          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              (35)          --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              (1)          --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                          68          167          124
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                               57           48          231
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                              3          457        1,463
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                   60          505        1,694
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                          Federated     Federated    Federated
                                                          High Income     Growth       Equity
                                                              Bond         Strat       Income

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                              216          (22)           5
---------------------------------------------------------
   Net realized gains (losses) on investments                 (216)        (442)         (32)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                (152)        (392)        (102)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from          (152)        (856)        (129)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               73           10          127
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               251            2            3
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             6           21           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               10           --          187
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              19           23           11
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                             (204)        (119)        (133)
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                (6)          --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            (6)          (6)          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --          (18)
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                         143          (69)         177
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                               (9)        (925)          48
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                          2,378        2,374          894
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                2,369        1,449          942
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity     Fidelity
                                                            Growth &      Equity
                                                             Income       Income       Growth     High Income
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               --           11          (56)          41
---------------------------------------------------------
   Net realized gains (losses) on investments                    3           70         (151)         (40)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                 (13)        (307)      (1,019)         (80)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from           (10)        (226)      (1,226)         (79)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            12          222          232           40
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --         (542)        (482)         (19)
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                          12         (320)        (250)          21
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                                2         (546)      (1,476)         (58)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             90        3,445        5,158          370
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                   92        2,899        3,682          312
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity     Fidelity
                                                                                       Invest.
                                                          Money Market   Overseas       Bond       Asset Mgr

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               12           18           19           71
---------------------------------------------------------
   Net realized gains (losses) on investments                   --           20            7          (96)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                  --         (169)          12         (175)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from            12         (131)          38         (200)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --          255
---------------------------------------------------------
     Investrac Gold Variable Annuity                           913           48          142           27
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --         (259)
---------------------------------------------------------
     Investrac Gold Variable Annuity                          (982)         (11)        (210)        (126)
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                         (69)          37          (68)        (103)
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                              (57)         (94)         (30)        (303)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                            715          527          462        2,446
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                  658          433          432        2,143
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity
                                                                                      Asset Mgr
                                                           Index 500    Contra Fund    Growth

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               (9)         (35)          30
---------------------------------------------------------
   Net realized gains (losses) on investments                 (421)         (79)         (91)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              (1,817)      (1,178)        (194)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from        (2,247)      (1,292)        (255)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                              260          140           25
---------------------------------------------------------
     Investrac Gold Variable Annuity                           269          178           19
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                             (845)        (479)        (106)
---------------------------------------------------------
     Investrac Gold Variable Annuity                        (1,138)        (137)         (53)
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                      (1,454)        (298)        (115)
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                           (3,701)      (1,590)        (370)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                         16,520        8,790        1,829
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                               12,819        7,200        1,459
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity
                                                            Balanced    Growth Opp
                                                              Port         Port      MidCap Port

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                                1          (18)          (9)
---------------------------------------------------------
   Net realized gains (losses) on investments                   (1)        (219)         (22)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                  (2)        (311)          (1)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from            (2)        (548)         (32)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           25           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                             9           11          162
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --         (145)          --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --          (85)
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                           9         (109)          77
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                                7         (657)          45
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             36        2,567          607
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                   43        1,910          652
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity     Fidelity
                                                           Aggressive      Asset      Asset Mgr     Contra
                                                           Growth II    Manager II    Growth II     Fund II

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               --           --           --           (2)
---------------------------------------------------------
   Net realized gains (losses) on investments                   (2)          --           --           (5)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                   1           --           --            6
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from            (1)          --           --           (1)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 1           --           --           71
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             2           --            6           52
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --          119
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           77
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              25            4            6          218
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --          (13)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           (6)         (26)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --          (58)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --          (12)
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              (7)          --           --           (6)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                          21            4            6          422
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                               20            4            6          421
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             --           --           --            3
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                   20            4            6          424
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Fidelity     Fidelity     Fidelity
                                                                        Growth Opp
                                                          Index 500 II      II        MidCap II

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               (5)          (1)          --
---------------------------------------------------------
   Net realized gains (losses) on investments                  (29)          (1)          (1)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                  28            2            7
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from           (6)           --            6
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               380           29           15
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           122           23           58
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              179           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              220           --            1
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered             363           95          101
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               (76)          --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           (68)          (8)         (25)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              (87)          --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               (9)          --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered             (18)          (5)          --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                       1,006          134          150
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                            1,000          134          156
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                            133           --           --
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                1,133          134          156
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS

                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Invesco       Invesco      Invesco      Invesco
                                                                          Health                   Small Co.
                                                            Dynamics     Sciences    Technology     Growth

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               --            1           --           --
---------------------------------------------------------
   Net realized gains (losses) on investments                   --           --           --           --
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                  --            2           (1)          --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from            --            3           (1)          --
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --            5           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --            4           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           17           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered               4           79           58            9
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           (2)          --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           (2)          --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           (2)          (4)          --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                           4           99           54            9
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                                4          102           53            9
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             --           --           --           --
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                    4          102           53            9
========================================================= ============= ============ ============ ============


                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Invesco       Invesco      Invesco      Invesco
                                                          Real Estate                              Financial
                                                              Opp        Utilities     Telecom       Svcs.

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               --           --           --           --
---------------------------------------------------------
   Net realized gains (losses) on investments                   --           --           --           --
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                  --           --           --            1
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from            --           --           --            1
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --            4           10
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              21           11           11           66
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --           --           --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --           --           (3)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              (4)          --           --           (2)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                          17           11           15           71
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                               17           11           15           72
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             --           --           --           --
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                   17           11           15           72
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                             MFS           MFS          MFS          MFS
                                                            Emerging      Capital                  Investors
                                                             Growth       Opport      Research       Trust

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                              (45)         (36)         (26)         (16)
---------------------------------------------------------
   Net realized gains (losses) on investments                  126          182          238          (27)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              (1,592)        (880)        (720)        (380)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from        (1,511)        (734)        (508)        (423)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               25           88           26          177
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                22           12          102           32
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            10           16            6           10
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              331          207           56           27
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              98           54           67           53
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                             (510)        (433)        (225)        (356)
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           (3)         (38)          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            (6)          (6)          (1)          (5)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             (125)         (66)          (1)          --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              (4)          --           (6)          --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                        (159)        (131)         (14)         (62)
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                           (1,670)        (865)        (522)        (485)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                          4,940        3,355        2,543        2,496
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                3,270        2,490        2,021        2,011
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           Van Eck       Van Eck
                                                                         Emerging
                                                          Hard Assets      Mkts

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                               --           (8)
---------------------------------------------------------
   Net realized gains (losses) on investments                    1         (183)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                 (22)          (9)
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Net increase (decrease) in net assets resulting from           (21)        (200)
operations
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               52           77
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               (4)         (28)
---------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------
Increase (decrease) in net assets from                          48           49
policy transactions
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                               27         (151)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                            144          705
--------------------------------------------------------- ------------- ------------ ------------ ------------
--------------------------------------------------------- ------------- ------------ ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                  171          554
========================================================= ============= ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                     Net Changes                         AN Growth     AN Equity    AN Balanced    AN Money
                                                                         Income                     Market

------------------------------------------------------- ------------- ------------- ------------ -------------
------------------------------------------------------- ------------- ------------- ------------ -------------
Operations
-------------------------------------------------------
-------------------------------------------------------
   Investment income (loss) - net                            (15)          272           76            85
-------------------------------------------------------
   Net realized gains (losses) on investments               (150)            1          (61)           --
-------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                              (963)       (1,789)        (276)           --
-------------------------------------------------------

------------------------------------------------------- ------------- ------------- ------------ -------------
------------------------------------------------------- ------------- ------------- ------------ -------------
Net increase (decrease) in net assets resulting from      (1,128)       (1,516)        (261)           85
operations
------------------------------------------------------- ------------- ------------- ------------ -------------

-------------------------------------------------------
Policy transactions
-------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------
     WealthQuest Variable Annuity                            118           816          446         3,383
-------------------------------------------------------
     Investrac Gold Variable Annuity                         122           520           58            11
-------------------------------------------------------
     Group Unallocated Variable Annuity                       --            --           --            --
-------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity               --            --           --            --
-------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider              64           304          166        24,009
-------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           2           194           12           499
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup             --            --           --           301
-------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             --            60           55         1,984
-------------------------------------------------------
     Group Unallocated Variable Annuity Registered           111           141          198         2,990
----------------------------------------------------------

-------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------
     WealthQuest Variable Annuity                           (190)         (271)        (185)       (4,301)
-------------------------------------------------------
     Investrac Gold Variable Annuity                        (434)         (681)         (17)          (28)
-------------------------------------------------------
     Group Unallocated Variable Annuity                       --            --           --            --
-------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity               --            --           --            --
-------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider             (11)          (79)         (76)      (19,428)
-------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet          --          (102)         (12)         (375)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup             --            --           --          (295)
-------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             --            --           --        (1,520)
-------------------------------------------------------
     Group Unallocated Variable Annuity Registered           (88)          (46)         (21)       (1,034)
----------------------------------------------------------

------------------------------------------------------- ------------- ------------- ------------ -------------
------------------------------------------------------- ------------- ------------- ------------ -------------
Increase (decrease) in net assets from                      (306)          856          624         6,196
policy transactions
------------------------------------------------------- ------------- ------------- ------------ -------------
------------------------------------------------------- ------------- ------------- ------------ -------------

-------------------------------------------------------
-------------------------------------------------------
Increase (decrease) in net assets                         (1,434)         (660)         363         6,281
-------------------------------------------------------

-------------------------------------------------------
Net assets at the beginning of year                        6,409        11,697        3,697         3,661
------------------------------------------------------- ------------- ------------- ------------ -------------
------------------------------------------------------- ------------- ------------- ------------ -------------

-------------------------------------------------------
-------------------------------------------------------
Net assets at the end of year                              4,975        11,037        4,060         9,942
======================================================= ============= ============= ============ =============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                       Net Changes                         AN Gov't      AN High        AN            AN
                                                                                     Small/Mid   International
                                                              Bond     Yield Bond       Cap         Stock

---------------------------------------------------------- ----------- ------------ ------------ -------------
---------------------------------------------------------- ----------- ------------ ------------ -------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                              25           14           (1)           (1)
----------------------------------------------------------
   Net realized gains (losses) on investments                  (1)          (2)         (75)          (14)
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                              (7)         (14)        (51)           (6)
----------------------------------------------------------

---------------------------------------------------------- ----------- ------------ ------------ -------------
---------------------------------------------------------- ----------- ------------ ------------ -------------
Net increase (decrease) in net assets resulting from           17           (2)        (127)          (21)
operations
---------------------------------------------------------- ----------- ------------ ------------ -------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     WealthQuest Variable Annuity                              48           60            8             6
----------------------------------------------------------
     Investrac Gold Variable Annuity                           35            2           97            --
----------------------------------------------------------
     Group Unallocated Variable Annuity                        --           --           --            --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --           --           --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               35            6            5         3,067
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           22           21           10            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --           --           --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              35           13           --             4
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered             18           19            9            12
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     WealthQuest Variable Annuity                             (14)         (13)         (22)           --
----------------------------------------------------------
     Investrac Gold Variable Annuity                           --           --           --            --
----------------------------------------------------------
     Group Unallocated Variable Annuity                        --           --           --            --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --           --           --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               --           --           --        (3,055)
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           (8)          (7)          --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --           --           --            --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             (14)          --           --            --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered             --           --           --            (2)
----------------------------------------------------------

---------------------------------------------------------- ----------- ------------ ------------ -------------
---------------------------------------------------------- ----------- ------------ ------------ -------------
Increase (decrease) in net assets from                        157          101          107            32
policy transactions
---------------------------------------------------------- ----------- ------------ ------------ -------------
---------------------------------------------------------- ----------- ------------ ------------ -------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                             174           99          (20)           11
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                            10           58          125            19
---------------------------------------------------------- ----------- ------------ ------------ -------------
---------------------------------------------------------- ----------- ------------ ------------ -------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                 184          157          105            30
========================================================== =========== ============ ============ =============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                      Net Changes                           T Rowe        T Rowe       T Rowe       T Rowe
                                                             Price        Price                      Price
                                                            Equity     International  Price Ltd     MidCap
                                                            Income        Stock       Term Bond     Growth

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Operations
---------------------------------------------------------
---------------------------------------------------------
   Investment income (loss) - net                              39             5           58          (36)
---------------------------------------------------------
   Net realized gains (losses) on investments                  34            (1)          24           88
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                (41)         (293)          18           34
---------------------------------------------------------

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Net increase (decrease) in net assets resulting from           32          (289)         100           86
operations
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                             347            47          108          299
---------------------------------------------------------
     Investrac Gold Variable Annuity                           72             4           --          175
---------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider              150        15,272           39           35
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet          116            17           31            5
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup             119            --           --           89
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             103            --           14           31
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered            305            75           27          226
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                            (491)         (176)        (293)        (406)
---------------------------------------------------------
     Investrac Gold Variable Annuity                           --            --           --           (2)
---------------------------------------------------------
     Group Unallocated Variable Annuity                        --            --           --           --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider              (40)      (15,310)          (6)         (15)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet          (41)           (8)          (4)          (2)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup             (58)           --           --          (44)
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              --            --           --           --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered            (32)           --           (6)         (11)
---------------------------------------------------------

--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------
Increase (decrease) in net assets from                         550          (79)         (90)          380
policy transactions
--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Increase (decrease) in net assets                              582         (368)           10          466
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                          3,357         1,455        1,266        2,454
--------------------------------------------------------- ------------ ------------- ------------ ------------
--------------------------------------------------------- ------------ ------------- ------------ ------------

---------------------------------------------------------
---------------------------------------------------------
Net assets at the end of year                                3,939         1,087        1,276        2,920
========================================================= ============ ============= ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2001

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                       Net Changes                           Lazard       Lazard
                                                                         Emerging
                                                            Small Cap      Mkts

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                              (10)          (3)
----------------------------------------------------------
   Net realized gains (losses) on investments                  146          (73)
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               99          (18)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Net increase (decrease) in net assets resulting from           235          (94)
operations
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     WealthQuest Variable Annuity                               27            9
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     WealthQuest Variable Annuity                             (218)         (47)
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------
Increase (decrease) in net assets from                        (191)         (38)
policy transactions
---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                               44         (132)
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                          1,062          466
---------------------------------------------------------- ------------ ------------ ------------ ------------
---------------------------------------------------------- ------------ ------------ ------------ ------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                1,106          334
========================================================== ============ ============ ============ ============

(continued)
American National Variable ANNUITY Separate Account
NOTES TO FINANCIAL STATEMENTS
December 31, 2002

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General .. American National Variable Annuity Separate Account (Separate Account) was established on July 30, 1991 under Texas law as a separate investment account of American National Insurance Company (the Sponsor). The Separate Account began operations on April 20, 1994. The assets of the Separate Account are segregated from the Sponsor's other assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

These financial statements report the results of the subaccounts for the various variable annuity products. There are currently 61 subaccounts within the Separate Account, although not all subaccounts are offered in each product. Each of the subaccounts is invested only in a corresponding portfolio of the American National (AN) Funds, the Fidelity Funds, the MFS Funds, the T. Rowe Price Funds, the Van Eck Funds, the Federated Funds, the Invesco Funds, the Alger Funds or the Lazard Funds. The American National Funds were organized and are managed for a fee by Securities Management & Research, Inc. (SM&R) which is a wholly-owned subsidiary of the Sponsor.

Basis of Presentation .. The financial statements of the Separate Account have been prepared on an accrual basis in accordance with accounting principles generally accepted in the United States.

Investments .. Investments in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes .. The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders' are not taxed to the Sponsor. As a result, the net asset values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

Use of Estimates .. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

(2)   SECURITY PURCHASES AND SALES

For the year ended December 31, 2002, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between funds) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):

















                                                          Purchases                   Sales

------------------------------------------------------------------------------------------------------------------------------------
Alger Small Capitalization                                      95                       10
Alger Growth Portfolio                                      1,751                    1,472
Alger Income & Growth                                         359                      148
Alger Balanced                                               1,011                      332
Alger MidCap Growth                                           654                      291
Alger Leveraged AllCap                                        244                       32
Federated International                                      1,208                    1,185
Federated Capital Income                                       637                      531
Federated U.S. Government Bond                                 796                      776
Federated High Income Bond                                   1,105                    1,379
Federated Growth Strategies                                    175                      270
Federated Equity Income                                      1,157                    1,306
Fidelity Growth & Income                                        13                       --
Fidelity Equity Income                                         124                      507
Fidelity Growth                                                157                      657
Fidelity High Income                                            11                       66
Fidelity Money Market                                          311                      388
Fidelity Overseas                                               48                       34
Fidelity Investment Bond                                       275                      180
Fidelity Asset Manager                                         112                      722
Fidelity Index 500                                             407                    1,663
Fidelity Contra Fund                                           614                    1,499
Fidelity Asset Manager: Growth                                  71                      204
Fidelity Balanced Portfolio                                      5                       --
Fidelity Growth Opportunities Portfolio                         62                      301
Fidelity MidCap Portfolio                                       67                       81
Fidelity Aggressive Growth II                                   70                        2
Fidelity Asset Manager II                                       --                       --
Fidelity Asset Manager: Growth II                                2                        5
Fidelity Contra Fund II                                      1,024                      129
Fidelity Index 500 II                                        1,975                    1,098
Fidelity Growth Opportunities II                                69                       29
Fidelity MidCap II                                           1,304                      781
Invesco Dynamics                                               838                      733
Invesco Health Sciences                                        645                      474
Invesco Technology                                             441                      383
Invesco Small Company Growth                                   980                      902
Invesco Real Estate Opportunities                              559                      420
Invesco Utilities                                               19                        2
Invesco Telecommunications                                      69                        3
Invesco Financial Services                                     570                      500
MFS Emerging Growth                                            467                      620
MFS Capital Opportunities                                      244                      515
MFS Research                                                 1,193                    1,254
MFS Investors Trust                                            313                      444
Van Eck Hard Assets                                              9                       18
Van Eck Emerging Markets                                        20                      145
AN Growth                                                      190                      737
AN Equity Income                                               686                   1,896
AN Balanced                                                    627                    1,079
AN Money Market                                           105,152                   103,723
AN Government Bond                                           1,436                      479
AN High Yield Bond                                            177                      152
AN Small-Cap/Mid-Cap                                          109                        8
AN International Stock                                      5,458                    5,359
T. Rowe Price Equity Income                                 2,004                      961
T. Rowe Price International Stock                           82,915                   83,485
T. Rowe Price Limited-Term Bond                             1,066                      536
T. Rowe Price Mid-Cap Growth                                  634                      572
Lazard Retirement Small Cap                                   166                      197
Lazard Emerging Markets                                          6                     108
------------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                 $  222,906               $   221,783


 (3)  POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges .. Mortality risk and expense risk charges were assessed daily against the Separate Account's net asset value. This fee was assessed during 2002 on policies in both the accumulation period and the annuity period, and varied by product as follows:

         Wealthquest II Variable Annuity             1.15%

         Investrac Gold Variable Annuity             1.25%

         Investrac Gold Group Unallocated            0.95%

         Group Unallocated Variable Annuity          1.15%

         Wealthquest III Variable Annuity            1.10% (with no riders)

         Wealthquest III Variable Annuity            1.20% (six-year ratchet)

         Wealthquest III Variable Annuity            1.30% (3% roll-up)

         Wealthquest III Variable Annuity            1.45% (5% roll-up)

Effective May 1, 2003, the mortality risk and expense risk charge assessed daily against the Separate Account's net asset value for the Group Unallocated Variable Annuity will change to 0.35% plus a monthly administration fee based on total contract value as follows:

         0 - 500,000                                          0.90%

         500,001 - 1,000,000                                  0.70%

         1,000,001 - 3,000,000                       0.50%

         3,000,001 - 5,000,000                       0.25%

         5,000,001 and above                                  0%

Monthly Administrative Charges .. American National's administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee ranges between $25 and $35 and is often waived for those contract values greater than $50,000. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. The administrative asset fee is 0.10% annually for all contracts. These charges are deducted through termination of units of interest from applicable policyholders' accounts.

Surrender Charge .. On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of years since the year in which the purchase payments withdrawn were paid, on a first paid, first withdrawn basis.

Transfer Charge .. A $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts.

Premium Charges .. Premium taxes for certain jurisdictions are deducted from premiums paid at rates ranging form zero to 3.5%. American National's current practice is to deduct any state imposed premium tax from Purchase Payments. If a state only imposes premium taxes upon annuitization, American National will deduct these taxes from the contract value upon annuitization.

(4)      FINANCIAL HIGHLIGHTS

American National Insurance Company sells a number of variable annuity products having unique combinations of features and fees that are charged against the policyholders' account balance (see preceding note). Differences in fee structures result in a variety of expense ratios and total returns.



The following table was developed by determining which products offered by the Company have the lowest and highest total return (all numbers are percentages):



                                           At December 31                      For the year ended December 31,
                                           --------------                      -------------------------------

                                          Unit Fair Value          Investment *        Expense Ratio **   Total Return ***
------------------------------------------------------------------------------------------------------------------------------------
                                         lowest to highest         Income Ratio        lowest to highest  lowest to highest

------------------------------------------------------------------------------------------------------------------------------------
Alger Small Capitalization:
2002                                      $0.40 to 0.44                    --                1.20 to 1.55           -27.37 to -27.11
2001                                       0.55 to 0.60                   0.04               1.25 to 1.77          -30.37 to -27.48
Alger Growth Portfolio:
2002                                       0.48 to 0.49                   0.05               1.20 to 1.55           -34.04 to-33.80
2001                                       0.73 to 0.74                   0.29               1.25 to 1.77            -13.36 to-12.89
Alger Income & Growth:
2002                                       0.53 to 0.55                   0.67                1.20 to 1.55           -32.17 to-31.93
2001                                       0.78 to 0.80                   0.45                1.25 to 1.77           -15.82 to-15.37
Alger Balanced:
2002                                       0.77 to 0.78                   1.94                 1.20 to 1.55          -13.66 to-13.35
2001                                       0.89 to 0.90                   0.72                 1.25 to 1.77            -3.65 to-3.13
Alger MidCap Growth:
2002                                        0.60 to 0.61                   --                1.20 to 1.55           -30.64 to -30.37
2001                                        0.86 to 0.88                   --                1.25 to 1.77            -8.16 to -7.66
Alger Leveraged AllCap:
2002                                        0.40 to 0.43                   0.01                1.20 to 1.55          -34.94 to-34.71
2001                                        0.61 to 0.66                   --                1.25 to 1.77           -17.40 to -16.95
Federated International:
2002                                                0.48                   --                  1.20 to 1.55         -18.76 to -18.47
2001                                                0.59                   --                1.35 to 1.77           -31.24 to -30.95
Federated Capital Income:
2002                                          0.61 to 0.62                  5.20               1.20 to 1.55         -25.13 to -24.87
2001                                          0.81 to 0.82                  4.27               1.25 to 1.77         -14.78 to -14.75
Federated U.S. Government Bond:
2002                                                  1.29                  3.73                        1.25                   7.67
2001                                                  1.20                  3.68                        1.49                    5.71
Federated High Income Bond:
2002                                          0.91 to 0.92                 10.02                1.20 to 1.55          -0.19 to 0.17
2001                                          0.91 to 0.92                 10.40                 1.25 to 1.77         -0.39 to 0.00
Federated Growth Strategies:
2002                                         0.47 to 0.78                     --                  1.20 to 1.55      -27.49 to -27.23
2001                                         0.64 to 1.07                     --                  1.25 to 1.77      -23.74 to -23.34
Federated Equity Income:
2002                                          0.60 to 0.81                  2.25                  1.20 to 1.55      -21.97 to -21.70
2001                                          0.77 to 1.04                  1.84                  1.35 to 1.77      -12.55 to -12.08
Fidelity Growth & Income:
2002                                                 0.71                   0.60                          1.40                -17.71
2001                                                 0.87                   1.23                  1.25 to 1.40                -10.34
Fidelity Equity Income:
2002                                          1.77 to 1.90                  2.37                  0.95 to 1.40      -18.08 to -17.71
2001                                          2.16 to 2.31                  1.76                  0.95 to 1.40        -6.37 to -5.96
Fidelity Growth:
2002                                          1.69 to 1.86                  0.26                  0.95 to 1.40      -31.06 to -30.75
2001                                          2.45 to 2.68                  0.08                  0.95 to 1.40      -18.73 to -18.38
Fidelity High Income:
2002                                          1.06 to 1.14                 11.26                  0.95 to 1.40          2.01 to 2.50
2001                                          1.04 to 1.11                 13.40                  0.95 to 1.40      -12.88 to -12.49
Fidelity Money Market:
2002                                         1.31 to 1.42                   1.74                  0.95 to 1.40          0.30 to 0.74
2001                                         1.31 to 1.40                   3.07                  0.95 to 1.40          2.78 to 3.25
Fidelity Overseas:
2002                                         0.98 to 1.04                   0.74                  0.95 to 1.40     -21.38 to -20.24
2001                                         1.24 to 1.31                   5.06                  0.95 to 1.40      -22.31 to -21.11
Fidelity Investment Bond:
2002                                         1.69 to 1.75                   3.41                  0.95 to 1.40          8.86 to 9.32
2001                                         1.55 to 1.60                   5.78                  0.95 to 1.40          6.98 to 7.45
Fidelity Asset Manager:
2002                                          1.01 to 1.52                  4.48                  1.25 to 1.40        -9.99 to -9.73
2001                                          1.00 to 1.69                  4.31                  1.35 to 1.49        -5.42 to -5.27


                                           At December 31                      For the year ended December 31,
                                           --------------                      -------------------------------

                                          Unit Fair Value          Investment *        Expense Ratio **   Total Return ***
-----------------------------------------------------------------------------------------------------------------------------------
                                         lowest to highest         Income Ratio        lowest to highest  lowest to highest

-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Index 500:
2002                                        $0.89 to 2.26                 1.37            0.95 to 1.40              -23.31 to -23.20
2001                                         1.16 to 2.93                 1.20            0.95 to 1.49              -13.16 to -12.95
Fidelity Contra Fund:
2002                                         1.05 to 2.00                 0.90            0.95 to 1.40             -10.56 to -10.46
2001                                         1.18 to 2.23                 0.79            0.95 to 1.49              -13.33 to -13.09
Fidelity Asset Manager: Growth:
2002                                         0.87 to 1.35                 2.90            0.95 to 1.40              -16.70 to -16.56
2001                                         1.04 to 1.61                 3.06            0.95 to 1.49               -8.58 to -8.30
Fidelity Balanced Portfolio:
2002                                                0.82                  3.04                    1.40                        -9.97
2001                                                0.91                  3.31                    1.35                        -3.46
Fidelity Growth Opportunities Portfolio:
2002                                          0.52 to 0.69                1.13            1.25 to 1.40              -22.95 to -22.80
2001                                          0.68 to 0.89                0.39            1.35 to 1.49              -15.64 to -15.48
Fidelity MidCap Portfolio:
2002                                                  1.36                0.98                    1.40                       -11.05
2001                                                  1.53                  --                    1.35                        -4.53
Fidelity Aggressive Growth II:
2002                                         0.62 to 0.63                   --               1.20 to 1.55           -27.76 to -27.50
2001                                                 0.86                   --               1.35 to 1.77           -13.87 to -13.63
Fidelity Asset Manager II:
2002                                                 0.82                 3.84               1.20 to 1.55           -10.44 to -10.12
2001                                          0.90 to 0.91                  --               1.35 to 1.77             -6.06 to -5.66
Fidelity Asset Manager: Growth II:
2002                                                  0.68                 3.29              1.20 to 1.55           -17.14 to -16.84
2001                                          0.81 to 0.82                  --               1.35 to 1.77             -9.22 to -8.84
Fidelity Contra Fund II:
2002                                          0.73 to 0.74                 0.40              1.20 to 1.55           -11.01 to -10.69
2001                                          0.82 to 0.83                 0.04              1.35 to 1.77           -14.00 to -13.64
Fidelity Index 500 II:
2002                                          0.60 to 0.61                 0.93               1.20 to 1.55          -23.65 to -23.38
2001                                          0.79 to 0.80                 0.31               1.35 to 1.77          -13.85 to -13.49
Fidelity Growth Opportunities II:
2002                                                 0.57                  0.76                1.20 to 1.55         -23.22 to -22.95
2001                                                 0.74                    --                1.35 to 1.77        -16.14 to -15.78
Fidelity MidCap II:
2002                                                 0.92                  0.55                1.20 to 1.55         -11.43 to -11.11
2001                                         1.03 to 1.04                     --               1.35 to 1.77             3.31 to 3.59
Invesco Dynamics:
2002                                                 0.55                    --                1.20 to 1.55         -32.96 to -32.72
2001                                                  0.81                   --                1.35 to 1.77         -18.92 to -18.70
Invesco Health Sciences:
2002                                                  0.76                   --                1.20 to 1.55        -25.72 to -25.45
2001                                          1.02 to 1.03                 1.00                1.35 to 1.77            2.22 to 2.50
Invesco Technology:
2002                                                 0.37                    --                1.20 to 1.55         -47.67 to -47.49
2001                                          0.70 to 0.71                   --                1.35 to 1.77         -29.63 to -29.43
Invesco Small Company Growth:
2002                                                  0.60                   --                1.20 to 1.55         -32.19 to -31.95
2001                                          0.87 to 0.88                   --                1.35 to 1.77        -12.76 to -12.52
Invesco Real Estate Opportunities:
2002                                                 1.08                  1.95                1.20 to 1.55             4.72 to 5.09
2001                                                 1.03                  3.05                1.35 to 1.77             2.55 to 2.83
Invesco Utilities:
2002                                                 0.56                  0.74                 1.20 to 1.55       -21.56 to -21.28
2001                                                 0.71                  1.51                 1.35 to 1.77        -29.04 to -28.85
Invesco Telecommunications:
2002                                                 0.28                   --                  1.20 to 1.55        -51.58 to -51.40
2001                                                 0.57                   --                  1.35 to 1.77       -43.29 to -43.14

                                           At December 31                      For the year ended December 31,
                                           --------------                      -------------------------------

                                          Unit Fair Value          Investment *        Expense Ratio **   Total Return ***
------------------------------------------------------------------------------------------------------------------------------------
                                         lowest to highest         Income Ratio        lowest to highest  lowest to highest

------------------------------------------------------------------------------------------------------------------------------------
Invesco Financial Services:
2002                                                $0.81                   0.93           1.20 to 1.55             -16.23 to -15.93
2001                                                 0.96                   0.99           1.35 to 1.77               -4.34 to -4.08
MFS Emerging Growth:
2002                                          0.36 to 0.79                   --            1.20 to 1.55             -34.79 to -34.56
2001                                           0.55 to 1.20                  --            1.25 to 1.77                       -34.31
MFS Capital Opportunities:
2002                                          0.47 to 0.83                   0.07           1.20 to 1.55            -30.79 to -30.53
2001                                          0.68 to 1.19                   0.01           1.25 to 1.77            -24.82 to -24.42
MFS Research:
2002                                          0.51 to 0.70                  0.30            1.20 to 1.55            -25.71 to -25.45
2001                                          0.69 to 0.94                  0.01            1.25 to 1.77            -22.35 to -22.22
MFS Investors Trust:
2002                                          0.64 to 0.71                  0.56            1.20 to 1.55            -22.19 to -21.92
2001                                          0.83 to 0.91                  0.56            1.25 to 1.77            -17.43 to -16.99
Van Eck Hard Assets:
2002                                                 0.79                   0.48            1.25                               -4.01
2001                                                 0.83                    .98            1.25                              -11.55
Van Eck Emerging Markets:
2002                                                0.72                     .21            1.25                               -4.11
2001                                                 0.76                    --
1.25                                               -3.02
AN Growth:
2002                                            0.56 to 1.49                0.55            0.95 to 1.55            -28.74 to -28.49
2001                                            0.78 to 2.08                1.00            0.95 to 1.77            -17.58 to -17.49
AN Equity Income:
2002                                            0.76 to 2.03                1.45            0.95 to 1.55            -15.48 to -15.17
2001                                            0.90 to 2.39                3.72            0.95 to 1.77            -14.79 to -13.45
AN Balanced:
2002                                           0.85 to 1.64                 3.69            0.95 to 1.55              -8.09 to -7.76
2001                                         0.92 to 1.78                   3.28            0.95 to 1.77              -6.52 to -6.26
AN Money Market:
2002                                           1.02 to 1.23                 0.95            1.20 to 1.55              -0.58 to -0.23
2001                                            1.03 to 1.24                2.33            1.25 to 1.77                1.27 to 1.42
AN Government Bond:
2002                                            1.15 to 1.18                6.86            1.20 to 1.55                6.53 to 6.91
2001                                             1.07 to 1.11              26.18            1.25 to 1.77                5.42 to 6.00
AN High Yield Bond:
2002                                             0.94 to 0.96               8.40            1.20 to 1.55              -4.31 to -3.95
2001                                              0.98 to 1.00             14.23            1.25 to 1.77              -1.29 to -0.73
AN Small-Cap/Mid-Cap:
2002                                               0.12 to 0.13               --            1.20 to 1.55            -57.34 to -57.20
2001                                               0.28 to 0.30               --            1.35 to 1.77            -55.34 to -55.16
AN International Stock:
2002                                               0.51 to 0.66            1.43             1.20 to 1.55           -20.55 to -20.04
2001                                               0.64 to 0.82            0.81             1.35 to 1.77            -24.60 to -24.28
T. Rowe Price Equity Income:
2002                                                0.90 to 1.06           1.90             1.20 to 1.55            -14.48 to -14.17
2001                                                1.05 to 1.24           2.36             1.25 to 1.77              -1.53 to -0.21
T. Rowe Price International Stock:
2002                                                0.53 to 0.75           1.10             1.20 to 1.55           -19.57 to -19.28
2001                                                0.65 to 0.93           1.78             1.25 to 1.77           -23.58 to -23.17
T. Rowe Price Limited-Term Bond:
2002                                                 1.14 to 1.26          4.88             1.20 to 1.55               3.75 to 4.22
2001                                                 1.10 to 1.21          5.92             1.25 to 1.77               6.50 to 7.08
T. Rowe Price Mid-Cap Growth:
2002                                                 0.76 to 1.20            --             1.20 to 1.55           -22.48 to -22.20
2001                                                 0.98 to 1.54            --             1.35 to 1.77             -2.66 to -2.25
Lazard Retirement Small Cap:
2002                                                         1.14           0.43            1.25                             -18.67
2001                                                         1.41           0.31            1.25                              17.18



                                           At December 31                      For the year ended December 31,
                                           --------------                      -------------------------------

                                          Unit Fair Value          Investment *        Expense Ratio **   Total Return ***
------------------------------------------------------------------------------------------------------------------------------------
                                         lowest to highest         Income Ratio        lowest to highest  lowest to highest

------------------------------------------------------------------------------------------------------------------------------------
Lazard Emerging Markets:
------------------------------------------------------------------------------------------------------------------------------------
2002                                              $0.80                    0.51            1.25                               -2.65
2001                                               0.82                    0.43            1.25                               -6.23


* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account.


                    Consent of Independent Public Accountants

The Board Of Directors of American National Insurance Company and the Policy Owners of American National Variable Annuity Separate Account:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus in connection with the registration on Form N-4. The audit report covering the December 31, 2002 consolidated financial statements of American National Insurance Company and subsidiaries refers to the Company's change in accounting method for goodwill during 2002.

Houston, Texas
April 28, 2003.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
  CONSOLIDATED STATEMENTS OF INCOME
  (In thousands, except for per share data)


                                                                              2002           2001           2000

------------------------------------------------------------------------------------------------------------------------------------
  PREMIUMS AND OTHER REVENUE
     Premiums:
         Life.............................................................   $  337,100 $  323,603   $301,440
         Annuity..........................................................       33,596    35,773     55,504
         Accident and health..............................................      408,430    415,124    404,973
         Property and casualty............................................      861,696    666,823    426,786
         Other policy revenues............................................      106,372    104,680    103,323
         Net investment income............................................      563,510    529,146    479,089
         Realized gains (losses) on investments...........................      (131,095)    6,545     22,571
         Other income.....................................................       61,734     52,687     40,795

------------------------------------------------------------------------------------------------------------------------------------
         Total revenues...................................................    2,241,343    2,134,381  1,834,481

------------------------------------------------------------------------------------------------------------------------------------
  BENEFITS AND EXPENSES Death and other benefits:
         Life.............................................................      242,189    240,724    218,652
         Annuity..........................................................       53,688    55,196     53,180
         Accident and health..............................................      305,532    332,371    316,965
         Property and casualty............................................      719,016    574,610    374,671
     Increase in liability for future policy benefits:
         Life.............................................................       31,132    23,983     15,539
         Annuity..........................................................        (1,588)       2,870     18,991
         Accident and health..............................................        9,069    28,196     2,127
     Interest credited to policy account balances.........................      166,515    130,551    107,358
     Commissions for acquiring and servicing policies.....................      343,096    296,119    256,146
     Other operating costs and expenses...................................      342,870    306,867    222,458
     Decrease (increase) in deferred policy acquisition costs.............       (43,606)  (15,25       7,807
     Taxes, licenses and fees.............................................       38,536    46,975      36,694

------------------------------------------------------------------------------------------------------------------------------------
         Total benefits and expenses......................................    2,206,449    2,023,208  1,630,588

------------------------------------------------------------------------------------------------------------------------------------
  Income from operations before equity in earnings of
     Unconsolidated affiliates and federal income taxes...................       34,894    111,173    203,893
  Equity in earnings (losses) of unconsolidated affiliates................        (8,059)       (6,054)         3,049
  Income from operations before federal income taxes......................       26,835    105,119    206,942

  Provision (benefit) for federal income taxes
     Current..............................................................       40,940    56,708     83,255
     Deferred.............................................................       (30,960)      (16,520)       (16,487)

------------------------------------------------------------------------------------------------------------------------------------
  Net income..............................................................   $   16,855 $  64,931    $140,174

------------------------------------------------------------------------------------------------------------------------------------

  Net income per common share - basic & diluted...........................   $     0.64 $  2.45      $5.29

------------------------------------------------------------------------------------------------------------------------------------


  See accompanying notes to consolidated financial statements.

  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
  (In thousands)

                                                                                             December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 2002                2001

------------------------------------------------------------------------------------------------------------------------------------
  ASSETS
     Investments, other than investments in unconsolidated affiliates Debt securities:
              Bonds held-to-maturity, at amortized cost.......................    $  4,497,025 $     3,811,582
              Bonds available-for-sale, at market.............................       1,532,137       1,578,184
     Marketable equity securities, at market:
              Preferred stocks................................................          47,385       50,441
              Common stocks...................................................         758,298       889,092
     Mortgage loans on real estate............................................       1,023,564       1,007,993
              Policy loans....................................................         328,099       324,545
              Investment real estate, net of
                  accumulated depreciation of $115,110 and $132,873...........         216,882       233,069
         Short-term investments...............................................         435,463       255,476
         Other invested assets................................................         161,943       129,398

------------------------------------------------------------------------------------------------------------------------------------
              Total investments...............................................       9,000,796       8,279,780
     Cash     ................................................................         195,916       188,043
     Investments in unconsolidated affiliates.................................         174,245       173,878
     Accrued investment income................................................         135,997       125,781
     Reinsurance ceded receivables............................................         646,243       645,460
     Prepaid reinsurance premiums.............................................         198,636       173,346
     Premiums due and other receivables.......................................         261,993       214,586
     Deferred policy acquisition costs........................................         874,495       829,216
     Property and equipment, net..............................................          79,422       73,932
     Other assets.............................................................         274,404       243,507
     Separate account assets..................................................         297,025       310,608

------------------------------------------------------------------------------------------------------------------------------------
              Total assets....................................................    $ 12,139,172 $     11,258,137

------------------------------------------------------------------------------------------------------------------------------------

  LIABILITIES
     Policyholder funds
         Future policy benefits:
              Life............................................................    $  2,207,561 $     2,160,613
              Annuity.........................................................         209,452       216,627
              Accident and health.............................................         114,211       104,913
         Policy account balances..............................................       3,578,568       2,849,458
         Policy and contract claims...........................................       1,295,196       1,226,588
         Other policyholder funds.............................................       1,062,225       958,156

------------------------------------------------------------------------------------------------------------------------------------
              Total policyholder liabilities..................................       8,467,213       7,516,355
     Current federal income taxes.............................................          (47,346)           (25,649)
     Deferred federal income taxes............................................          47,710       79,665
     Notes payable............................................................         204,128       204,443
     Other liabilities........................................................         287,731       234,124
     Minority interests in subsidiaries.......................................           8,982       2,252
     Separate account liabilities.............................................         297,025       310,608
------------------------------------------------------------------------------------------------------------------------------------
              Total liabilities...............................................       9,265,443       8,321,798

-----------------------------------------------------------------------------------------------------------------------------------
  STOCKHOLDERS' EQUITY
     Capital stock............................................................          30,832       30,832
     Additional paid-in capital...............................................           7,841       2,947
     Accumulated other comprehensive income...................................          74,668       75,940
     Retained earnings........................................................       2,869,259       2,931,218
     Treasury stock, at cost..................................................          (99,097)          (100,891)
     Restricted stock.........................................................           (9,774)            (3,707)

------------------------------------------------------------------------------------------------------------------------------------
              Total stockholders' equity......................................       2,873,729       2,936,339

------------------------------------------------------------------------------------------------------------------------------------
              Total liabilities and stockholders' equity......................    $ 12,139,172 $     11,258,137

------------------------------------------------------------------------------------------------------------------------------------


  See accompanying notes to consolidated financial statements.

  CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (In thousands, except for per share data)

                                                                                2002           2001           2000

------------------------------------------------------------------------------------------------------------------------------------
  Common
  Stock               Balance at beginning and end of year...............    $   30,832 $  30,832    $30,832

------------------------------------------------------------------------------------------------------------------------------------
  Additional          Balance at beginning of year.......................         2,947         2,850            211
  Paid-In Capital     Issuance of treasury shares as restricted stock....         4,894            97          2,639

------------------------------------------------------------------------------------------------------------------------------------
                      Balance at end of year.............................         7,841         2,947          2,850

------------------------------------------------------------------------------------------------------------------------------------
  Accumulated         Balance at beginning of year.......................        75,940    150,402           254,820
  Other               Change in unrealized gains on marketable securities, net  ( 1,660)   (70,150)         (104,313)
  Comprehensive       Foreign exchange adjustments.......................          (493)        (4)             (105)
  Income              Change in fair value of interest rate swap.........          3,087    (4,308)               --
                      Minimum pension liability adjustment...............         (2,206)       --                --

------------------------------------------------------------------------------------------------------------------------------------
                      Balance at end of year.............................        74,668     75,940            150,402

------------------------------------------------------------------------------------------------------------------------------------
  Retained            Balance at beginning of year.......................      2,931,218     2,944,453     2,880,010
  Earnings            Net income.........................................         16,855        64,931       140,174
                      Cash dividends to common stockholders
                         ($2.96, $2.92, $2.86 per share).................        (78,726)      (77,585)       (75,731)
Cash  dividends to minority stockholders of subsidiaries.....................        (88)         (226)            --
                      Redemption premium on subsidiary preferred stock...           --          (  355)            --

------------------------------------------------------------------------------------------------------------------------------------
                      Balance at end of year.............................     2,869,259    2,931,218  2,944,453

------------------------------------------------------------------------------------------------------------------------------------
  Treasury            Balance at beginning of year.......................       (100,891)     (100,862)      (102,727)
  Stock               Net issuance (redemption) of restricted stock......         1,794    (29       )    1,865

------------------------------------------------------------------------------------------------------------------------------------
                      Balance at end of year.............................        (99,097)     (100,891)      (100,862)

------------------------------------------------------------------------------------------------------------------------------------
  Restricted          Balance at beginning of year.......................         (3,707)            (4,018)        -
  Stock               Net issuance of restricted stock...................         (6,688)          (31)        (4,504)
                      Amortization of restrictions.......................            621          342     486

------------------------------------------------------------------------------------------------------------------------------------
                      Balance at end of year.............................         (9,774)       (3,707)             (4,018)

------------------------------------------------------------------------------------------------------------------------------------
  Stockholders'
  Equity              Balance at end of year.............................    $2,873,729 $  2,936,339 $3,023,657

------------------------------------------------------------------------------------------------------------------------------------


  See accompanying notes to consolidated financial statements.

  CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
  (In thousands)

                                                                                2002           2001           2000

------------------------------------------------------------------------------------------------------------------------------------
  Net income  ...........................................................    $   16,855 $  64,931     $   140,174

------------------------------------------------------------------------------------------------------------------------------------
  Other comprehensive income.............................................
     Change in unrealized gains on marketable securities, net............         (1,660)      (70,150)      (104,313)
     Foreign exchange adjustments........................................           (493)           (4)          (105)
     Change in fair value of interest rate swap..........................         3,087          (4,308)          --
     Minimum pension liability adjustment................................         (2,206)           --            --

------------------------------------------------------------------------------------------------------------------------------------
         Total...........................................................           (1,272)    (74,462)      (104,418)

------------------------------------------------------------------------------------------------------------------------------------
  Comprehensive income (loss)............................................    $   15,583 $  (9,531    )$   35,756

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

  See accompanying notes to consolidated financial statements.

  CONSOLIDATED STATEMENTS OF CASH FLOWS
  (In thousands)

                                                                                2002           2001           2000

-----------------------------------------------------------------------------------------------------------------------------------
  OPERATING ACTIVITIES
     Net income...........................................................   $   16,855    $  64,931        $140,174
     Adjustments to reconcile net income to net cash provided by operating activities:
         Increase in liabilities for policyholders' funds.................      221,748    607,666          298,026
         Charges to policy account balances...............................       (58,769)  (146,207)      (100,422
         Interest credited to policy account balances.....................      166,515    130,551          107,358
         Deferral of policy acquisition costs.............................      (260,013)  (251,765)      (229,171)
         Amortization of deferred policy acquisition costs................      216,231    184,089          236,789
         Deferred federal income tax benefit..............................       (30,960)  (16,520)       (16,487)
         Depreciation.....................................................       26,621    25,216           21,564
         Accrual and amortization of discounts and premiums...............       (15,233)  (22,762)        (17,319)
         Amortization of goodwill.........................................            --      3,100             --
         Loss (gain) from sale, disposal or impairment of investments, net        131,095   (33,217)      (22,571)
         Equity in earnings of unconsolidated affiliates..................        8,059    6,054           (3,049)
         Increase in premiums receivable..................................       (47,407)       (9,800)       (55,515)
         Decrease (increase) in accrued investment income.................       (10,216)       (1,380)        2,588
         Capitalization of interest on policy and mortgage loans..........       (16,386)      (15,654)       (14,395)
         Other changes, net...............................................       (40,806)     (188,055)      (152,092)

------------------------------------------------------------------------------------------------------------------------------------
              Net cash provided by operating activities...................      307,334      336,247        195,478

------------------------------------------------------------------------------------------------------------------------------------
  INVESTING ACTIVITIES
     Proceeds from sale or maturity of investments:
         Bonds............................................................      885,419    396,344          243,016
         Stocks...........................................................       99,960    165,615          198,901
         Real estate......................................................       20,079    9,163             18,766
         Other invested assets............................................       34,332    16,160            18,146
     Principal payments received on:
         Mortgage loans...................................................      109,312    154,012            89,585
         Policy loans.....................................................       38,216    9,092              36,940
     Purchases of investments:
         Bonds............................................................      (1,463,876) (583,203)          (99,701)
         Stocks...........................................................      (137,685)   (322,276)         (143,828)
         Real estate......................................................       (17,790)    (11,741)         (2,039)
         Mortgage loans...................................................      (112,954)    (49,828)        (34,095)
         Policy loans.....................................................       (26,199)       7,815         (24,217)
         Other invested assets............................................       (69,249)      (69,388)       (99,023)
     Increase in short-term investments, net..............................      (179,987)     (114,958)       (45,166)
     Increase in investment in unconsolidated affiliates, net.............          (367)      (21,703)       (38,857)
     Payment for acquisition of subsidiary, net of cash acquired..........            --      (245,418)            --
     Increase in property and equipment, net..............................       (20,907)      (17,953)       (12,291)

------------------------------------------------------------------------------------------------------------------------------------
              Net cash provided by (used in) investing activities.........      (841,696)     (678,267)      106,137

------------------------------------------------------------------------------------------------------------------------------------
  FINANCING ACTIVITIES
     Policyholders' deposits to policy account balances...................      914,343        587,685        324,881
     Policyholders' withdrawals from policy account balances..............      (292,979)     (341,039)      (408,356)
     Increase (decrease) in notes payable.................................          (315)     204,443               --
     Dividends to stockholders............................................       (78,814)      (77,811)       (75,731)

------------------------------------------------------------------------------------------------------------------------------------
              Net cash provided by (used in) financing activities.........      542,235         373,278    (159,206)
------------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN CASH.........................................        7,873          31,258     142,409
     Cash:
         Beginning of the year............................................      188,043          156,785    14,376

-----------------------------------------------------------------------------------------------------------------------------------
         End of the year..................................................   $  195,916 $        188,043   $156,785

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

  See accompanying notes to consolidated financial statements.

(1) NATURE OF OPERATIONS
American National Insurance Company and its consolidated subsidiaries (collectively "American National") operate primarily in the insurance industry. Operating on a multiple line basis, American National offers a broad line of insurance coverages, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through non-insurance subsidiaries, American National offers mutual funds and invests in real estate. The majority (99%) of revenues is generated by the insurance business. Business is conducted in all states, as well as Puerto Rico, Guam and American Samoa. American National is also authorized to sell its products to American military personnel in Western Europe and, through subsidiaries, business is conducted in Mexico. Various distribution systems are utilized, including home service, multiple line ordinary, group brokerage, credit, independent third party marketing organizations and direct sales to the public.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES
Principles of consolidation and basis of presentation--The consolidated financial statements include the accounts of American National Insurance Company and its subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

The consolidated financial statements have been prepared on the basis of Generally Accepted Accounting Principles (GAAP) as defined in the United States of America. GAAP for insurance companies differs from the basis of accounting followed in reporting to insurance regulatory authorities. (See Note 16.)

Certain reclassifications have been made to the 2000 and 2001 financial information to conform to the 2002 presentation.

Use of estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Accounting changes
Accounting for derivative instruments--FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by FAS No. 137 and FAS No. 138, is effective for all quarters beginning after June 15, 2000. This statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The statement requires that entities recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. American National adopted FAS No. 133, as amended, on January 1, 2001. The adoption of FAS No. 133 did not have a significant effect on American National's financial position or results from operations. However, in conjunction with the adoption of FAS No. 133 in 2001, American National reclassified bonds with an amortized value of $286,726,000 from held-to-maturity to available-for-sale. This reclassification resulted in an addition to unrealized losses of $3,976,000 at the time of the reclassification.

Business combinations--FAS No. 141, "Business Combinations" is effective for all business combinations initiated after June 30, 2001. This statement establishes the purchase method as the only allowable way to account for business combinations. The statement also establishes the criteria for identifying and initially recognizing goodwill associated with a business combination. American National adopted FAS No. 141 on July 1, 2001. The adoption of FAS No. 141 did not have a significant effect on American National's financial position or results from operations.

Goodwill and other intangible assets--FAS No. 142, "Goodwill and Other Intangible Assets" is effective for years beginning after December 15, 2001. This statement addresses the initial recognition and measurement of intangible assets that were not acquired as part of a business combination. The statement also addresses the subsequent accounting and measurement of goodwill and intangible assets regardless of how they were acquired. The statement eliminates the expensing of goodwill on a routine periodic basis and establishes an annual valuation approach for intangible assets without a finite life. American National adopted FAS No. 142 on January 1, 2002. The only goodwill which American National has is the amount associated with the acquisition of Farm Family Holdings, Inc. (see Note 14.)

Guarantees to others--In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, an interpretation of FASB Statements No. 5, 57 and 107 and a rescission of FASB Interpretation No. 34." This Interpretation elaborates on the disclosures to be made by a guarantor in its interim and annual financial statements about its obligations under guarantees issued. The Interpretation also clarifies that a guarantor is required to recognize, at inception of a guarantee, a liability for the fair value of the obligation undertaken. The initial recognition and measurement provisions of the Interpretation are applicable to guarantees issued or modified after December 31, 2002 and are not expected to have a material effect on American National's financial statements. The disclosure requirements are effective for financial statements of interim or annual periods ending after December 15, 2002, and are included in the notes to these consolidated financial statements.

Investments
Marketable securities
     Debt securities--Bonds that are intended to be held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National's ability and intent to hold these securities until maturity.

     Bonds held as available-for-sale are carried at market.

     Preferred stocks--All preferred stocks are classified as available-for-sale and are carried at market.

     Common stocks-- All common stocks are classified as available-for-sale and are carried at market.

     Unrealized gains--For all investments carried at market, the unrealized gains or losses (differences between amortized cost and market value), net of applicable federal income taxes, are reflected in stockholders' equity as a component of accumulated other comprehensive income.

     Impairments--All marketable securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline, and the financial health of and specific prospects for the issuer. Losses that are determined to be other than temporary are recognized in current period income as a realized loss.

Mortgage loans--Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments.

The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are those which, based on current information and events, it is probable that American National will be unable to collect all amounts due, according to the contractual terms of the loan agreement.

Policy loans--Policy loans are carried at cost.

Investment real estate--Investment real estate is carried at cost, less allowance for depreciation and valuation impairments. Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods.

American National's real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established.

Short-term investments--Short-term investments (primarily commercial paper) are carried at amortized cost.

Other invested assets--Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures used for investment real estate.

Investment valuation allowances--Investment valuation allowances are established for impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of asset. The increase in the valuation allowances is reflected in current period income as a realized loss.

Management believes that the valuation allowances are adequate. However, it is possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.

Cash and cash equivalents
American National considers cash on-hand and in-banks plus amounts invested in money market funds as cash for purposes of the consolidated statements of cash flows.

Investments in unconsolidated affiliates
These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

Property and equipment
These assets consist of buildings occupied by the companies, electronic data processing equipment, and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

Foreign currencies
Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to other accumulated comprehensive income.

Insurance specific assets and liabilities
Deferred policy acquisition costs--Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent year commissions that are in excess of ultimate level commission rates.

The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated stockholders' equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

Future policy benefits--For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the companies' experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

Recognition of premium revenue and policy benefits
Traditional ordinary life and health--Life and accident and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Annuities--Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the deposits received plus accumulated interest less applicable accumulated administrative fees.

Universal life and single premium whole life--Revenues from universal life policies and single premium whole-life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

Property and casualty--Property and casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation. Management believes that American National's reserves have been appropriately calculated, based on available information as of December 31, 2002. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.

Participating insurance policies
A portion of the life insurance portfolio is written on a participating basis. Participating business comprised approximately 8.0% of the life insurance in force at December 31, 2002 and 14.3% of life and annuity premiums in 2002. Of the total participating business, 70.5% was written by Farm Family Life Insurance Company (Farm Family Life). For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders except for the stockholders' share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in force. Participating policyholders' interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses), net of tax.

Federal income taxes
American National and its eligible subsidiaries will file a consolidated life/non-life federal income tax return for 2002. Certain subsidiaries which are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return. Separate provisions for income taxes have been determined for these entities.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Stock-based compensation
American National uses the fair value method to account for stock-based compensation.

Separate account assets and liabilities
The separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. The investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of American National. The assets of these accounts are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in these consolidated financial statements.



(3) INVESTMENTS
The amortized cost and estimated market values of investments in held-to-maturity and available-for-sale securities are shown below (in thousands).

                                                                             Gross             Gross          Estimated
                                                         Amortized        Unrealized        Unrealized         Market
  December 31, 2002                                        Cost              Gains            Losses            Value

------------------------------------------------------------------------------------------------------------------------------------
  Debt securities:
     Bonds held-to-maturity:
         U. S. Government and agencies..............    $  68,303         $    2,955       $     --  $       71,258
         States, and political subdivisions.........      208,743            10,427               (21)         219,149
         Foreign governments........................       25,642             1,014                --           26,656
         Public utilities...........................      825,823            55,318              (153)         880,988
         All other corporate bonds..................    2,978,573           243,184            (6,572)       3,215,185
         Mortgage-backed securities.................      389,941            18,812              (202)         408,551

------------------------------------------------------------------------------------------------------------------------------------
               Total bonds held-to-maturity.........    4,497,025           331,710            (6,948)        4,821,787

------------------------------------------------------------------------------------------------------------------------------------
     Bonds available-for-sale:
         U. S. Government and agencies..............       20,895             1,511               --         22,406
         States, and political subdivisions.........       95,030             4,862               --         99,892
         Foreign governments........................       14,855             1,357               --         16,212
         Public utilities...........................      457,072            18,983           (15,490)         460,565
         All other corporate bonds..................      780,817            49,641            (7,977)         822,481
         Mortgage-backed securities.................      109,623               958               --         110,581

------------------------------------------------------------------------------------------------------------------------------------
              Total bonds available-for-sale........    1,478,292            77,312           (23,467)       1,532,137

------------------------------------------------------------------------------------------------------------------------------------
         Total debt securities......................    5,975,317           409,022           (30,415)       6,353,924

------------------------------------------------------------------------------------------------------------------------------------
  Marketable equity securities:
         Preferred stock............................       47,401               916              (932)          47,385
         Common stock...............................      681,883           145,128           (68,713)         758,298

------------------------------------------------------------------------------------------------------------------------------------
         Total marketable equity securities.........      729,284           146,044           (69,645)         805,683

------------------------------------------------------------------------------------------------------------------------------------
  Total investments in securities...................    $6,704,601        $  555,066       $ (100,060)       $7,159,607

------------------------------------------------------------------------------------------------------------------------------------


  December 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
  Debt securities:
     Bonds held-to-maturity:
         U. S. Government and agencies..............    $   43,830        $    1,258       $      (74)       $   45,014
         States and political subdivisions..........       209,731             2,145           (1,266)          210,610
         Foreign governments........................        44,175               935               --            45,110
         Public utilities...........................       973,502            32,921           (2,891)        1,003,532
         All other corporate bonds..................     2,400,679            94,247           (8,457)        2,486,469
         Mortgage-backed securities.................       139,665             6,952             (124)          146,493

------------------------------------------------------------------------------------------------------------------------------------
              Total bonds held-to-maturity..........     3,811,582           138,458          (12,812)        3,937,228

------------------------------------------------------------------------------------------------------------------------------------
     Bonds available-for-sale:
         U. S. Government and agencies..............        22,565             1,044              (62)           23,547
         States and political subdivisions..........        97,420               417             (673)           97,164
         Foreign governments........................        14,765             1,538               --            16,303
         Public utilities...........................       390,847            10,303           (7,811)          393,339
         All other corporate bonds..................       890,397            35,364          (27,442)          898,319
         Mortgage-backed securities.................       147,542             2,631             (661)          149,512

------------------------------------------------------------------------------------------------------------------------------------
              Total bonds available-for-sale........     1,563,536            51,297          (36,649)        1,578,184

------------------------------------------------------------------------------------------------------------------------------------
         Total debt securities......................     5,375,118           189,755          (49,461)        5,515,412

------------------------------------------------------------------------------------------------------------------------------------
  Marketable equity securities
         Preferred stock............................        49,405             1,706             (670)           50,441
         Common stock...............................       769,306           235,737         (115,951)          889,092

------------------------------------------------------------------------------------------------------------------------------------
         Total marketable equity securities.........       818,711           237,443         (116,621)          939,533

------------------------------------------------------------------------------------------------------------------------------------
  Total investments in securities...................    $6,193,829        $  427,198       $ (166,082)       $6,454,945

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Debt Securities--The amortized cost and estimated market value, by contractual maturity of debt securities at December 31, 2002, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   Bonds-Held-to-Maturity            Bonds-Available-for-Sale
-
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Estimated                       Estimated
------------------------------------------------------------------------------------------------------------------------------------
                                                 Amortized        Market            Amortized     Market
                                                   Cost            Value              Cost         Value
  Due in one year or less.................      $ 351,311     $   355,888         $    94,378  $    98,827
  Due after one year through five years...      1,663,699      1,801,440             794,432       830,640
  Due after five years through ten years..      1,548,777      1,682,512             287,577       300,724
  Due after ten years.....................        516,040        545,652             268,859       268,943

------------------------------------------------------------------------------------------------------------------------------------
                                                4,079,827      4,385,492           1,445,246    1,499,134
  Without single maturity date............        417,198        436,295              33,046        33,003

------------------------------------------------------------------------------------------------------------------------------------
                                               $4,497,025     $4,821,787          $1,478,292   $ 1,532,137

------------------------------------------------------------------------------------------------------------------------------------



Available-for-sale securities are sold throughout the year for various reasons. Additionally, both available-for-sale securities and held-to-maturity securities are called or otherwise redeemed by the issuer. Proceeds from the disposals of these securities, with the gains and losses realized, are shown below (in thousands).

                                                                   2002             2001              2000

------------------------------------------------------------------------------------------------------------------------------------
  Proceeds from sales of available-for-sale securities.       $   218,364       $   243,096       $  234,477
  Gross gains realized.................................            29,549            49,033           68,605
  Gross losses realized................................            31,119            11,708           48,761

  Proceeds from bonds called or otherwise redeemed by the issuer:$ 519,635         $ 184,404        $ 125,271
  Gross gains realized.................................             2,154               676              379
  Gross losses realized................................               355               205               --

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------


In 2002, securities with an amortized cost of $173,145,000 were transferred from held-to-maturity to available-for-sale due to evidence of significant deterioration in the issuers' creditworthiness. An unrealized loss of $21,281,000 was established at the time of the transfer. Additionally, in 2002 held-to-maturity securities with an amortized cost of $170,311,000 were sold to maintain American National's credit risk policy. Proceeds from ultimate sales of these bonds totaled $178,769,000 with net realized gains of $8,458,000.

In 2001, securities with an amortized cost of $98,014,000 were transferred from held-to-maturity to available-to-sale due to evidence of significant deterioration in the issuer's creditworthiness. An unrealized loss of $10,191,000 was established at the time of the transfer.

In 2000, included in the proceeds from sales of available-for-sale securities was $8,893,000 from the sale of bonds that had been reclassified from bonds held-to-maturity. The bonds had been reclassified due to evidence of significant deterioration in the issuer's creditworthiness. The net loss from the sale of these bonds was $7,941,000.

All gains and losses were determined using specific identification of the securities sold.

Unrealized gains on securities--Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholders' equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $42,743,000, $44,062,000 and $81,060,000 for 2002, 2001, and 2000
respectively.

The change in the net unrealized gains on investments for the years ended December 31 are summarized as shown below (in thousands).

                                                                   2002             2001              2000

------------------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale....................................   $  39,197          $ 73,091        $ (39,436)
Preferred stocks............................................       (1,052)              893             (464)
Common stocks...............................................      (43,371)         (175,345)        (117,142)
Index options...............................................           --               139             (139)
Amortization of deferred policy acquisition costs...........       1,503             (5,789)          (3,294)

------------------------------------------------------------------------------------------------------------------------------------
    ........................................................       (3,723)         (107,011)        (160,475)
Provision for federal income taxes.........................        1,319             36,998           56,162

------------------------------------------------------------------------------------------------------------------------------------
    ........................................................   $   (2,404)       $  (70,013)     $  (104,313)
Change in unrealized gains of
    attributable to participating policyholders' interest...         744               (137)       --

------------------------------------------------------------------------------------------------------------------------------------
Total.......................................................   $   (1,660)       $  (70,150)      $ (104,313)

------------------------------------------------------------------------------------------------------------------------------------

Mortgage loans--In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of December 31, 2002, mortgage loans have fixed rates from 6.00% to 12.00% and variable rates from 2.29% to 9.15%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 3 months to 33 years.

American National has investments in first lien mortgage loans on real estate with carried values of $1,023,564,000 and $1,007,993,000 at December 31, 2002
and 2001, respectively. Problem loans, on which valuation allowances were established, totaled $20,330,000 and $65,875,000 at December 31, 2002 and 2001,
respectively. The valuation allowances on those loans totaled $3,766,000 and $8,211,000 at December 31, 2002 and 2001, respectively.

Policy loans--All of the Company's policy loans carried interest rates ranging from 5% to 8% at December 31, 2002.

Investment income and realized gains (losses)--Investment income and realized gains (losses) on investments, before federal income taxes, for the years ended December 31 are summarized as follows (in thousands).

                                                                                                 Gains (Losses)
                                                       Investment Income                         on Investments

------------------------------------------------------------------------------------------------------------------------------------
                                                2002         2001         2000          2002       2001       2000

------------------------------------------------------------------------------------------------------------------------------------
  Bonds..................................   $ 394,461  $  360,907     $322,204       $(8,462)  $(25,788)  $ (17,759)
  Preferred stocks.......................       3,022     2,067          1,879           153       (298)       (36)
  Common stocks..........................      20,038     19,363        14,802       (123,352)   37,209      38,018
  Mortgage loans.........................      86,143     86,768        94,287       (3,811)       (233)     (7,874)
  Real estate............................      74,555     75,485        71,613          473        1 ,196     3,848
  Other invested assets..................       47,649    48,709        37,832          (64)         398      (2,015)
  Investment in unconsolidated affiliates           --        --           --           --          1,288         --

------------------------------------------------------------------------------------------------------------------------------------
                                              625,868     593,299      542,617      (135,063)      13,772      14,182

------------------------------------------------------------------------------------------------------------------------------------
  Investment expenses....................      (62,358)     (64,153)     (63,528)          --           --
  Decrease (increase) in valuation allowances    --           --          --            3,968     (7,227)      8,389

------------------------------------------------------------------------------------------------------------------------------------
                                            $ 563,510     $529,146      $479,089     $(131,095)    $6,545    $22,571

------------------------------------------------------------------------------------------------------------------------------------


Included in the realized losses are markdowns of available-for-sale securities due to other than temporary declines in the value of the securities. The markdowns totaled $139,672,000 in 2002 and $26,672,000 in 2001. There were no other than temporary markdowns in 2000.

 (4) CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS
American National employs a strategy to invest funds at the highest return possible commensurate with sound and prudent underwriting practices to ensure a well-diversified investment portfolio.

Bonds:
Management believes American National's bond portfolio is of investment grade and is diversified. The bond portfolio distributed by quality rating at December 31 is summarized as follows.

Common stock:
                          2002   2001
-------------------------------------------------------------------------------
  AAA....................  13%     8%
  AA.....................   6%    11%
  A......................  42%    43%
  BBB....................  29%    26%
  BB.....................   4%     4%
  Below BB...............   6%     8%

------------------------------------------------------------------------------
                           100%   100%

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

American National's stock portfolio by market sector distribution at December 31 is summarized as follows.

                          2002   2001
-------------------------------------------------------------------------------
  Materials..............   3%     3%
  Industrials............   9%     8%
  Consumer goods.........  20%    19%
  Energy & utilities.....  11%    10%
  Financials.............  25%    23%
  Information technology.  10%    11%
  Health care............  11%    12%
  Communications.........   4%     8%
  Mutual funds...........   7%     6%

-------------------------------------------------------------------------------
                          100%   100%

-------------------------------------------------------------------------------


Mortgage loans and investment real estate:
American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at December 31 are summarized as follows.

                                Mortgage       Investment
                                  Loans        Real Estate
-------------------------------------------------------------------------------

------------------------------------------------------------------------------
                               2002  2001      2002  2001
------------------------------------------------------------------------------
  Office buildings..........    16%   17%       12%    15%
  Shopping centers..........    43%   43%       40%    41%
  Commercial................     4%    4%        2%     2%
  Apartments................     0%    2%        4%     3%
  Hotels/Motels.............    11%   11%       12%    12%
  Industrial................    20%   17%       22%    22%
  Other.....................     6%    6%        8%     5%

--------------------------------------------------------------------------------
                               100%  100%      100%   100%

--------------------------------------------------------------------------------


American National has a diversified portfolio of mortgage loans and real estate properties. Mortgage loans and real estate investments by geographic distribution at December 31 are summarized as follows.

                                Mortgage       Investment
                                  Loans        Real Estate
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                               2002  2001      2002  2001
-------------------------------------------------------------------------------
  New England...............     6%    7%       --      --
  Middle Atlantic...........    15%   16%       --      --
  East North Central........     7%    7%       20%    19%
  West North Central........     2%    2%       14%    16%
  South Atlantic............    21%   21%        6%     7%
  East South Central........     2%    1%       14%    13%
  West South Central........    31%   29%       37%    36%
  Mountain..................     5%    5%        3%     3%
  Pacific...................    11%   12%        6%     6%

------------------------------------------------------------------------------
                               100%  100%      100%   100%

-------------------------------------------------------------------------------


(5) FAIR VALUE OF FINANCIAL INSTRUMENTS
Estimated market values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange, or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies could have a material effect on the estimated market values.

Debt securities:
The estimated market values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

Marketable equity securities:
Market values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

Mortgage loans:
The market value for mortgage loans is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans. Loans with similar characteristics are aggregated for purposes of the analyses.

Policy loans:
The carrying amount for policy loans approximates their market value.

Short-term investments:
The carrying amount for short-term investments approximates their market value.

Investment contracts:
The market value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies' current interest rates on new products. The carrying value for these contracts approximates their market value.

Notes payable:
The carrying amount for notes payable approximates their market value as such debt is primarily floating rate.

Interest rate swap:
The carrying amount for the interest rate swap is its market value.

Investment commitments:
American National's investment commitments are all short-term in duration, and the market value was not significant at December 31, 2002 or 2001.

Values:
The carrying amounts and estimated market values of financial instruments at December 31 are as follows (in thousands).

                                                                          2002                            2001

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Estimated                       Estimated
                                                                 Carrying       Market           Carrying       Market
                                                                  Amount         Value            Amount         Value
-----------------------------------------------------------------------------------------------------------------------------------
  Financial assets
     Bonds:
         Held-to-maturity...............................    $ 4,497,025    $  4,821,787     $  3,811,582   $ 3,937,228
         Available-for-sale.............................      1,532,137       1,532,137        1,578,184     1,578,184
     Preferred stock....................................         47,385          47,385           50,441        50,441
     Common stock.......................................        758,298         758,298          889,092       889,092
     Mortgage loans on  real estate.....................      1,023,564       1,093,241        1,007,993     1,045,659
     Policy loans.......................................        328,099         328,099          324,545       324,545
     Short-term investments.............................        435,463         435,463          255,476       255,476
  Financial liabilities
     Investment contracts...............................      2,254,076       2,254,076        1,699,373     1,699,373
     Notes payable......................................        204,128         204,128          204,443       204,443
     Interest rate swap.................................          1,880           1,880            6,627          6,627

-----------------------------------------------------------------------------------------------------------------------------------



(6) DEFERRED POLICY ACQUISITION COSTS
Deferred policy acquisition costs and premiums for the years ended December 31, 2002, 2001, and 2000 are summarized as follows (in thousands).

                                                                Life          Accident         Property
                                                             and Annuity     and Health      and Casualty        Total


-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31, 1999............................  $   635,222    $109,012       $14,562             $758,796

-----------------------------------------------------------------------------------------------------------------------------------
         Additions........................................      132,720      60,838       35,424               228,982
         Amortization.....................................      (141,591)   (63,518)     (31,680)             (236,789)
         Effect of change in unrealized gains
            on available-for-sale securities..............        (3,294)             --              --        (3,294)

-----------------------------------------------------------------------------------------------------------------------------------
      Net change..........................................       (12,165)     (2,6         3,744               (11,101)
      Acquisitions........................................          123          66          --                     189

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31, 2000............................      623,180      106,398        18,306              747,884
-----------------------------------------------------------------------------------------------------------------------------------
         Additions........................................      101,364      25,229         72,750                199,343
         Amortization.....................................       (89,751)   (25,480)        (68,858)            (184,089)
         Effect of change in unrealized gains
             on available-for-sale securities.............        (5,524)        --              --               (5,524)

-----------------------------------------------------------------------------------------------------------------------------------
      Net change..........................................        6,089      (251)             3,892                9,730
      Acquisitions........................................       52,417      5                19,180               71,602

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31, 2001............................      681,686      106,152           41,378             829,216

-----------------------------------------------------------------------------------------------------------------------------------
         Additions........................................      134,057      17,234           108,547             259,838
         Amortization.....................................       (99,077)   (21,947)          (95,208)           (216,232)
         Effect of change in unrealized gains
            on available-for-sale securities..............        1,498          --              --                 1,498

-----------------------------------------------------------------------------------------------------------------------------------
      Net change..........................................       36,478      (4,713)           13,339              45,104
      Acquisitions........................................          113          62                --                 175

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31, 2002............................  $   718,277     $101,501          $54,717             $874,495

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  2002 Premiums...........................................  $   370,696     $408,430         $861,696            $1,640,822

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  2001 Premiums...........................................  $   359,376     $415,124         $666,823             $1,441,323

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  2000 Premiums...........................................  $   356,944   $ 404,973          $426,786             $1,188,703

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.

Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements and, for the year 2001, the purchase of the Farm Family insurance companies (see Note 14).

 (7) FUTURE POLICY BENEFITS AND POLICY ACCOUNT BALANCES
Life insurance:
Assumptions used in the calculation of future policy benefits or policy account balances for individual life policies are summarized as shown in Table 12.

                                                                                                                Percentage of
      Policy                                                                                                    Future Policy
       Issue                                               Interest                                               Benefits
       Year                                                  Rate                                                 So Valued

----------------------------------------------------------------------------------------------------------------------------------
 Ordinary
   1996-2002.......................7.5% for years 1 through 5, graded to 5.5% at the end of year 25, and level thereafter   6%
   1981-1995.......................8% for years 1 through 5, graded to 6% at the end of year 25, and level thereafter      16%
   1976-1981.......................7% for years 1 through 5, graded to 5% at the end of year 25, and level thereafter      11%
   1972-1975.......................6% for years 1 through 5, graded to 4% at the end of year 25, and level thereafter       4%
   1969-1971.......................6% for years 1 through 5, graded to 3.5% at the end of year 30, and level thereafter     4%
   1962-1968.......................4.5% for years 1 through 5, graded to 3.5% at the end of year 15, and level thereafter   6%
   1948-1961.......................4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter     6%
   1947 and prior..................Statutory rates of 3% or 3.5%.....................................................       1%
   Participating Business Acquired.Level rates of 3% to 5.5%.........................................................       8%
 Industrial
   1948-1967.......................4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter     3%
   1947 and prior..................Statutory rates of 3% ............................................................       3%
 Universal Life
                               Future policy benefits for universal life are equal to the current account value.           32%

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          100%

------------------------------------------------------------------------------------------------------------------------------------


Future policy benefits for group life policies have been calculated using a level interest rate of 4%. Mortality and withdrawal assumptions are based on American National's experience.

Annuities:
Fixed annuities included in future policy benefits are calculated using a level interest rate of 6%. Mortality and withdrawal assumptions are based on American National's experience. Policy account balances for interest-sensitive annuities are equal to the current gross account balance.

Health Insurance:
Interest assumptions used for future policy benefits on health policies are calculated using a level interest rate of 6%. Morbidity and termination assumptions are based on American National's experience.

During 2001 the Company's evaluation of recoverability and reserve adequacy resulted in the establishment of premium deficiency reserves of $23,436,000. Such reserve charges include $11,087,000 related to the accident and health product line previously distributed through the Company's Multiple Line Marketing segment and $12,349,000 for the long-term care business produced by the Senior Age Marketing segment. No such charges were recorded in 2002 or 2000.



(8) LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
Activity in the liability for accident and health, and property and casualty unpaid claims and claim adjustment expenses is summarized as shown below (in thousands).

                                                  2002          2001         2000

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at January 1......................   $1,160,510   $ 517,478    $   278,198
  Balance of acquisition....................          --      221,233          --
     Less reinsurance recoverables..........     582,467      218,412          3,988

-----------------------------------------------------------------------------------------------------------------------------------
  Net beginning balance.....................     578,043      520,299       274,210

-----------------------------------------------------------------------------------------------------------------------------------
  Incurred related to:
     Current year...........................     998,604      912,133       681,794
     Prior years............................      12,927      (14,147)        6,311

-----------------------------------------------------------------------------------------------------------------------------------
  Total incurred............................   1,011,531    897,986         688,105

-----------------------------------------------------------------------------------------------------------------------------------
  Paid related to:
     Current year...........................     603,229     572,903       443,454
     Prior years............................     332,781     267,339       182,085

-----------------------------------------------------------------------------------------------------------------------------------
  Total paid................................     936,010     840,242        625,539

-----------------------------------------------------------------------------------------------------------------------------------
  Net balance at December 31................     653,564    578,043         336,776
     Plus reinsurance recoverables..........     567,114    582,467         180,702

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31....................   $1,220,678   $1,160,510    $517,478

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


The balances at December 31 are included in policy and contract claims in the consolidated statements of financial position.

(9) REINSURANCE
As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $2,341,500.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the assuming companies were to be unable to meet their obligations under any reinsurance treaties.

To minimize its exposure to significant losses from reinsurer insolvencies, American National evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. At December 31, 2002, amounts recoverable from reinsurers with a carrying value of $117,019,691 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos Islands. American National holds collateral related to these credit reinsurers totaling $87,734,742. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than 90 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

As a result of the September 11, 2001 terrorist attack on the United States, American National recognized losses (primarily on reinsurance assumed) as of December 31, 2001 totaling $239,406,000 with reinsurance in place providing coverage of $218,606,000 on those claims. During 2002 claims were paid and reinsurance recovered which reduced the amount accrued to $188,191,000 with $170,300,000 of reinsurance in place as of December 31, 2002. The net effect of the activity in 2002 was to reduce American National's ultimate net loss for this occurence by approximately $2,900,000. American National has evaluated the reinsurers providing the coverage for these claims and management believes that the net balance of all of the ceded amounts are recoverable. American National believes that the failure of any single reinsurer to meet its obligations for these claims would not have a significant effect on its financial position.


Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as follows (in thousands).

                                                                        2002              2001             2000


-----------------------------------------------------------------------------------------------------------------------------------
  Direct premiums...............................................  $  1,765,272        $    1,536,932    $   1,297,995
  Reinsurance premiums assumed from other companies.............       513,109               433,843          260,214
  Reinsurance premiums ceded to other companies.................       (637,559)            (529,452)        (369,506)

-----------------------------------------------------------------------------------------------------------------------------------
  Net premiums..................................................  $  1,640,822        $    1,441,323        $1,188,703

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  Reinsurance recoveries........................................  $    399,556        $    629,905            $256,731

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


Life insurance in force and related reinsurance amounts at December 31 are summarized as follows (in thousands).

                                                                        2002              2001             2000

-----------------------------------------------------------------------------------------------------------------------------------
  Direct life insurance in force................................  $ 55,642,502        $    53,502,696 $ 47,902,590
  Reinsurance risks assumed from other companies................       861,159                910,942      873,996

-----------------------------------------------------------------------------------------------------------------------------------
  Total life insurance in force.................................    56,503,661              54,413,638   48,776,586
  Reinsurance risks ceded to other companies....................    (16,278,521)           (14,819,652)  (12,573,404)

-----------------------------------------------------------------------------------------------------------------------------------
  Net life insurance in force...................................  $ 40,225,140          $    39,593,986 $ 36,203,182

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


(10) NOTES PAYABLE
In April 2001, a subsidiary of American National entered into a loan agreement with a bank to borrow $200,000,000. The proceeds of this loan were used in the acquisition of Farm Family Holdings, Inc.(FFH) (See Note 14). The loan called for quarterly interest payments but no principal payments were required until maturity in June 2003. The loan was secured by the stock of FFH and also partially secured by a pledge of fixed maturity investments from American National with a market value of $250,000,000. The loan carried a variable interest rate equal to the six month LIBOR rate plus 0.75%. However, at the time the loan was executed, an interest rate swap agreement was entered into that gave the loan a fixed effective interest rate of 5.58%. This loan was subsequently purchased by American National on January 8, 2003, using cash on hand, effectively retiring the loan and canceling the debt.

The interest rate swap agreement represented a hedge against fluctuations in the interest rate on the loan. The swap agreement represented an obligation with a value of approximately $1,880,000 at December 31, 2002, and $6,627,000 at December 31, 2001. These amounts are reflected in other liabilities on the consolidated statements of financial position. The change in the value of the swap agreement is reflected in stockholders' equity as a component of accumulated other comprehensive income.

At December 31, 2002 other American National subsidiaries had notes payable to third party lenders totaling $4,128,000. These notes are unsecured, have interest rates from 4.5% to 8.5% and maturity's from 2004 to 2006. None of the principal on these notes is due before maturity.

 (11) FEDERAL INCOME TAXES
The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate is shown below (in thousands, except percentages).


                                                       2002                       2001                        2000

-----------------------------------------------------------------------------------------------------------------------------------
                                              Amount         Rate         Amount        Rate         Amount         Rate
-----------------------------------------------------------------------------------------------------------------------------------
  Income tax on pre-tax income............. $   9,392     35.00  %     $  36,792      35.00 %      $ 72,430       35.00      %
  Tax-exempt investment income.............     (3,416)   (12.73)          (2,808)    (2.67)          (3,956)     (1.91)
  Dividend exclusion.......................     (4,629)   (17.25)          (3,243)    (3.09)          (1,247)     (0.60)
  Adjustment to deferred taxes.............     4,599     17.14                --     0.00                ---      0.00
  Miscellaneous tax credits, net...........     (1,843)    (6.87)          (2,177)    (2.07)          (2,536)     (1.23)
  Losses on foreign operations.............     3,201      11.93           6,599      6.28            1,476 0.71
  Other items, net.........................     2,676       9.97           5,025      4.78              601 0.29

-----------------------------------------------------------------------------------------------------------------------------------
                                            $   9,980     37.19  %     $  40,188     38.23  %      $ 66,768 32.26     %

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2002 and December 31, 2001 are as shown below (in thousands).


                                                                                               2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
  Deferred tax assets:
      Marketable securities, principally due to impairment losses......................... $    48,885      $     9,048
      Investment in real estate and other invested assets, principally due to investment
         valuation allowances.............................................................     12,983       11,282
      Policyholder funds, principally due to policy reserve discount......................    160,829       166,786
      Policyholder funds, principally due to unearned premium reserve.....................     28,514       23,652
      Other assets........................................................................     10,917       3,597

-----------------------------------------------------------------------------------------------------------------------------------
   Total gross deferred tax assets........................................................    262,128       214,365
      Less valuation allowance............................................................      (3,000)          (3,000)

-----------------------------------------------------------------------------------------------------------------------------------
   Net deferred tax assets................................................................ $  259,128 $     211,365

  Deferred tax liabilities:
      Marketable securities, principally due to net unrealized gains...................... $   (62,365)     $   (51,525)
      Investment in bonds, principally due to accrual of discount on bonds................     (14,631)         (33,316)
      Deferred policy acquisition costs, due to difference between GAAP and tax...........    (209,430)        (183,883)
      Property, plant and equipment, principally due to difference between GAAP and tax
         depreciation methods.............................................................      (6,456)          (7,533)
      Non-taxable pension.................................................................     (13,956)         (14,773)

-----------------------------------------------------------------------------------------------------------------------------------
   Net deferred tax liabilities...........................................................    (306,838)        (291,030)

-----------------------------------------------------------------------------------------------------------------------------------
  Total deferred tax...................................................................... $   (47,710)     $   (79,665)

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

Through 1983, under the provision of the Life Insurance Company Income Tax Act of 1959, life insurance companies were permitted to defer from taxation a portion of their income (within certain limitations) until and unless it is distributed to stockholders, at which time it was taxed at regular corporate tax rates. No provision for deferred federal income taxes applicable to such untaxed income has been made, because management is of the opinion that no distributions of such untaxed income (designated by federal law as "policyholders' surplus") will be made in the foreseeable future. There was no change in the "policyholders' surplus" between December 31, 2001 and December 31, 2002, and the cumulative balance was approximately $63,000,000 at both dates.

Federal income taxes totaling approximately $52,380,000, $80,985,000 and $114,415,000 were paid to the Internal Revenue Service in 2002, 2001 and 2000, respectively. The statute of limitations for the examination of federal income tax returns through 1998 for American National and its subsidiaries by the Internal Revenue Service has expired. All prior year deficiencies have been paid or provided for, and American National has filed appropriate claims for refunds through 1998. In the opinion of management, adequate provision has been made for any tax deficiencies that may be sustained.

(12) Components of comprehensive income
The items included in comprehensive income, other than net income, are unrealized gains on available-for-sale securities (net of deferred acquisition costs), foreign exchange adjustments, the change in fair value of an interest rate swap and subsidiary minimum pension liability adjustment. The details on the unrealized gains included in comprehensive income, and the related tax effects thereon, are as shown below (in thousands).

                                                                                Before          Federal          Net of
                                                                                Federal       Income Tax         Federal
                                                                              Income Tax        Expense        Income Tax

-----------------------------------------------------------------------------------------------------------------------------------
  December 31, 2002
  Unrealized gains..........................................................  $ 137,895 $     48,263            $89,632
  Less: reclassification adjustment for net losses realized in net income....   (140,449)        (49,157)       (91,292)

-----------------------------------------------------------------------------------------------------------------------------------
  Net unrealized loss component of comprehensive income.....................  $   (2,554)     $     (894)    $   (1,660)

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  December 31, 2001
  Unrealized losses.........................................................  $ (119,046)     $  (41,666)    $  (77,380)
  Less: reclassification adjustment for net gains realized in net income.....     11,123          3,893      7,230

-----------------------------------------------------------------------------------------------------------------------------------
  Net unrealized loss component of comprehensive income.....................  $ (107,923)     $  (37,773)    $  (70,150)

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
  December 31, 2000
  Unrealized losses.........................................................  $ (139,180)     $  (48,709)    $  (90,471)
  Less: reclassification adjustment for net losses realized in net income....    (21,295)         (7,453)       (13,842)

-----------------------------------------------------------------------------------------------------------------------------------
  Net unrealized loss component of comprehensive income...................... $ (160,475)     $  (56,162)    $ (104,313)

-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------



(13) StoCKHOLDERS' EQUITY and minority interests
Common Stock--American National has only one class of common stock with a par value of $1.00 per share and 50,000,000 authorized shares. The amounts outstanding at December 31, were as shown below.

  Common stock:                   2002         2001         2000

-----------------------------------------------------------------------------------------------------------------------------------
   Shares issued..............30,832,449   30,832,449   30,832,449
   Treasury shares............ 4,197,617    4,273,617    4,274,284
   Restricted shares..........  155,000        79,000       79,000

-----------------------------------------------------------------------------------------------------------------------------------
   Outstanding shares.........26,479,832   26,479,832   26,479,165

-----------------------------------------------------------------------------------------------------------------------------------



Stock-Based Compensation--American National has one stock-based compensation plan. Under this plan, American National can grant Non-Qualified Stock Options, Stock Appreciation Rights, Restricted Stock Awards, Performance Rewards, Incentive Awards and any combination of these. The number of shares available for grants under the plan cannot exceed 900,000 shares, and no more than 50,000 shares may be granted to any one individual in any calendar year.

The plan provides for the award of Restricted Stock. Restricted Stock Awards entitle the participant to full dividend and voting rights. Unvested shares are restricted as to disposition and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder. Two awards of restricted stock have been granted, with a total of 136,000 shares granted at an exercise price of zero. These awards result in compensation expense to American National over the vesting period. The amount of compensation expense recorded was $621,000 in 2002, $342,000 in 2001, and $486,000 in 2000.

The plan provides for the award of Stock Appreciation Rights (SAR). The SAR's give the holder the right to compensation based on the difference between the price of a share of stock on the grant date and the price on the exercise date. The SARs vest at a rate of 20% per year for 5 years and expire 5 years after the vesting period. American National uses the average of the high and low price on the last trading day of the period to calculate the fair value and compensation expense for SARs. The fair value of the SARs was $1,545,000, $1,361,000, and $709,000 at December 31, 2002, 2001, and 2000 respectively. Compensation expense was recorded totaling $717,000, $889,000 and $709,000 for the years ended December 31, 2002, 2001, and 2000 respectively.


SAR and Restricted Stock (RS) information for 2002, 2001 and 2000 is shown below.

                                                 SAR Weighted-                RS Weighted-
                                        SAR     Average Price        RS       Average Price
  Shares                              Shares       per Share       Shares       per Share
-----------------------------------------------------------------------------------------------------------------------------------
  Outstanding at December 31, 1999.. 81,500 57.00    79,000        13.71
  Granted...........................  3,000 61.81         --            --
  Exercised.........................  (1,100)        57.00--            --
  Canceled..........................  (1,208)        57.00--            --

-----------------------------------------------------------------------------------------------------------------------------------
  Oustanding at December 31, 2000... 82,192 57.18   79,000 13.71

----------------------------------------------------------------------------------------------------------------------------------
  Granted...........................  3,000 80.25    2,000 72.28
  Exercised......................... (10,250)        57.00 (666         )57.00
  Canceled..........................  (1,392)        57.00 (1,334       )57.00

-----------------------------------------------------------------------------------------------------------------------------------
  Outstanding at December 31, 2001.. 73,550 58.14   79,000 14.09

---------------------------------------------------------------------------------------------------------------------------------
  Granted........................... 83,000 88.00   76,000--
  Exercised......................... (18,000)        57.11--            --
  Canceled..........................      --             --            --             --

----------------------------------------------------------------------------------------------------------------------------------
  Outstanding at December 31, 2002.. 138,550      $   76.16      155,000  $     7.18

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------


The weighted-average contractual remaining life for the 138,550 SAR shares outstanding as of December 31, 2002 is 8.4 years. The weighted-average exercise price for these shares is $76.16 per share. Of the shares outstanding, 20,150 are exercisable at a weighted-average exercise price of $57.88 per share.

The weighted-average contractual remaining life for the 155,000 Restricted Stock shares outstanding as of December 31, 2002 is 8.1 years. The weighted-average exercise price for these shares is $7.18 per share. None of the shares outstanding were vested.

Earnings Per Share--Earnings per share for 2002 was calculated using a weighted average number of shares outstanding of 26,479,832. For 2001 and 2000 the weighted-average number of shares outstanding were 26,479,665 and 26,479,165 respectively. In 2002, 2001 and 2000, the restricted stock resulted in an incremental number of shares to be added to the number of shares outstanding of less than 42,000 shares and had no effect on the earnings per share calculation. As a result, diluted earnings per share is equal to the basic earnings per share for 2002, 2001, and 2000.

Dividends--American National's payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and, in the absence of special approval, limit the payment of dividends to statutory net gain from operations on an annual, non-cumulative basis. Additionally, insurance companies are not permitted to distribute the excess of stockholders' equity, as determined on a GAAP basis over that determined on a statutory basis.

Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National's insurance subsidiaries.

At December 31, 2002, approximately $929,373,000 of American National's consolidated stockholders' equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

Minority Interests--Two of American National's subsidiaries have preferred stock outstanding to unrelated third parties. These preferred stock issues had a total value of $1,248,000 at December 31, 2002 and carry various terms including cumulative dividends and voting rights as they apply to the subsidiary.

In 2001, American National formed TMNY Investments, LLC (TMNY). Subsequently, TMNY purchased five percent of the common stock of Farm Family Holdings, Inc. from another subsidiary of American National. The purpose of TMNY is to provide certain officers with additional incentive to enhance the profitable growth of the Farm Family companies. Accordingly, shares of TMNY preferred stock representing 66% of the value of the company were granted to various officers of American National and its subsidiaries. The preferred shares can not be sold or otherwise traded by the officers for a period of eight years. The total value of these preferred shares was $984,000 at December 31, 2002.

In 2002, the management agreement between American National and American National County Mutual Insurance Company (County Mutual) was changed, effectively giving complete control of County Mutual to American National. As a result of this change, County Mutual is now included in the consolidated financial statements. The interest that the policyholders of County Mutual have in the financial position of County Mutual is reflected as a minority interest totaling $6,750,000 at December 31, 2002.

(14) ACQUISITION
On April 10, 2001 American National completed the acquisition of Farm Family Holdings, Inc. (FFH), which is the parent company for Farm Family Casualty Company, Farm Family Life Insurance Company and United Farm Family Insurance Company. These insurance companies market and sell personal lines property and casualty and life insurance to the agribusiness market in the northeastern United States.

The purchase price for FFH was $280 million and was paid in cash, funded, in part, through a bank loan of $200 million with the remainder provided by internally generated funds. The acquisition was accounted for by the purchase method of accounting. Accordingly, the results of FFH and its subsidiaries are included in the consolidated statements of income for the nine months since the purchase date in 2001 and for the full year of 2002.

The assets and liabilities for FFH were adjusted to reflect fair market value at the purchase date. Goodwill was recognized for the amount of the excess of the purchase price over the fair market value at the date of purchase. The goodwill was amortized during 2001 on a straight line basis using an average life of 11.5 years, producing a total expense of $3,100,000 or $0.12 per share. Without the goodwill amortization expense, net income for 2001 would have been $68,031,000 or $2.57 per share. With the adoption of FAS 142, the goodwill is no longer amortized, however it is subject to annual recoverability analyses. The recoverability analysis for 2002 did not result in any adjustment to the amount of the goodwill which totaled $44,439,000 at December 31, 2002.

A summary of the assets acquired and liabilities assumed in the acquisition are shown as follows (in thousands).

  Assets acquired
    Investments........................ $1,144,636
    Deferred acquisition costs.........     71,671
    Cash...............................     35,152
    Goodwill...........................     47,539
    Other assets.......................    156,609

--------------------------------------------------------------------------------
     Total assets acquired.............  1,455,607

-------------------------------------------------------------------------------

  Liabilities assumed
    Benefit reserves...................    477,684
    Policy account balances............    411,580
    Other liabilities..................    285,773

------------------------------------------------------------------------------
     Total liabilities assumed.........  1,175,037

-------------------------------------------------------------------------------
  Net purchase price................... $  280,570

-------------------------------------------------------------------------------


The following table presents unaudited pro forma results of operations for the years ended December 31, 2001 and 2000 as if FFH and subsidiaries had been combined with American National as of the beginning of the year. The pro forma results include estimates and assumptions which management believes are reasonable. However, pro forma results do not include any anticipated cost savings or other effects of the acquisition and are not necessarily indicative of the results which may occur in the future.

                               Unaudited Pro Forma
                                   Year Ended
  (In thousands, except per share amounts)               2001              2000
--------------------------------------------------------------------------------
 Total revenue...................................   $2,219,055 $      2,147,408
 Total benefits and expenses.....................    2,106,692        1,915,137
 Earnings (losses) of unconsolidated affiliates..        (6,055)           3,049

--------------------------------------------------------------------------------
  Income before federal income taxes..............      106,308        235,320

-------------------------------------------------------------------------------
  Federal income tax expense......................       40,756        76,062

--------------------------------------------------------------------------------
  Net income......................................   $   65,552 $      159,258

--------------------------------------------------------------------------------

  Net income per common share - basic and diluted.   $     2.48 $      6.01

--------------------------------------------------------------------------------


The FFH income included in the pro forma results for the year 2000 contains a nonrecurring item of $12,746,000.

(15) SEGMENT INFORMATION
American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business around its marketing distribution channels. Separate management of each segment is required because each business unit is subject to different marketing strategies. There are eight operating segments based on the company's marketing distribution channels.

The operating segments are as follows:

Multiple Line Marketing -- This segment derives its revenues from the sale of individual life, annuity, accident and health, and property and casualty products marketed through American National, ANTEX, ANPAC, ANGIC, ANPAC Lloyds, Farm Family Life, Farm Family Property and Casualty and United Farm Family.

Home Service Division -- This segment derives its revenues from the sale of individual life, annuity and accident and health insurance. In this segment, the agent collects the premiums. This segment includes business in the United States and Mexico.

Independent Marketing -- This segment derives its revenues mainly from the sale of life and annuity lines marketed through independent marketing organizations.

Health Division -- This segment derives its revenues primarily from the sale of accident and health insurance plus group life insurance marketed through group brokers and third party marketing organizations.

Senior Age Marketing -- This segment derives its revenues primarily from the sale of Medicare supplement plans, individual life, annuities, and accident and health insurance marketed through Standard Life and Accident Insurance Company.

Direct Marketing -- This segment derives its revenues principally from the sale of individual life insurance, marketed through Garden State Life Insurance Company, using direct selling methods.

Credit Insurance Division -- This segment derives its revenues principally from the sale of credit life and credit accident and health insurance.

Capital and Surplus -- This segment derives its revenues principally from investment instruments.

All Other -- This category comprises segments which are too small to show individually. This category includes non-insurance, reinsurance assumed, and retirement benefits.

All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate line of business within each segment. Income and expenses not specifically attributable to policy transactions are allocated to the lines within each segment as follows:

|_| Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.

|_| Net investment income from all other assets is allocated to the marketing segments in accordance with the amount of equity invested in each segment, with the remainder going to capital and surplus.

|_| Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.

|_| Gain or loss on the sale of investments is allocated to capital and surplus.

|_| Equity in earnings of unconsolidated affiliates is allocated to the segment that provided the funds to invest in the affiliate.

|_| Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the amount allocated to the segments and the total federal income tax amount is allocated to capital and surplus.

The following table summarizes net income and various components of net income by operating segment for the years ended December 31, 2002, 2001, and 2000 (in thousands).

                                                                                        Gain From
                                   Premiums        Net                                 Operations     Federal
                                      and      Investment                   Equity       Before       Income
                                     Other       Income       Expenses        in         Federal        Tax
                                    Policy         and           and    Unconsolidated   Income       Expense        Net
                                    Revenue  Realized Gains   Benefits    Affiliates      Taxes      (Benefit)     Income

----------------------------------------------------------------------------------------------------------------------------------
  2002
  Multiple Line Marketing........ $ 992,294      $165,405   $1,111,428        $--       $46,271       $15,269      $31,002
  Home Service Division..........    212,990      113,582      294,304         --        32,268        10,648       21,620
  Independent Marketing..........     48,252      141,836      182,471         --         7,617         2,514        5,103
  Health Division................    225,305        9,201      225,326         --         9,180         3,029        6,151
  Credit Insurance Division......     73,600      17,939    76,454             --        15,085         4,978       10,107
  Senior Age Marketing...........    192,145       19,834      205,853         --         6,126         2,022        4,104
  Direct Marketing...............     32,520       3,508    33,922             --         2,106           695         1,411
  Capital & Surplus..............      1,272      (67,828)      17,620     (6,534)      (90,710)     (28,810)      (61,900)
  All Other......................     30,550       28,938      59,071      (1,525)        (1,10)        (365)         (743)

----------------------------------------------------------------------------------------------------------------------------------
                                  $1,808,928 $ 432,415   $  2,206,449    $   (8,059  )  $ 26,835      $ 9,980        $16,855

----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  2001
  Multiple Line.................. $  787,431   $  144,631   $  933,066    $      --    $   (1,004)  $     (331)  $     (673)
  Home Service Division..........    212,344      113,384      287,222           --        38,506       12,707       25,799
  Independent Marketing..........     50,045      111,169      157,174           --         4,040        1,333        2,707
  Health Division................    250,802        8,274      276,458           --       (17,382)      (5,736)     (11,646)
  Credit Insurance Division......     66,042       17,718       71,753           --        12,007        3,962        8,045
  Senior Age Marketing...........    168,024       17,652      193,258           --        (7,582)      (2,502)      (5,080)
  Direct Marketing...............     29,839        3,413       28,948           --         4,304        1,420        2,884
  Capital and Surplus............      1,065       90,809       19,376       (8,345)       64,153       26,669       37,484
  All Other......................     33,235       28,641       56,090        2,291         8,077        2,666        5,411

-----------------------------------------------------------------------------------------------------------------------------------
                                  $1,598,827$  535,691   $  2,023,345$(6,054      )$   105,119   $  40,188    $  64,931

-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
  2000
  Multiple Line ................. $  518,271   $   92,563   $  596,098    $      --    $   14,736   $    4,863   $    9,873
  Home Service Division..........    212,951      114,397      276,686           --        50,662       16,718       33,944
  Independent Marketing..........     76,236      108,213      176,196           --         8,253        2,723        5,530
  Health Division................    253,820        8,414      281,837           --       (19,603)      (6,469)     (13,134)
  Credit Insurance Division......     63,412       16,306       68,466           --        11,252        3,713        7,539
  Senior Age Marketing...........    148,565       17,696      156,970           --         9,291        3,066        6,225
  Direct Marketing...............     28,076        3,906       28,678           --         3,304        1,090        2,214
  Capital and Surplus............        938      110,688         (264)         100       111,990       35,434       76,556
  All Other......................     30,553       29,477       45,922        2,949        17,057        5,630       11,427

-----------------------------------------------------------------------------------------------------------------------------------
                                  $1,332,822$  501,660   $  1,630,589$3,049        $   206,942   $  66,768    $  140,174

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


There were no significant non-cash items to report. Substantially all of the consolidated revenues were derived in the United States.

Most of the operating segments provide essentially the same types of products. The following table provides revenues within each segment by line of business for the years ended December 31, 2002, 2001, and 2000 (in thousands).

                                 Total Revenues

                                                            Accident and Property and                               Total
                                     Life        Annuity       Health      Casualty      Credit      All Other    Revenues

----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
  2002
  Multiple Line Marketing........ $ 204,466 $  36,636       $18,772      $897,825      $--           $--          $1,157,699
  Home Service Division..........   310,532    5,359         10,681        --           --            --            326,572
  Independent Marketing..........    32,433    157,655       --            --           --            --            190,088
  Health Division................     2,688      --         31,818         --           --            --            234,506
  Credit Insurance Division......        --       --             --        --          91,539         --            91,539
  Senior Age Marketing...........    30,401    2,537        179,042        --           --            --            211,980
  Direct Marketing...............    35,524    109           395           --           --            --            36,028
  Capital & Surplus..............        --   --             --            --           --            (66,556  )   (66,556  )
  All Other......................    31,727    14,284        600           --           --             12,876       59,487

-----------------------------------------------------------------------------------------------------------------------------------
                                  $ 647,771 $  216,580 $ 441,308     $897,825     $91,539       $(53,680)        $  2,241,343

---------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  2001
  Multiple Line.................. $  180,079   $   31,806   $   18,753    $ 701,424    $       --   $       --   $  932,062
  Home Service Division..........    310,965        4,300       10,463           --            --           --      325,728
  Independent Marketing..........     20,949      140,265           --           --            --           --      161,214
  Health Division................      3,904           --      255,172           --            --           --      259,076
  Credit Insurance Division......         --           --           --           --        83,760           --       83,760
  Senior Age Marketing...........     31,515        2,135      152,026           --            --           --      185,676
  Direct Marketing...............     32,730          120          402           --            --           --       33,252
  Capital and Surplus............         --           --           --           --            --       91,874       91,874
  All Other......................     31,785       17,217          774           --            --       12,100       61,876

----------------------------------------------------------------------------------------------------------------------------------
                                  $  611,927   $  195,843   $  437,590    $ 701,424    $   83,760   $  103,974   $2,134,518

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  2000
  Multiple Line Marketing........ $ 119,945 $  16,764         $17,772      $450,894      $--           $--          $605,375
  Home Service Division..........   282,140    4,293            9,271       --            --            --            295,704
  Independent Marketing..........    14,191    158,056            --         --            --            --            172,247
  Health Division................     4,028   --              252,935        --            --            --            256,963
  Credit Insurance Division......         --     --           --             --         68,642   --                     68,642
  Senior Age Marketing...........    30,245    1,623          125,239        --            --            --            157,107
  Direct Marketing...............    31,188     --                219        --            --            --            31,407
  Capital & Surplus..............         --    --                --         --            --             89,373     189,373
  All Other......................    28,510    1,382             905         --           --               26,866       57,663

-----------------------------------------------------------------------------------------------------------------------------------
                                  $ 510,247 $  182,118 $ 406,341     $450,894      $   68,642    $  216,239 $ 1,834,481

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


The operating segments are supported by the fixed income assets and policy loans. Equity type assets, such as stocks, real estate and other invested assets, are investments of the Capital and Surplus segment. Assets of the non-insurance companies are specifically associated with those companies in the "All other" segment. Any assets not used in support of the operating segments are assigned to Capital and Surplus.

The following table summarizes assets by operating segment for the years ended December 31, 2002 and 2001 (in thousands).

                                      2002            2001

------------------------------------------------------------------------------
  Multiple Line Marketing......   $ 3,347,199     $  2,996,688
  Home Service Division........     1,851,604        1,833,920
  Independent Marketing........     2,597,365        1,900,552
  Health Division..............       729,344          713,071
  Credit Insurance Division....       431,618          428,885
  Senior Age Marketing.........       403,879          374,024
  Direct Marketing.............        98,650           90,665
  Capital & Surplus............     2,015,858        2,279,937
  All Other....................       663,655          640,395

-------------------------------------------------------------------------------
                                  $12,139,172     $ 11,258,137

-------------------------------------------------------------------------------

----------------------------------------------------------------------------


The net assets of the Capital and Surplus and All Other segments include investments in unconsolidated affiliates. Almost all of American National's assets are located in the United States of America.

The amount of each segment item reported is the measure reported to the chief operating decision-maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations are made when preparing the financial statements, and allocations of revenues, expenses and gains or losses have been included when determining reported segment profit or loss.

The reported measures are determined in accordance with the measurement principles most consistent with those used in measuring the corresponding amounts in the consolidated financial statements.

The results of the operating segments of the business are affected by economic conditions and customer demands. A portion of American National's insurance business is written through one third-party marketing organization. During 2002, approximately 11% of the total premium revenues and policy account deposits were written through that organization, which is included in the Independent Marketing operating segment. This compares with 4% and 10% in 2001 and 2000, respectively. Of the total business written by this one organization, the majority was annuities.

(16) RECONCILIATION TO STATUTORY ACCOUNTING
American National and its insurance subsidiaries are required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from those used to prepare financial statements on the basis of Generally Accepted Accounting Principles. Effective January 1, 2001 new codified statutory accounting principles were adopted. The adoption of the new principles resulted in an increase of $76,814,000 in the statutory capital and surplus as reported in the following tables.

Reconciliation of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, as of and for the years ended December 31, are as shown below (in thousands).


                                                                              2002             2001              2000

----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
  Statutory net income of insurance companies...........................  $  413,775 $     32,070          $ 132,682
  Net gain (loss) of non-insurance companies............................     (111,058)      5,310           (17,524)
  Combined net income...................................................     302,717       37,380           115,158
  Increases/(decreases):
     Deferred policy acquisition costs..................................      43,606       15,254            (7,807)
     Policyholder funds.................................................      (17,282)      6,188             15,851
     Deferred federal income tax benefit................................      12,071       16,520             16,487
     Premiums deferred and other receivables............................          (90)       (131)           (2,134)
     Gain on sale of investments........................................     (297,221)         118             (752)
     Change in interest maintenance reserve.............................       6,871            74           (5,904)
     Asset valuation allowances.........................................       (6,125)     (16,648)            8,388
     Investment income..................................................       (4,467)       (3,817)               44
     Goodwill amortization..............................................          --         (3,100)               --
  Other adjustments, net................................................      10,678           (582)            (284)
  Consolidating eliminations and adjustments............................      (33,903)       (6,325)            1,127

---------------------------------------------------------------------------------------------------------------------------------
  Net income reported herein............................................  $   16,855         $64,931         $140,174

-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

                                                                              2002             2001              2000
  Statutory capital and surplus of insurance companies..................  $2,483,320 $     2,415,330       $2,309,259
  Stockholders equity of non-insurance companies........................     512,343         504,144          517,805
  Combined capital and surplus..........................................   2,995,663       2,919,474        2,827,064
  Increases/(decreases):
     Deferred policy acquisition costs..................................     874,495         829,216          747,884
     Policyholder funds.................................................     173,790         197,830          174,874
     Deferred federal income taxes......................................     (108,326)       (79,665)        (148,691)
     Premiums deferred and other receivables............................      (87,707)       (87,615)         (82,583)
     Reinsurance in "unauthorized companies"............................      60,129           48,716          45,769
     Statutory asset valuation reserve..................................     322,125          362,952         339,963
     Statutory interest maintenance reserve.............................      14,244            7,517           4,308
     Asset valuation allowances.........................................      (27,151)         (37,502)        (30,062)
     Investment market value adjustments................................     102,990            14,302         (56,087)
  Non-admitted assets and other adjustments, net........................      69,238           149,137          204,393
  Consolidating eliminations and adjustments............................   (1,515,761)      (1,388,023)       (1,003,175)

----------------------------------------------------------------------------------------------------------------------------------
  Stockholders' equity reported herein..................................  $2,873,729   $     2,936,339  $      3,023,657

----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $68,714,000 on deposit with appropriate regulatory authorities.

(17) RETIREMENT BENEFITS
Pension Benefits
American National and its subsidiaries have one active tax-qualified defined-benefit pension plan and one inactive plan. The active plan has three separate programs. One of the programs is contributory and covers home service agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee's compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee's career average earnings and years of service.

The inactive tax-qualified defined-benefit pension plan covers employees of the Farm Family companies hired prior to January 1, 1997. Effective January 1, 1997, benefits through this plan were frozen and no new participants have been added.

American National also sponsors for key executives three non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

The companies' funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary.

Actuarial computations of pension expense (before income taxes) produced a pension cost of $4,071,000 for 2000, $4,924,000 for 2001, and $12,627,000 for
2002.

The pension cost for the years ended December 31, is made up of the following (in thousands):


                                               2002         2001         2000
----------------------------------------------------------------------------------------------------------------------------------
  Service cost--benefits earned during period     $7,21     $6,900     $5,212
  Interest cost on projected benefit obligation   12,999    10,811      8,927
  Expected return on plan assets...........     (10,960)  (10,600)     (8,940)
  Amortization of past service cost........        2,921       361        289
  Amortization of transition asset.........            4    (2,616)    (2,619)
  Amortization of actuarial loss...........          452        68      1,202

---------------------------------------------------------------------------------------------------------------------------------
      Total pension cost..................    $ 12,627  $   4,924      $4,071

---------------------------------------------------------------------------------------------------------------------------------



The following table sets forth the actuarial present value of benefit obligations, the funded status, and the amounts recognized in the consolidated statements of financial position at December 31 for the companies' pension plans
(in thousands).

2002     2001
----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Assets        Accumulated      Assets         Accumulated
                                                                   Exceed         Benefits        Exceed          Benefits
                                                                 Accumulated       Exceed       Accumulated        Exceed
                                                                  Benefits         Assets        Benefits          Assets

------------------------------------------------------------------------------------------------------------------------------------
  Vested benefit obligation..................................  $    (98,222)     $  (67,764)     $  (86,075)     $  (60,053)

-----------------------------------------------------------------------------------------------------------------------------------
  Accumulated benefit obligation.............................  $   (101,432)     $  (67,764)     $  (89,778)     $  (60,053)

------------------------------------------------------------------------------------------------------------------------------------

  Projected benefit obligation...............................  $   (117,496)     $  (84,911)     $ (107,233)     $  (61,365)
  Plan assets at fair value (long term securities)............      134,604          18,381          134,600          20,240

-----------------------------------------------------------------------------------------------------------------------------------
  Funded status:
   Plan assets in excess of projected benefit obligation......      17,108          (66,529)          27,367         (41,125)
   Unrecognized net loss......................................       13,633             608            7,074              494
   Prior service cost not yet recognized in periodic pension cost       --            23,972              --             6,463
   Unrecognized net transition asset at January 1
   being recognized over 15 years                                       --                --              --                --
   Adjustment required to recognize minimum liability.........           --          (7,498)              --            (5,632)
   Offset for intangible asset................................           --            7,498              --              5,632

----------------------------------------------------------------------------------------------------------------------------------
  Prepaid pension cost  included in other assets or other liabilities $30,741        $(41,949)     $   34,441           $(34,168)

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


  Assumptions used at December 31                                      2002            2001           2000
  Weighted-average discount rate on benefit obligation ........       6.72%           6.96%           7.40%
  Rate of increase in compensation levels .....................       3.86%           4.20%           4.80%
  Expected long-term rate of return on plan assets ............       7.06%           7.14%           7.00%

Health Benefits
American National and its subsidiaries provide certain health and/or dental benefits to retirees. Participation in these plans is limited to current retirees and their dependents who met certain age and length of service requirements. No new participants will be added to these plans in the future.

The primary retiree health benefit plan provides major medical benefits for participants under the age of 65 and Medicare supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plan is contributory, with the company's contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by American National, are to be contributed by the retirees.

The accrued post-retirement benefit obligation, included in other liabilities, was $8,278,523 and $7,864,000 at December 31, 2002 and 2001, respectively. These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation. Since American Nationals contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.

Other Benefits
Under American National and its subsidiaries' various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements.

In addition to the defined benefit pension plans, American National sponsors one defined contribution plan for all employees excluding those of the Farm Family companies, and an incentive savings plan for employees of the Farm Family companies. The defined contribution plan (also known as a 401K plan) allows employees to contribute up to the maximum allowable amount as determined by the Internal Revenue Service. American National does not contribute to the defined contribution plan. Company contributions are made under the incentive savings plan for the Farm Family companies, with a discretionary portion based on the profits earned by the Farm Family companies. The expense associated with this plan was $2,270,694 for 2002 and $1,100,000 for 2001.

(18) COMMITMENTS AND CONTINGENCIES
Commitments--American National and its subsidiaries lease insurance sales office space in various cities. The long-term lease commitments at December 31, 2002 were approximately $6,275,000.

In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 2002 to purchase, expand or improve real estate, to fund mortgage loans and to purchase other invested assets aggregating $133,019,000, all of which are expected to be funded in 2003. As of December 31, 2002, all of the mortgage loan commitments have interest rates that are fixed.

Guarantees--In the normal course of business, American National has guaranteed bank loans for customers of a third-party marketing operation. The bank loans are used to fund premium payments on life insurance policies issued by American National. The loans are secured by the cash values of the life insurance policies. If the customer were to default on the bank loan, American National would be obligated to pay off the loan. However, since the cash value of the life insurance policies always equals or exceeds the balance of the loans, management does not foresee any loss on the guarantees. The total amount of the guarantees outstanding as of December 31, 2002 was approximately $148,038,000, while the total cash values of the related life insurance policies was approximately $152,302,000.

Off-Balance-Sheet Contingencies--American National is a partner in numerous real estate joint ventures. A number of these joint ventures have long-term debt to third parties. The amount of the outstanding debt at December 31, 2002 totaled approximately $107,956,000. All of the debt is secured by the real estate in the joint ventures, and is non-recourse to the partners in the joint ventures, including American National. Therefore, the maximum loss that American National could sustain if the joint ventures failed to pay the debt is the amount of the investment in the joint ventures, or approximately $34,646,000 at December 31, 2002.

Litigation--In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to discriminatory practices in life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial settlements across the life insurance industry. American National is a defendant in similar lawsuits. Management believes that American National has meritorious legal defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements.

American Nationals' subsidiary, Standard Life and Accident Insurance Company is a defendant in a class action lawsuit alleging fraud and misrepresentation involving the benefits to be paid under certain limited-benefit nursing home policies. Management believes that the company has meritorious legal defenses against this lawsuit. Therefore, no provision for possible losses on this case has been recorded in the consolidated financial statements.

American National and its subsidiary American National Life Insurance Company of Texas are defendants in several lawsuits alleging, among other things, improper calculation and/or cancellation of benefits under certain group health contracts. Class action certification in these lawsuits has been requested by the plaintiffs, but has not yet been granted. Management believes that the companies have meritorious legal defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements.

American National and its subsidiary American National Life Insurance Company of Texas are defendants in a lawsuit alleging fraud in the sale and pricing of a health insurance policy in Mississippi. Management believes that the companies have meritorious legal defenses against this lawsuit. Therefore, no provision for possible loss on this case has been recorded in the consolidated financial statements.

Based on information currently available, management also believes that amounts ultimately paid, if any, arising from these cases would not have a material effect on the company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continue to create the potential for an unpredictable judgment in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial results.

The companies are also defendants in various other lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the companies' consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management's changing its conclusions.

Independent Auditor's Report


We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in stockholders' equity, comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.
  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.
  As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002.



KPMG LLP
February 10, 2003
Houston, Texas

Consent of Independent Public Accountants

The Board Of Directors of American National Insurance Company and the Contract Owners of American National Variable Annuity Separate Account:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus in connection with the registration on Form N-4. The audit report covering the December 31, 2002 consolidated financial statements of American National Insurance Company and subsidiaries refers to the Company's change in accounting method for goodwill during 2002.

KPMG
Houston, Texas
April 28, 2003.

Independent Auditor's Report on Supplementary Information
To the Stockholders and Board of Directors

American National Insurance Company:

We have audited and reported separately herein on the consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2002 and 2001 and for each of the years in the three-year period ended December 31, 2002.

Our audit was made for the purpose of forming an opinion on the basic consolidated financial statements of American National Insurance Company and subsidiaries taken as a whole. The supplementary information included in Schedules I, III, IV and V as of December 31, 2002 and 2001 and for each of the years in the three-year period ended December 31, 2002, is presented for the purposes of complying with the Securities and Exchange rules and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002.

KPMG LLP

Houston, Texas

February 10, 2003

American National Insurance Company and Subsidiaries
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (IN THOUSANDS)

December 31, 2002

Column A                                                     Column B   Column C              Column D
                                                                                              Amount at Which
                                                                        Market                Shown in the
Type of Investment                                           Cost(a)    Value                 Balance Sheet

  Fixed Maturities:
    Bonds Held-to-Maturity:
        United States Government and government agencies
          and authorities                                 $  68,303    $   71,258             $  68,303
        States, municipalities and political subdivisions    208,743      219,149               208,743
        Foreign governments                                   25,642       26,656                25,642
        Public utilities                                     825,823      880,988               825,823
        All other corporate bonds                          3,368,514    3,623,736             3,368,514
    Bonds Available-for-Sale:                                                                             4,497,025
        United States Government and government agencies
          and authorities                                    20,895        22,406                22,406
        States, municipalities and political subdivisions    95,030        99,892                99,892
        Foreign governments                                  14,855        16,212                16,212
        Public utilities                                    457,072       460,565               460,565
        All other corporate bonds                            890,440      933,062               933,062   1,532,137 1,578,184 46,047
    Redeemable preferred stock                                47,401       47,385                47,385
          Total fixed maturities                        $  6,022,718 $  6,401,309          $  6,076,547
  Equity Securities:
    Common stocks:
        Public utilities                                $  24,925    $     19,143             $  19,143
        Banks, trust and insurance companies                 83,076        96,842                96,842
        Industrial, miscellaneous and all other              573,882      642,313               642,313    758,298 889,092   130,794
          Total equity securities                       $  681,883    $   758,298            $  758,298

  Mortgage loans on real estate                         $  1,023,564       XXXXXX             $  1,023,564
  Investment real estate                                     208,547       XXXXXX                208,547
  Real estate acquired in satisfaction of debt                 8,335       XXXXXX                8,335
  Policy loans                                               328,099       XXXXXX                328,099
  Other long-term investments                                161,943       XXXXXX                161,943
  Short-term investments                                     435,463       XXXXXX                435,463
          Total investments                             $  8,870,552       XXXXXX             $  9,000,796  8,279,780 (721,016)


(a) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

American National Insurance Company and Subsidiaries

              SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                (IN THOUSANDS)
American National Insurance Company and Subsidiaries

               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)


                                  Future Policy
                                Deferred   Benefits,             Other Policy
                                 Policy   Losses, Claims         Claims and
                               Acquisition  and Loss   Unearned   Benefits    Premium
Segment                           Cost      Expenses   Premiums   Payable     Revenue
------------------------       ---------    ---------   -------    -------     --------
2002
Multiple Line Marketing        $ 222,833 $  1,615,189 $ 663,223 $  598,992 $    924,219
Home Service                     221,583    1,480,509     4,287     34,660      195,216
Independent Marketing            181,582    2,391,517        65     20,789       20,789
Health Insurance                  11,501       21,211     8,452    580,484     193,993
Credit Insurance                  70,143        15,402  241,930     50,891       64,311
Senior Age Marketing              78,955      217,723    43,444     95,855      192,032
Direct Marketing                  51,439       48,936       265      6,894       31,896
Capital and Surplus                  --           --        --         --           --
All other                         36,459      319,305       354      6,836        8,621
    6                          ---------    ---------   -------  ---------    ---------
    Total                      $ 874,495 $  6,109,792 $ 962,020 $1,395,401    1,640,822
                               ---------    ---------   -------  ---------    ---------


2001
Multiple Line Marketing        $ 210,931 $  1,543,800 $ 578,482 $  526,939 $    729,585
Home Service                     226,294    1,458,751     4,381     29,650      192,522
Independent Marketing            145,922    1,738,806        45     18,748       30,690
Health Insurance                  12,566       18,860    11,767    556,169      218,720
Credit Insurance                  72,276           --   252,047     51,207       58,308
Senior Age Marketing              77,182      199,360    39,740    107,444      174,666
Direct Marketing                  45,937       47,397       196      5,478       29,130
Capital and Surplus                   --           --        --     (4,044)          --
All other                         38,108      324,637       331      6,164        7,702
                               ---------    ---------   -------  ---------    ---------
    Total                      $ 829,216 $  5,331,611 $ 886,989 $1,297,755 $  1,441,323
                               ---------    ---------   -------  ---------    ---------




2000
Multiple Line Marketing        $ 132,540 $    875,128 $ 251,972 $  244,187 $    470,240
Home Service                     232,075    1,438,917     4,560     34,316      193,252
Independent Marketing            144,708    1,491,296        32     17,750       49,784
Health Insurance                  15,493       20,392    14,111    219,774      231,347
Credit Insurance                  67,544          --    245,056     51,037       55,300
Senior Age Marketing              76,480      170,082    36,465     90,326      153,148
Direct Marketing                  39,289       45,901       223      4,837       27,268
Capital and Surplus                  --           --        --         --           --
All other                         39,755      326,249       316      6,691        8,364
                               ---------    ---------   -------  ---------    ---------
    Total                      $ 747,884 $  4,367,965 $ 552,735 $  668,918 $  1,188,703
                               ---------    ---------   -------  ---------    ---------




                                               Benefits,   Amortization
                                              Claims, Losseof Deferred
                              Net and Policy Other
              Investment Settlement Acquisition Operating Premiums
Segment                          Income  (a)    Expenses      Costs     Expenses  (b) Written
-----------------------         ------------  -----------  -----------  ---------  -----------

2002
Multiple Line Marketing         $    165,405$    797,630 $    103,054$      148,347$  915,465
Home Service                         113,582      120,054      36,641        114,576      --
Independent Marketing                141,836       38,790      21,699        23,847          --
Health Insurance                       9,201      156,296       5,703        60,864        --
Credit Insurance                      17,939       24,313       32,433       17,401         --
Senior Age Marketing                  19,834      135,575       9,859        50,174        --
Direct Marketing                       3,508       18,019       6,843         7,401        --
Capital and Surplus                   63,267          --          --         15,931     --
All other                             28,938       29,748         --         26,123        --
                                ------------ ------------ ----------- ------------- ----------
    Total                       $    563,510 $    1,320,425   216,232 $     464,664 $  915,465
                                ------------ ------------ ----------- ------------- ----------

2001
Multiple Line Marketing         $    147,598 $    659,010 $    87,281 $     113,677 $  768,137
Home Service                         118,773      117,743      31,835       116,011        --
Independent Marketing                116,213       41,110      21,177        24,878        --
Health Insurance                       8,307      195,305      17,730        56,908        --
Credit Insurance                      18,457       23,631       9,620        38,364        --
Senior Age Marketing                  18,784      123,191      11,042        44,019        --
Direct Marketing                       3,547       15,587       5,404         6,629        --
Capital and Surplus                   67,337           --          --        15,381        --
All other                             30,130       27,324          --        24,039        --
                                ------------ ------------ ----------- ------------- ----------
    Total                       $    529,146 $  1,202,901 $   184,089 $     439,906 $  768,137
                                ------------ ------------ ----------- ------------- ----------

2000
Multiple Line Marketing         $     95,630 $    436,080 $    46,560 $      86,528 $  488,673
Home Service                         119,694      115,877      30,253       107,485        --
Independent Marketing                113,107       39,832      33,433        22,482        --
Health Insurance                       8,722      193,593      61,454        22,680        --
Credit Insurance                      17,010       22,776      55,998       (10,309)       --
Senior Age Marketing                  18,349      110,897       5,041        39,157        --
Direct Marketing                       3,906       16,524       4,050         6,190        --
Capital and Surplus                   72,891          --          --           (318)       --
All other                             29,780       27,889         --         16,387        --
                                ------------ ------------ ----------- ------------- ----------
    Total                       $    479,089 $    963,468 $   236,789 $     290,282 $  488,673
                                ------------ ------------ ----------- ------------- ----------



(a) Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.
(b) Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.



SCHEDULE IV - REINSURANCE
         (IN THOUSANDS)


                                                       Ceded to        Assumed                     Percentage of
                                         Gross           Other       from Other          Net       Amount Assumed
                                        Amount         Companies      Companies        Amount        to Net
                                     ------------     ----------     ----------      ----------     -----------

2002
 Life insurance in force           $   55,642,502   $  16,278,521  $    861,159   $   40,225,140          2.1%
                                     ------------     ----------     ----------      ----------
 Premiums:
   Life insurance                         412,919         51,485         9,262           370,696          2.5%
   Accident and health insurance          468,709        541,444         481,165         408,430         117.8%
   Property and liability insurance       883,644         44,630          22,682         861,696          2.6%
                                     ------------     ----------     ----------      ----------
      Total premiums               $    1,765,272   $    637,559   $    513,109   $    1,640,822          31.3%
                                     ============     ==========     ==========      ===========



2001
 Life insurance in force           $   53,502,696   $ 14,819,652   $    910,942   $   39,593,986          2.3%
                                     ------------     ----------     ----------      ----------
 Premiums:
   Life insurance                         415,149         67,021         11,248          359,376          3.1%
   Accident and health insurance          419,377        411,748        407,495          415,124         98.2%
   Property and liability insurance       702,406         50,683         15,100          666,823          2.3%
                                     ------------     ----------     ----------      ----------
      Total premiums               $    1,536,932   $    529,452   $    433,843   $    1,441,323         30.1%
                                     ============     ==========     ==========      ===========


2000
 Life insurance in force           $   47,902,590   $ 12,573,404   $    873,996   $   36,203,182          2.4%
                                     ------------     ----------     ----------      ----------
 Premiums:
   Life insurance                         405,161         61,820         13,603          356,944          3.8%
   Accident and health insurance          435,354        267,238        236,857          404,973         58.5%
   Property and liability insurance       457,480         40,448          9,754          426,786          2.3%
                                     ------------     ----------     ----------      ----------
      Total premiums               $    1,297,995   $    369,506   $    260,214   $    1,188,703         21.9%
                                     ============     ==========     ==========      ===========

American National Insurance Company and Subsidiaries

SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
           (IN THOUSANDS)


                                                                    Deductions - Describe
                                                                    ------------------------------
                                         Balance at    Additions        Amounts                       Balance at
                                        Beginning of   Charged to   Written off Due     Amounts        End of
Description                                Period       Expense     to Disposal  (a) Commuted  (b)     Period
--------------------------------       -------------  -----------  ----------------  -------------   ------------

2002
Investment valuation allowances:
  Mortgage loans on real estate        $     15,995  $            $       2,446     $       1,591   $   11,958
  Investment real estate                     17,193               $       2,190     $        ----       15,003
  Investment in unconsolidated
    affiliates                               10,053         ----           ----              ----        7,955
  Other assets                                2,124         ----           ----             2,098        2,124
--------------------------------       -------------  -----------  ----------------  -------------   ------------
       Total                           $     45,365   $       0    $      4,636      $      3,689   $   37,040
                                       =============  ===========  ================  =============   ============

2001
Investment valuation allowances:
  Mortgage loans on real estate        $     12,512   $      ----  $            18  $       (3,501)  $  15,995
  Investment real estate                     14,691          ----  $        (2,502) $         ----      17,193
  Investment in unconsolidated
    affiliates                                3,427          ----              ----         (6,626)     10,053
  Other assets                                2,724          ----              600            ---        2,124
--------------------------------       -------------  -----------  ----------------  -------------   ------------
       Total                           $     33,354   $        0   $        (1,884) $      (10,127)  $  45,365
                                       =============  ===========  ================  =============   ============

2000
Investment valuation allowances:
  Mortgage loans on real estate        $     20,211   $     ----   $         7,214  $          485   $  12,512
  Investment real estate                     14,725        1,711   $         1,745  $         ----      14,691
  Investment in unconsolidated
    affiliates                                3,305          122              ----            ----       3,427
  Other assets                                3,502        1,022             1,800            ----       2,724
--------------------------------       -------------  -----------  ----------------  -------------   ------------
       Total                           $     46,086   $    2,855   $        10,759  $          485   $  33,354
                                       =============  ===========  ================  =============   ============


(a) Amounts written off due to disposal represent reductions or (additions) in the balance due to sales, transfers or other disposals of the asset with which the allowance is associated.
(b) Amounts commuted represent reductions in the allowance balance due to changes in requirements or investment conditions.